UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-6093

Name of Registrant:	Vanguard Institutional Index Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2006

Item 1:	Schedule of Investments

Vanguard Institutional Index Fund Schedule of Investments March 31, 2006
	Shares	Market Value ($000)

Common Stocks (99.9%)

Consumer Discretionary (10.2%)
Home Depot, Inc.	10,763,665	455,303
Time Warner, Inc.	22,828,272	383,287
* Comcast Corp. Class A	10,784,654	282,127
The Walt Disney Co.	9,758,324	272,160
Lowe's Cos., Inc.	3,962,020	255,313
Target Corp.	4,454,992	231,704
McDonald's Corp.	6,367,624	218,792
News Corp., Class A	12,158,835	201,958
* Viacom Inc. Class B	3,897,672	151,230
* Starbucks Corp.	3,868,103	145,595
Best Buy Co., Inc.	2,060,513	115,244
The McGraw-Hill Cos., Inc.	1,860,587	107,207
Carnival Corp.	2,200,091	104,218
Federated Department Stores, Inc.	1,379,414	100,697
Staples, Inc.	3,692,528	94,233
CBS Corp.	3,897,525	93,463
* Kohl's Corp.	1,747,025	92,610
NIKE, Inc. Class B	959,038	81,614
Clear Channel Communications, Inc.	2,619,034	75,978
Omnicom Group Inc.	906,049	75,429
Ford Motor Co.	9,446,385	75,193
Johnson Controls, Inc.	983,906	74,708
Starwood Hotels & Resorts Worldwide, Inc.	1,093,716	74,077
Harrah's Entertainment, Inc.	932,889	72,728
Gannett Co., Inc.	1,206,379	72,286
Harley-Davidson, Inc.	1,381,144	71,654
J.C. Penney Co., Inc. (Holding Co.)	1,176,910	71,097
Yum! Brands, Inc.	1,397,796	68,296
* Coach, Inc.	1,942,632	67,176
* Sears Holdings Corp.	505,787	66,885
^ General Motors Corp.	2,865,705	60,954
International Game Technology	1,708,634	60,178
Fortune Brands, Inc.	741,622	59,797
TJX Cos., Inc.	2,334,602	57,945
* Amazon.com, Inc.	1,563,467	57,082
Marriott International, Inc. Class A	822,125	56,398
* Office Depot, Inc.	1,498,448	55,802
* Bed Bath & Beyond, Inc.	1,421,234	54,575
The Gap, Inc.	2,908,576	54,332
D. R. Horton, Inc.	1,377,414	45,758
Nordstrom, Inc.	1,107,815	43,404
Limited Brands, Inc.	1,764,732	43,165
Hilton Hotels Corp.	1,669,545	42,507
Lennar Corp. Class A	694,346	41,925
Pulte Homes, Inc.	1,084,129	41,652
^ Eastman Kodak Co.	1,454,985	41,380
* Univision Communications Inc.	1,132,892	39,051
Centex Corp.	622,067	38,562
Genuine Parts Co.	876,414	38,413
* Apollo Group, Inc. Class A	712,400	37,408
Harman International Industries, Inc.	332,668	36,969
Tribune Co.	1,326,681	36,391
H & R Block, Inc.	1,660,190	35,943
Wendy's International, Inc.	579,064	35,937
Mattel, Inc.	1,969,859	35,714
Newell Rubbermaid, Inc.	1,391,097	35,042
Black & Decker Corp.	392,038	34,064
Whirlpool Corp.	344,622	31,523
Dollar General Corp.	1,603,630	28,336
* AutoZone Inc.	280,035	27,917
Sherwin-Williams Co.	562,194	27,795
Darden Restaurants Inc.	666,404	27,343
Tiffany & Co.	721,007	27,067
VF Corp.	446,660	25,415
KB Home	389,583	25,315
Leggett & Platt, Inc.	924,414	22,528
Liz Claiborne, Inc.	533,081	21,846
Knight Ridder	339,663	21,470
Family Dollar Stores, Inc.	787,363	20,944
* Interpublic Group of Cos., Inc.	2,182,368	20,863
Jones Apparel Group, Inc.	579,067	20,482
* AutoNation, Inc.	918,565	19,795
E.W. Scripps Co. Class A	431,248	19,281
Hasbro, Inc.	902,432	19,041
Circuit City Stores, Inc.	772,168	18,903
Brunswick Corp.	481,889	18,726
^ New York Times Co. Class A	736,137	18,632
The Stanley Works	367,383	18,612
RadioShack Corp.	682,718	13,129
* The Goodyear Tire & Rubber Co.	897,403	12,994
Meredith Corp.	212,386	11,849
Dow Jones & Co., Inc.	299,263	11,761
Snap-On Inc.	295,440	11,262
OfficeMax, Inc.	359,253	10,839
Maytag Corp.	406,700	8,675
Dillard's Inc.	312,557	8,139
* Big Lots Inc.	577,258	8,059
Cooper Tire & Rubber Co.	310,267	4,449
* Comcast Corp. Special Class A	51,886	1,355
* Viacom Inc. Class A	18,015	698
CBS Corp. Class A	18,015	434
News Corp., Class B	4,500	79

		6,058,166

Consumer Staples (9.3%)
The Procter & Gamble Co.	16,665,680	960,276
Altria Group, Inc.	10,574,600	749,316
Wal-Mart Stores, Inc.	12,657,835	597,956
PepsiCo, Inc.	8,394,750	485,133
The Coca-Cola Co.	10,438,421	437,057
Walgreen Co.	5,128,430	221,189
Anheuser-Busch Cos., Inc.	3,933,961	168,256
Colgate-Palmolive Co.	2,611,499	149,117
Kimberly-Clark Corp.	2,335,321	134,982
Costco Wholesale Corp.	2,397,527	129,850
CVS Corp.	4,141,993	123,721
Archer-Daniels-Midland Co.	3,312,973	111,482
Sysco Corp.	3,138,251	100,581
General Mills, Inc.	1,804,855	91,470
* The Kroger Co.	3,676,247	74,848
Avon Products, Inc.	2,282,870	71,157
Sara Lee Corp.	3,852,041	68,874
H.J. Heinz Co.	1,697,673	64,376
Wm. Wrigley Jr. Co.	899,322	57,557
Safeway, Inc.	2,278,867	57,245
ConAgra Foods, Inc.	2,631,378	56,469
Kellogg Co.	1,273,940	56,104
Albertson's, Inc.	1,868,954	47,976
The Hershey Co.	908,247	47,438
Whole Foods Market, Inc.	704,053	46,777
Reynolds American Inc.	433,522	45,737
The Clorox Co.	760,762	45,532
UST, Inc.	828,719	34,475
Brown-Forman Corp. Class B	421,276	32,426
Coca-Cola Enterprises, Inc.	1,537,433	31,271
Campbell Soup Co.	933,959	30,260
* Dean Foods Co.	686,937	26,674
* Constellation Brands, Inc. Class A	999,264	25,032
McCormick & Co., Inc.	672,301	22,764
Estee Lauder Cos. Class A	603,967	22,462
SuperValu Inc.	689,695	21,256
The Pepsi Bottling Group, Inc.	685,587	20,835
Molson Coors Brewing Co. Class B	290,846	19,958
Tyson Foods, Inc.	1,277,472	17,552
Alberto-Culver Co. Class B	383,134	16,946

		5,522,387

Energy (9.7%)
ExxonMobil Corp.	30,940,332	1,883,029
Chevron Corp.	11,280,009	653,902
ConocoPhillips Co.	6,986,843	441,219
Schlumberger Ltd.	2,994,019	378,953
Occidental Petroleum Corp.	2,182,817	202,238
Halliburton Co.	2,615,906	191,013
Valero Energy Corp.	3,150,957	188,364
Burlington Resources, Inc.	1,902,404	174,850
Marathon Oil Corp.	1,858,690	141,576
Devon Energy Corp.	2,239,158	136,969
* Transocean Inc.	1,651,809	132,640
Baker Hughes, Inc.	1,734,471	118,638
Anadarko Petroleum Corp.	1,167,745	117,954
Apache Corp.	1,673,848	109,654
EOG Resources, Inc.	1,229,144	88,498
* Weatherford International Ltd.	1,765,420	80,860
XTO Energy, Inc.	1,840,479	80,190
Williams Cos., Inc.	3,013,298	64,454
Chesapeake Energy Corp.	1,893,301	59,469
Amerada Hess Corp.	405,630	57,762
* Nabors Industries, Inc.	800,733	57,316
BJ Services Co.	1,642,710	56,838
* National Oilwell Varco Inc.	885,424	56,773
Noble Corp.	695,085	56,371
Kerr-McGee Corp.	587,788	56,122
Sunoco, Inc.	674,878	52,350
Kinder Morgan, Inc.	533,040	49,034
Murphy Oil Corp.	836,631	41,681
El Paso Corp.	3,340,129	40,249
Rowan Cos., Inc.	553,964	24,352

		5,793,318

Financials (21.0%)
Citigroup, Inc.	25,290,516	1,194,471
Bank of America Corp.	23,534,772	1,071,774
American International Group, Inc.	13,151,832	869,205
JPMorgan Chase & Co.	17,661,109	735,409
Wells Fargo & Co.	8,491,671	542,363
Wachovia Corp.	8,221,295	460,804
Merrill Lynch & Co., Inc.	4,653,116	366,479
The Goldman Sachs Group, Inc.	2,209,351	346,780
Morgan Stanley	5,440,970	341,802
American Express Co.	6,271,253	329,554
U.S. Bancorp	9,125,201	278,319
Fannie Mae	4,904,482	252,090
Washington Mutual, Inc.	5,024,326	214,137
Freddie Mac	3,501,468	213,590
Lehman Brothers Holdings, Inc.	1,370,225	198,039
Prudential Financial, Inc.	2,508,264	190,151
MetLife, Inc.	3,840,759	185,778
The Allstate Corp.	3,268,273	170,310
The St. Paul Travelers, Cos. Inc.	3,526,249	147,362
The Bank of New York Co., Inc.	3,908,420	140,859
SunTrust Banks, Inc.	1,878,738	136,697
The Hartford Financial Services Group Inc.	1,532,611	123,452
Capital One Financial Corp.	1,525,819	122,859
AFLAC Inc.	2,524,378	113,925
Countrywide Financial Corp.	3,055,394	112,133
Fifth Third Bancorp	2,815,429	110,815
SLM Corp.	2,114,669	109,836
BB&T Corp.	2,713,188	106,357
Progressive Corp. of Ohio	996,888	103,936
State Street Corp.	1,687,403	101,970
PNC Financial Services Group	1,480,905	99,680
National City Corp.	2,773,813	96,806
The Chubb Corp.	1,013,086	96,689
Charles Schwab Corp.	5,228,774	89,987
Golden West Financial Corp.	1,297,476	88,099
Moody's Corp.	1,232,727	88,091
ACE Ltd.	1,633,259	84,946
Bear Stearns Co., Inc.	604,922	83,903
Lincoln National Corp.	1,491,386	81,414
Marsh & McLennan Cos., Inc.	2,771,819	81,381
Regions Financial Corp.	2,312,613	81,335
Simon Property Group, Inc. REIT	927,020	77,999
KeyCorp	2,053,075	75,553
Mellon Financial Corp.	2,099,712	74,750
Franklin Resources Corp.	773,370	72,882
Loews Corp.	687,662	69,591
North Fork Bancorp, Inc.	2,410,380	69,491
The Principal Financial Group, Inc.	1,416,383	69,119
Equity Office Properties Trust REIT	2,058,218	69,115
Equity Residential REIT	1,471,703	68,861
Aon Corp.	1,631,454	67,722
ProLogis REIT	1,233,976	66,018
Genworth Financial Inc.	1,909,356	63,830
Vornado Realty Trust REIT	601,305	57,725
Ameriprise Financial, Inc.	1,270,166	57,234
* E*TRADE Financial Corp.	2,117,510	57,130
XL Capital Ltd. Class A	883,871	56,665
CIT Group Inc.	1,012,372	54,182
Archstone-Smith Trust REIT	1,080,905	52,716
T. Rowe Price Group Inc.	669,172	52,336
Northern Trust Corp.	938,951	49,295
Comerica, Inc.	824,958	47,823
AmSouth Bancorp	1,751,241	47,371
Marshall & Ilsley Corp.	1,063,609	46,352
M & T Bank Corp.	401,985	45,883
Zions Bancorp	528,601	43,731
Synovus Financial Corp.	1,587,544	43,007
Ambac Financial Group, Inc.	534,756	42,567
MBIA, Inc.	679,015	40,829
Sovereign Bancorp, Inc.	1,809,634	39,649
Boston Properties, Inc. REIT	399,596	37,262
Cincinnati Financial Corp.	882,017	37,106
Plum Creek Timber Co. Inc. REIT	933,802	34,485
Public Storage, Inc. REIT	418,782	34,018
Compass Bancshares Inc.	626,411	31,703
Safeco Corp.	624,610	31,362
UnumProvident Corp.	1,513,227	30,991
Huntington Bancshares Inc.	1,260,541	30,417
Kimco Realty Corp. REIT	747,397	30,374
Torchmark Corp.	524,776	29,965
MGIC Investment Corp.	443,439	29,546
First Horizon National Corp.	638,714	26,602
Janus Capital Group Inc.	1,087,931	25,207
Apartment Investment & Management Co. Class A REIT	489,504	22,958
Federated Investors, Inc.	426,716	16,663

		12,491,672

Health Care (12.9%)
Pfizer Inc.	37,282,709	929,085
Johnson & Johnson	15,079,618	893,015
* Amgen, Inc.	5,921,505	430,789
Merck & Co., Inc.	11,081,799	390,412
UnitedHealth Group Inc.	6,872,377	383,891
Abbott Laboratories	7,796,231	331,106
Wyeth	6,810,515	330,446
Eli Lilly & Co.	5,725,794	316,636
Medtronic, Inc.	6,116,084	310,391
* WellPoint Inc.	3,344,346	258,953
Bristol-Myers Squibb Co.	9,926,844	244,300
Cardinal Health, Inc.	2,138,115	159,332
* Gilead Sciences, Inc.	2,342,509	145,751
Schering-Plough Corp.	7,496,788	142,364
Aetna Inc.	2,873,663	141,212
Guidant Corp.	1,717,155	134,041
Baxter International, Inc.	3,285,918	127,526
* Caremark Rx, Inc.	2,273,432	111,807
HCA Inc.	2,067,175	94,656
* Genzyme Corp.	1,316,543	88,498
* Medco Health Solutions, Inc.	1,542,561	88,265
* Zimmer Holdings, Inc.	1,255,551	84,875
Allergan, Inc.	768,462	83,378
* Biogen Idec Inc.	1,743,648	82,126
McKesson Corp.	1,551,238	80,866
CIGNA Corp.	613,498	80,135
Becton, Dickinson & Co.	1,253,425	77,186
* St. Jude Medical, Inc.	1,857,629	76,163
* Forest Laboratories, Inc.	1,651,459	73,705
* Boston Scientific Corp.	2,997,486	69,092
Stryker Corp.	1,480,809	65,659
* Express Scripts Inc.	741,780	65,202
AmerisourceBergen Corp.	1,059,278	51,131
* MedImmune Inc.	1,294,574	47,356
Biomet, Inc.	1,254,437	44,558
* Coventry Health Care Inc.	812,200	43,843
* Humana Inc.	828,299	43,610
* Fisher Scientific International Inc.	625,102	42,538
Quest Diagnostics, Inc.	824,295	42,286
* Laboratory Corp. of America Holdings	635,090	37,140
C.R. Bard, Inc.	527,161	35,747
* Barr Pharmaceuticals Inc.	535,986	33,756
* Hospira, Inc.	814,938	32,157
* Thermo Electron Corp.	821,975	30,487
Health Management Associates Class A	1,218,795	26,289
IMS Health, Inc.	1,009,849	26,024
Mylan Laboratories, Inc.	1,107,907	25,925
* Chiron Corp.	553,953	25,377
Applera Corp.-Applied Biosystems Group	928,932	25,211
* Patterson Cos	702,688	24,735
* Waters Corp.	530,179	22,877
* King Pharmaceuticals, Inc.	1,226,059	21,150
* Millipore Corp.	264,030	19,290
Manor Care, Inc.	400,950	17,782
* Tenet Healthcare Corp.	2,384,823	17,600
Bausch & Lomb, Inc.	272,720	17,372
PerkinElmer, Inc.	663,245	15,566
* Watson Pharmaceuticals, Inc.	515,413	14,813

		7,675,483

Industrials (11.5%)
General Electric Co.	52,814,338	1,836,883
United Parcel Service, Inc.	5,533,835	439,276
The Boeing Co.	4,055,640	316,056
United Technologies Corp.	5,145,268	298,271
3M Co.	3,825,621	289,561
Tyco International Ltd.	10,212,160	274,503
Caterpillar, Inc.	3,399,340	244,107
Honeywell International Inc.	4,208,778	180,009
Emerson Electric Co.	2,084,681	174,342
FedEx Corp.	1,539,768	173,901
Burlington Northern Santa Fe Corp.	1,889,916	157,487
Lockheed Martin Corp.	1,815,391	136,390
General Dynamics Corp.	2,028,360	129,774
Union Pacific Corp.	1,342,501	125,322
Northrop Grumman Corp.	1,777,162	121,362
Norfolk Southern Corp.	2,088,832	112,943
Raytheon Co.	2,260,638	103,628
Illinois Tool Works, Inc.	1,039,131	100,079
Waste Management, Inc.	2,798,600	98,791
Deere & Co.	1,200,443	94,895
Cendant Corp.	5,108,740	88,637
Danaher Corp.	1,202,208	76,400
Ingersoll-Rand Co.	1,659,569	69,353
Masco Corp.	2,109,601	68,541
CSX Corp.	1,112,003	66,498
Rockwell Automation, Inc.	898,215	64,591
Southwest Airlines Co.	3,588,204	64,552
Textron, Inc.	670,887	62,654
PACCAR, Inc.	857,903	60,465
Eaton Corp.	754,557	55,060
L-3 Communications Holdings, Inc.	614,574	52,724
ITT Industries, Inc.	936,101	52,628
Dover Corp.	1,030,259	50,029
Pitney Bowes, Inc.	1,150,356	49,385
Rockwell Collins, Inc.	873,040	49,196
Parker Hannifin Corp.	606,799	48,914
Cooper Industries, Inc. Class A	465,297	40,434
American Standard Cos., Inc.	903,193	38,711
Fluor Corp.	439,901	37,743
R.R. Donnelley & Sons Co.	1,094,527	35,813
Robert Half International, Inc.	868,932	33,549
Avery Dennison Corp.	559,622	32,727
* Monster Worldwide Inc.	640,443	31,932
Cintas Corp.	697,939	29,746
W.W. Grainger, Inc.	387,622	29,207
Goodrich Corp.	625,169	27,264
Cummins Inc.	235,406	24,741
Equifax, Inc.	655,951	24,428
American Power Conversion Corp.	871,319	20,136
Pall Corp.	633,340	19,754
Ryder System, Inc.	308,460	13,813
* Allied Waste Industries, Inc.	1,111,979	13,611
* Navistar International Corp.	312,890	8,630

		6,849,446

Information Technology (15.9%)
Microsoft Corp.	45,028,161	1,225,216
* Cisco Systems, Inc.	31,164,884	675,343
International Business Machines Corp.	7,941,597	654,943
Intel Corp.	29,809,446	576,813
Hewlett-Packard Co.	14,331,482	471,506
QUALCOMM Inc.	8,392,431	424,741
* Google Inc.	919,060	358,433
* Dell Inc.	11,925,442	354,901
Motorola, Inc.	12,665,606	290,169
* Apple Computer, Inc.	4,315,474	270,667
Texas Instruments, Inc.	8,109,100	263,302
* Oracle Corp.	19,094,055	261,398
* eBay Inc.	5,844,919	228,303
* Corning, Inc.	7,833,557	210,801
* Yahoo! Inc.	6,394,095	206,274
First Data Corp.	3,886,983	181,989
* EMC Corp.	12,043,159	164,148
Applied Materials, Inc.	8,039,461	140,771
Automatic Data Processing, Inc.	2,936,817	134,154
* Adobe Systems, Inc.	3,039,441	106,137
* Broadcom Corp.	2,232,052	96,335
* Sun Microsystems, Inc.	17,537,477	89,967
* Symantec Corp.	5,286,904	88,979
* Electronic Arts Inc.	1,539,373	84,234
* Agilent Technologies, Inc.	2,172,577	81,580
* Advanced Micro Devices, Inc.	2,436,825	80,805
* Xerox Corp.	4,719,313	71,734
Analog Devices, Inc.	1,855,449	71,045
Paychex, Inc.	1,692,728	70,519
Electronic Data Systems Corp.	2,607,294	69,954
* Lucent Technologies, Inc.	22,647,002	69,073
* Network Appliance, Inc.	1,896,017	68,313
CA, Inc.	2,312,155	62,914
Maxim Integrated Products, Inc.	1,624,644	60,356
Linear Technology Corp.	1,549,157	54,344
* Computer Sciences Corp.	945,112	52,501
* NVIDIA Corp.	867,468	49,671
KLA-Tencor Corp.	1,011,177	48,901
* Freescale Semiconductor, Inc. Class B	1,759,150	48,852
* Intuit, Inc.	896,762	47,699
National Semiconductor Corp.	1,710,241	47,613
* Micron Technology, Inc.	3,135,987	46,162
* Autodesk, Inc.	1,169,175	45,037
Xilinx, Inc.	1,747,221	44,484
* Fiserv, Inc.	934,814	39,776
* NCR Corp.	922,236	38,540
* Jabil Circuit, Inc.	884,668	37,917
* Altera Corp.	1,820,572	37,577
* Affiliated Computer Services, Inc. Class A	624,732	37,272
* Tellabs, Inc.	2,282,011	36,284
* JDS Uniphase Corp.	8,490,877	35,407
* Citrix Systems, Inc.	904,081	34,265
* VeriSign, Inc.	1,239,575	29,737
* Lexmark International, Inc.	548,880	24,908
* Comverse Technology, Inc.	1,023,860	24,091
Molex, Inc.	722,458	23,986
* Avaya Inc.	2,112,197	23,868
* BMC Software, Inc.	1,078,719	23,365
* LSI Logic Corp.	1,985,229	22,949
* Solectron Corp.	4,638,089	18,552
* Novellus Systems, Inc.	676,308	16,231
* QLogic Corp.	818,433	15,837
Sabre Holdings Corp.	668,516	15,730
* Teradyne, Inc.	1,004,266	15,576
* Ciena Corp.	2,950,852	15,374
* ADC Telecommunications, Inc.	593,977	15,200
* Compuware Corp.	1,940,765	15,196
* Novell, Inc.	1,974,231	15,162
Tektronix, Inc.	413,591	14,769
Symbol Technologies, Inc.	1,282,806	13,572
* Convergys Corp.	709,161	12,914
* Unisys Corp.	1,733,500	11,944
* PMC Sierra Inc.	941,055	11,566
* Sanmina-SCI Corp.	2,698,620	11,064
* Andrew Corp.	807,544	9,917
* Parametric Technology Corp.	562,559	9,187
* Freescale Semiconductor, Inc. Class A	320,600	8,916
* Applied Micro Circuits Corp.	1,489,956	6,064
* Gateway, Inc.	1,336,593	2,927

		9,476,721

Materials & Processing (3.0%)
Dow Chemical Co.	4,902,046	199,023
E.I. du Pont de Nemours & Co.	4,661,584	196,765
Alcoa Inc.	4,417,600	135,002
Newmont Mining Corp. (Holding Co.)	2,263,990	117,478
Monsanto Co.	1,365,013	115,685
Praxair, Inc.	1,635,641	90,206
Weyerhaeuser Co.	1,232,727	89,286
International Paper Co.	2,496,066	86,289
Phelps Dodge Corp.	1,031,412	83,060
Nucor Corp.	787,509	82,523
Air Products & Chemicals, Inc.	1,128,096	75,797
Freeport-McMoRan Copper & Gold, Inc. Class B	932,688	55,747
PPG Industries, Inc.	837,846	53,078
Vulcan Materials Co.	508,611	44,071
Rohm & Haas Co.	729,797	35,665
Ecolab, Inc.	923,723	35,286
United States Steel Corp.	551,287	33,452
Allegheny Technologies Inc.	438,222	26,810
Ashland, Inc.	361,219	25,675
MeadWestvaco Corp.	919,063	25,100
Temple-Inland Inc.	561,886	25,032
Engelhard Corp.	627,207	24,844
Sealed Air Corp.	412,238	23,856
Ball Corp.	528,521	23,165
Sigma-Aldrich Corp.	338,705	22,283
Eastman Chemical Co.	413,505	21,163
* Pactiv Corp.	726,641	17,832
Bemis Co., Inc.	533,917	16,861
Louisiana-Pacific Corp.	537,754	14,627
International Flavors & Fragrances, Inc.	400,308	13,739
* Hercules, Inc.	571,837	7,891
* Tronox Inc. Class B	101	2

		1,817,293

Telecommunication Services (3.3%)
AT&T Inc.	19,658,559	531,567
Verizon Communications Inc.	14,830,297	505,120
Sprint Nextel Corp.	15,035,104	388,507
BellSouth Corp.	9,109,508	315,644
Alltel Corp.	1,965,982	127,297
* Qwest Communications International Inc.	7,860,983	53,455
CenturyTel, Inc.	663,905	25,972
Citizens Communications Co.	1,665,564	22,102

		1,969,664

Utilities (3.1%)
Exelon Corp.	3,380,935	178,851
Duke Energy Corp.	4,705,010	137,151
Southern Co.	3,758,573	123,168
Dominion Resources, Inc.	1,760,823	121,550
TXU Corp.	2,345,150	104,969
FPL Group, Inc.	2,044,948	82,084
FirstEnergy Corp.	1,671,619	81,742
Public Service Enterprise Group, Inc.	1,270,412	81,357
Entergy Corp.	1,053,332	72,617
PG&E Corp.	1,749,970	68,074
Edison International	1,651,076	67,991
American Electric Power Co., Inc.	1,995,183	67,876
Sempra Energy	1,309,599	60,844
* AES Corp.	3,324,128	56,710
PPL Corp.	1,926,905	56,651
Progress Energy, Inc.	1,278,523	56,229
Consolidated Edison Inc.	1,243,735	54,102
Ameren Corp.	1,037,461	51,686
Constellation Energy Group, Inc.	904,261	49,472
Cinergy Corp.	1,009,550	45,844
Xcel Energy, Inc.	2,045,827	37,132
KeySpan Corp.	884,468	36,148
DTE Energy Co.	900,844	36,115
* Allegheny Energy, Inc.	827,001	27,994
NiSource, Inc.	1,380,867	27,921
Pinnacle West Capital Corp.	502,782	19,659
CenterPoint Energy Inc.	1,572,634	18,762
TECO Energy, Inc.	1,056,363	17,029
* CMS Energy Corp.	1,119,259	14,494
NICOR Inc.	223,858	8,856
* Dynegy, Inc.	1,528,228	7,335
Peoples Energy Corp.	194,049	6,916

		1,877,329

Total Common Stocks
(Cost $48,677,038)	59,531,479

Temporary Cash Investments (0.3%)

Money Market Fund (0.3%)
1 Vanguard Market Liquidity Fund, 4.715%	206,877,989	206,878

	Face
	Amount
	($000)

U.S. Agency Obligation (0.0%)
2 Federal Home Loan Mortgage Corp.
3 4.807%, 6/21/2006	10,000	9,896

Total Temporary Cash Investments
(Cost $216,771)		216,774

Total Investments (100.2%)
(Cost $48,893,809)		59,748,253

Other Assets and Liabilities—Net (-0.2%)		(135,879)

Net Assets (100%)		59,612,374

* Non-income-producing security.
^ Part of security position is on loan to broker/dealers.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
3 Securities with a value of $9,896,000 have been segregated as initial margin for open futures contracts.
REIT - Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At March 31, 2006, the cost of investment securities for tax purposes was $48,893,809,000. Net unrealized appreciation of investment securities for tax purposes was $10,854,444,000, consisting of unrealized gains of $14,748,210,000 on securities that had risen in value since their purchase and $3,893,766,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.1% and 0.1%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At March 31, 2006, the aggregate settlement value of open futures contracts expiring in June 2006, and the related unrealized appreciation (depreciation) were:

		($000)

Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

S&P 500 Index	317	103,286	746
E-mini S&P 500 Index	575	37,470	(261)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Vanguard Institutional Total Stock Market Index Fund Schedule of Investments March 31, 2006
	Shares	Market Value ($000)

Common Stocks (99.5%)

Consumer Discretionary (11.4%)
Home Depot, Inc.	599,719	25,368
Time Warner, Inc.	1,291,535	21,685
The Walt Disney Co.	567,454	15,826
* Comcast Corp. Class A	571,936	14,962
Lowe's Cos., Inc.	209,171	13,479
Target Corp.	235,763	12,262
McDonald's Corp.	355,324	12,209
News Corp., Class A	691,176	11,480
* Starbucks Corp.	216,727	8,158
* Viacom Inc. Class B	189,680	7,360
Best Buy Co., Inc.	118,155	6,608
* Liberty Media Corp.	757,160	6,216
The McGraw-Hill Cos., Inc.	105,908	6,102
Carnival Corp.	125,942	5,966
Federated Department Stores, Inc.	76,747	5,603
Staples, Inc.	206,478	5,269
* Kohl's Corp.	87,663	4,647
CBS Corp.	189,680	4,549
NIKE, Inc. Class B	52,302	4,451
* Sears Holdings Corp.	32,617	4,313
Omnicom Group Inc.	50,989	4,245
Starwood Hotels & Resorts Worldwide, Inc.	61,888	4,192
Johnson Controls, Inc.	54,477	4,136
Gannett Co., Inc.	67,773	4,061
Harley-Davidson, Inc.	77,691	4,031
Ford Motor Co.	504,532	4,016
J.C. Penney Co., Inc. (Holding Co.)	65,620	3,964
Yum! Brands, Inc.	80,003	3,909
Harrah's Entertainment, Inc.	49,399	3,851
Clear Channel Communications, Inc.	129,827	3,766
* Coach, Inc.	107,364	3,713
Marriott International, Inc. Class A	50,145	3,440
International Game Technology	96,442	3,397
Fortune Brands, Inc.	41,428	3,340
* DIRECTV Group, Inc.	200,766	3,293
* Office Depot, Inc.	87,381	3,254
TJX Cos., Inc.	130,231	3,232
* Bed Bath & Beyond, Inc.	83,936	3,223
The Gap, Inc.	172,141	3,216
* Amazon.com, Inc.	87,886	3,209
^ General Motors Corp.	127,934	2,721
D. R. Horton, Inc.	79,715	2,648
Hilton Hotels Corp.	102,427	2,608
Pulte Homes, Inc.	62,177	2,389
Limited Brands, Inc.	96,748	2,366
Eastman Kodak Co.	81,265	2,311
Nordstrom, Inc.	57,386	2,248
Centex Corp.	36,199	2,244
* Apollo Group, Inc. Class A	42,364	2,225
* NTL Inc.	76,208	2,218
Genuine Parts Co.	49,270	2,159
Lennar Corp. Class A	35,479	2,142
* Univision Communications Inc.	60,579	2,088
* Chico's FAS, Inc.	51,380	2,088
Mattel, Inc.	114,522	2,076
Wendy's International, Inc.	32,993	2,048
Harman International Industries, Inc.	17,707	1,968
Newell Rubbermaid, Inc.	77,992	1,965
Black & Decker Corp.	22,195	1,929
H & R Block, Inc.	87,634	1,897
* IAC/InterActiveCorp	62,579	1,844
*^ Sirius Satellite Radio, Inc.	358,078	1,819
* EchoStar Communications Corp. Class A	59,691	1,783
Whirlpool Corp.	19,339	1,769
* Cablevision Systems NY Group Class A	63,583	1,698
Tribune Co.	61,163	1,678
Darden Restaurants Inc.	40,364	1,656
Sherwin-Williams Co.	32,922	1,628
* AutoZone Inc.	16,249	1,620
* MGM Mirage, Inc.	35,614	1,535
Tiffany & Co.	40,188	1,509
KB Home	23,194	1,507
Abercrombie & Fitch Co.	24,775	1,444
Michaels Stores, Inc.	38,226	1,437
VF Corp.	25,149	1,431
* XM Satellite Radio Holdings, Inc.	62,858	1,400
Royal Caribbean Cruises, Ltd.	32,716	1,375
* Expedia, Inc.	67,406	1,366
^ Garmin Ltd.	16,936	1,345
Dollar General Corp.	76,002	1,343
* Liberty Global, Inc. Class A	65,113	1,333
Station Casinos, Inc.	16,465	1,307
* Las Vegas Sands Corp.	22,890	1,297
Advance Auto Parts, Inc.	30,763	1,281
* Lamar Advertising Co. Class A	24,322	1,280
Leggett & Platt, Inc.	52,135	1,271
Circuit City Stores, Inc.	51,651	1,264
* Liberty Global, Inc. Series C	63,922	1,262
* NVR, Inc.	1,690	1,249
Liz Claiborne, Inc.	30,167	1,236
* Mohawk Industries, Inc.	15,186	1,226
Washington Post Co. Class B	1,570	1,219
Knight Ridder	19,113	1,208
GTECH Holdings Corp.	35,327	1,203
The Stanley Works	23,737	1,203
Ross Stores, Inc.	41,024	1,197
* Williams-Sonoma, Inc.	28,101	1,191
Jones Apparel Group, Inc.	33,186	1,174
* Interpublic Group of Cos., Inc.	121,694	1,163
* Toll Brothers, Inc.	33,167	1,149
PETsMART, Inc.	40,587	1,142
American Eagle Outfitters, Inc.	38,041	1,136
* Getty Images, Inc.	15,090	1,130
* AutoNation, Inc.	52,173	1,124
Family Dollar Stores, Inc.	41,632	1,107
* O'Reilly Automotive, Inc.	30,143	1,102
* Discovery Holding Co. Class A	72,521	1,088
* Pixar, Inc.	16,884	1,083
* Wynn Resorts Ltd.	14,051	1,080
ServiceMaster Co.	82,221	1,079
Foot Locker, Inc.	44,547	1,064
Polo Ralph Lauren Corp.	17,455	1,058
* Career Education Corp.	27,746	1,047
E.W. Scripps Co. Class A	23,309	1,042
Brinker International, Inc.	24,461	1,033
Brunswick Corp.	26,120	1,015
New York Times Co. Class A	38,817	982
BorgWarner, Inc.	16,211	973
* CarMax, Inc.	29,650	969
Hasbro, Inc.	45,463	959
Claire's Stores, Inc.	24,169	878
Outback Steakhouse, Inc.	19,227	846
* Penn National Gaming, Inc.	20,023	845
* R.H. Donnelley Corp.	14,488	844
* ITT Educational Services, Inc.	13,087	838
* Dollar Tree Stores, Inc.	29,132	806
* The Cheesecake Factory Inc.	21,229	795
Beazer Homes USA, Inc.	11,863	779
Ryland Group, Inc.	11,224	779
Barnes & Noble, Inc.	16,549	765
* Education Management Corp.	18,294	761
* AnnTaylor Stores Corp.	20,566	757
Weight Watchers International, Inc.	14,295	735
Gentex Corp.	41,855	731
RadioShack Corp.	36,607	704
SCP Pool Corp.	14,939	701
* Urban Outfitters, Inc.	27,946	686
* Laureate Education Inc.	12,827	685
* Comcast Corp. Special Class A	26,044	680
Service Corp. International	84,464	659
* The Goodyear Tire & Rubber Co.	45,367	657
Polaris Industries, Inc.	11,798	644
* Panera Bread Co.	8,434	634
* Tractor Supply Co.	9,506	631
* Saks Inc.	32,602	629
Standard Pacific Corp.	18,679	628
Snap-On Inc.	16,463	628
* Scientific Games Corp.	17,775	624
MDC Holdings, Inc.	9,450	608
OfficeMax, Inc.	19,973	603
Meredith Corp.	10,756	600
Dow Jones & Co., Inc.	15,071	592
CBRL Group, Inc.	13,345	586
* Sonic Corp.	16,530	581
Boyd Gaming Corp.	11,570	578
Ruby Tuesday, Inc.	17,753	570
Thor Industries, Inc.	10,506	561
* GameStop Corp. Class B	12,669	549
Applebee's International, Inc.	21,809	535
Belo Corp. Class A	26,701	531
* Rent-A-Center, Inc.	20,244	518
* Timberland Co.	15,039	515
* Charming Shoppes, Inc.	34,497	513
* Gaylord Entertainment Co.	11,079	503
Men's Wearhouse, Inc.	13,899	500
Dillard's Inc.	19,106	498
Maytag Corp.	22,750	485
* Quiksilver, Inc.	34,785	482
Borders Group, Inc.	19,080	482
Choice Hotel International, Inc.	10,323	473
* Pacific Sunwear of California, Inc.	21,175	469
* Aeropostale, Inc.	15,380	464
* Big Lots Inc.	32,871	459
* Payless ShoeSource, Inc.	19,742	452
* Marvel Entertainment, Inc.	22,356	450
* Jarden Corp.	13,655	449
Regis Corp.	12,988	448
* Coldwater Creek Inc.	15,917	442
* Tommy Hilfiger Corp.	26,636	439
* Jack in the Box Inc.	10,059	438
* Aztar Corp.	10,259	431
Strayer Education, Inc.	4,135	423
International Speedway Corp.	8,284	422
Orient-Express Hotel Ltd.	10,700	420
* Carter's, Inc.	6,198	418
Harte-Hanks, Inc.	15,205	416
* Too Inc.	12,106	416
* Hovnanian Enterprises Inc. Class A	9,456	415
Phillips-Van Heusen Corp.	10,848	414
* Dick's Sporting Goods, Inc.	10,366	411
* Valassis Communications, Inc.	13,786	405
* Nutri/System Inc.	8,500	404
* Zale Corp.	14,400	404
* Sotheby's Holdings Class A	13,820	401
Reader's Digest Association, Inc.	26,766	395
John Wiley & Sons Class A	10,306	390
* DeVry, Inc.	17,075	389
* Netflix.com, Inc.	13,231	384
Ethan Allen Interiors, Inc.	9,111	383
American Greetings Corp. Class A	17,563	380
* Pinnacle Entertainment, Inc.	13,477	380
* The Children's Place Retail Stores, Inc.	6,543	379
* Select Comfort Corp.	9,500	376
* Corinthian Colleges, Inc.	25,912	373
* P.F. Chang's China Bistro, Inc.	7,558	373
* The Pantry, Inc.	5,902	368
* Meritage Corp.	6,614	363
Lee Enterprises, Inc.	10,905	363
* Hibbett Sporting Goods, Inc.	10,943	361
Wolverine World Wide, Inc.	16,257	360
* Guitar Center, Inc.	7,439	355
* Shuffle Master, Inc.	9,907	354
Bob Evans Farms, Inc.	11,817	351
* Champion Enterprises, Inc.	23,220	347
Matthews International Corp.	9,075	347
Arbitron Inc.	10,266	347
Lear Corp.	19,456	345
* The Dress Barn, Inc.	7,157	343
Furniture Brands International Inc.	13,984	343
Callaway Golf Co.	19,668	338
The Yankee Candle Co., Inc.	12,349	338
* The Warnaco Group, Inc.	13,586	326
Brown Shoe Co., Inc.	6,129	322
* CEC Entertainment Inc.	9,503	319
* Rare Hospitality International Inc.	9,046	315
* Live Nation	15,703	312
Tupperware Corp.	15,069	310
Pier 1 Imports Inc.	26,383	306
* DreamWorks Animation SKG, Inc.	11,476	304
ADVO, Inc.	9,470	303
* Bally Technologies Inc.	17,388	295
* Alderwoods Group, Inc.	16,504	295
^ La-Z-Boy Inc.	17,339	295
* PETCO Animal Supplies, Inc.	12,343	291
Catalina Marketing Corp.	12,353	285
* Bright Horizons Family Solutions, Inc.	7,276	282
* Insight Enterprises, Inc.	12,791	282
Jackson Hewitt Tax Service Inc.	8,900	281
Group 1 Automotive, Inc.	5,762	274
Building Materials Holding Corp.	7,556	269
^ The McClatchy Co. Class A	5,508	269
Winnebago Industries, Inc.	8,780	266
Entercom Communications Corp.	9,470	264
Blockbuster Inc. Class A	65,346	259
CKE Restaurants Inc.	14,789	257
* WCI Communities, Inc.	9,066	252
Media General, Inc. Class A	5,372	250
* Scholastic Corp.	9,260	248
* Fossil, Inc.	13,291	247
ArvinMeritor, Inc.	16,256	242
Aaron Rents, Inc. Class B	8,900	242
* Genesco, Inc.	6,200	241
Kellwood Co.	7,400	232
Modine Manufacturing Co.	7,857	232
Cooper Tire & Rubber Co.	16,148	232
* The Sports Authority, Inc.	6,176	228
Westwood One, Inc.	20,301	224
* Tenneco Automotive, Inc.	10,329	224
United Auto Group, Inc.	5,200	224
Domino's Pizza, Inc.	7,730	221
* Six Flags, Inc.	21,621	220
Sonic Automotive, Inc.	7,913	220
American Axle & Manufacturing Holdings, Inc.	12,668	217
* Vail Resorts Inc.	5,672	217
Burlington Coat Factory Warehouse Corp.	4,763	216
IHOP Corp.	4,441	213
* Charter Communications, Inc.	194,084	212
* LKQ Corp.	10,146	211
*^ Bally Total Fitness Holding Corp.	22,509	211
Landry's Restaurants, Inc.	5,958	210
* Papa John's International, Inc.	6,394	210
Christopher & Banks Corp.	8,988	209
* California Pizza Kitchen, Inc.	6,379	207
The Pep Boys (Manny, Moe & Jack)	13,631	206
* Keystone Automotive Industries, Inc.	4,800	203
Oxford Industries, Inc.	3,940	201
* Columbia Sportswear Co.	3,770	201
Interactive Data Corp.	8,506	200
* O'Charley's Inc.	10,700	198
* GameStop Corp. Class A	4,172	197
* TRW Automotive Holdings Corp.	8,373	195
Stage Stores, Inc.	6,547	195
* Cumulus Media Inc.	17,235	194
Regal Entertainment Group Class A	10,263	193
* The Gymboree Corp.	7,392	192
* Life Time Fitness, Inc.	4,056	190
K-Swiss, Inc.	6,288	190
Cato Corp. Class A	7,858	187
* RC2 Corp.	4,682	186
* Prestige Brands Holdings Inc.	15,122	184
Warner Music Group Corp.	8,453	183
*^ Build-A-Bear-Workshop, Inc.	5,959	183
* RCN Corp.	7,021	182
* Helen of Troy Ltd.	8,572	182
* 99 Cents Only Stores	13,358	181
Tuesday Morning Corp.	7,777	180
* Texas Roadhouse, Inc.	10,494	179
* Stamps.com Inc.	5,079	179
* Gemstar-TV Guide International, Inc.	57,928	179
*^ Cabela's Inc.	8,700	179
* Deckers Outdoor Corp.	4,400	178
* MarineMax, Inc.	5,300	178
* Entravision Communications Corp.	19,282	177
* Isle of Capri Casinos, Inc.	5,300	176
Brookfield Homes Corp.	3,393	176
* Red Robin Gourmet Burgers	3,700	175
* LodgeNet Entertainment Corp.	11,200	174
* Interface, Inc.	12,480	172
* Jos. A. Bank Clothiers, Inc.	3,531	169
* JAKKS Pacific, Inc.	6,324	169
The Stride Rite Corp.	11,657	169
Finish Line, Inc.	10,200	168
* Blount International, Inc.	10,411	168
* Drew Industries, Inc.	4,700	167
Cherokee Inc.	4,148	167
The Buckle, Inc.	4,063	166
* Buffalo Wild Wings Inc.	4,000	166
* Ryan's Restaurant Group, Inc.	11,291	164
Citadel Broadcasting Corp.	14,700	163
Arctic Cat, Inc.	6,738	162
* Asbury Automotive Group, Inc.	8,124	160
* Aftermarket Technology Corp.	7,049	159
Churchill Downs, Inc.	4,151	159
* Steiner Leisure Ltd.	3,898	158
Hollinger International, Inc.	18,774	157
* Cost Plus, Inc.	9,200	157
Talbots Inc.	5,852	157
Oakley, Inc.	9,219	157
* CSK Auto Corp.	11,306	157
*^ Tempur-Pedic International Inc.	11,078	157
* BJ's Restaurants Inc.	5,800	157
Carmike Cinemas, Inc.	6,400	154
Triarc Cos., Inc. Class B	8,828	154
* Hot Topic, Inc.	10,566	153
* Vertrue Inc.	3,663	153
* Charlotte Russe Holding Inc.	7,126	152
* Guess ?, Inc.	3,899	152
Ameristar Casinos, Inc.	5,900	152
* J. Jill Group, Inc.	6,348	152
* Visteon Corp.	32,647	150
* priceline.com, Inc.	6,037	150
* Benihana Inc. Class A	4,793	148
* Fleetwood Enterprises, Inc.	13,242	148
Speedway Motorsports, Inc.	3,868	148
* Midas Inc.	6,706	147
Bassett Furniture Industries, Inc.	7,335	146
* WMS Industries, Inc.	4,855	146
* Harris Interactive Inc.	26,000	146
* Retail Ventures, Inc.	9,869	145
* 4Kids Entertainment Inc.	8,400	144
* Multimedia Games Inc.	9,700	144
* A.C. Moore Arts & Crafts, Inc.	7,814	144
Lithia Motors, Inc.	4,100	142
Hearst-Argyle Television Inc.	6,088	142
* Radio One, Inc. Class D	19,060	142
Bandag, Inc.	3,369	141
Dover Downs Gaming & Entertainment, Inc.	6,407	139
Stewart Enterprises, Inc. Class A	24,341	139
Blyth, Inc.	6,527	137
* Fisher Communications, Inc.	3,047	136
Fred's, Inc.	10,200	135
* Skechers U.S.A., Inc.	5,408	135
* Audiovox Corp.	11,290	135
* Cox Radio, Inc.	10,022	134
* Denny's Corp.	27,800	132
M/I Homes, Inc.	2,800	132
* Cavco Industries, Inc.	2,696	131
*^ Krispy Kreme Doughnuts, Inc.	14,513	130
* Steak n Shake Co.	6,100	129
* Checkers Drive-In Restaurants, Inc.	8,655	128
^ Nautilus Inc.	8,562	128
Thomas Nelson, Inc.	4,361	128
* K2 Inc.	10,091	127
* Perry Ellis International Corp.	5,419	123
* Universal Technical Institute Inc.	4,072	123
* TiVo Inc.	16,855	122
* Bluegreen Corp.	9,194	122
CPI Corp.	5,950	121
* ProQuest Co.	5,651	121
* Iconix Brand Group Inc.	8,286	121
The Marcus Corp.	6,016	120
Kenneth Cole Productions, Inc.	4,272	118
Lone Star Steakhouse & Saloon, Inc.	4,137	118
* Emmis Communications, Inc.	7,316	117
Movado Group, Inc.	5,068	117
* GSI Commerce, Inc.	6,869	117
* Martha Stewart Living Omnimedia, Inc.	6,759	114
Stein Mart, Inc.	6,497	113
* Salem Communications Corp.	7,500	113
Journal Register Co.	9,204	112
* California Coastal Communities, Inc.	3,020	112
* 1-800-FLOWERS.COM, Inc.	15,492	110
Handleman Co.	11,278	108
* Volcom, Inc.	3,047	108
*^ Leapfrog Enterprises, Inc.	10,054	107
^ Pre-Paid Legal Services, Inc.	3,008	107
*^ Audible, Inc.	10,154	107
Courier Corp.	2,406	107
* Avatar Holding, Inc.	1,734	106
Superior Industries International, Inc.	5,337	103
Steven Madden, Ltd.	2,900	103
* America's Car-Mart, Inc.	4,700	101
Monro Muffler Brake, Inc.	2,700	100
* dELiA*S, Inc.	10,726	100
Journal Communications, Inc.	8,061	100
* Kirkland's, Inc.	14,131	100
* William Lyon Homes, Inc.	1,031	99
Technical Olympic USA, Inc.	4,807	98
* Carriage Services, Inc.	20,308	97
* Monarch Casino & Resort, Inc.	3,427	97
* Casual Male Retail Group, Inc.	9,777	95
Big 5 Sporting Goods Corp.	4,800	94
Ambassadors Group, Inc.	3,700	94
Monaco Coach Corp.	7,000	94
* Mediacom Communications Corp.	16,281	94
*^ Overstock.com, Inc.	3,100	92
Beasley Broadcast Group, Inc.	7,615	92
* ValueVision Media, Inc.	7,221	92
Stanley Furniture Co., Inc.	3,152	92
* MTR Gaming Group Inc.	8,813	91
* Conn's, Inc.	2,595	89
Russell Corp.	6,354	88
* Spanish Broadcasting System, Inc.	15,683	87
* New York & Co., Inc.	5,765	86
Gray Television, Inc.	10,241	86
* Alloy, Inc.	6,408	86
Cadmus Communications Corp.	4,644	85
* Fairchild Corp.	32,673	85
* Hayes Lemmerz International, Inc.	30,712	84
* The Wet Seal, Inc. Class A	12,597	84
Sinclair Broadcast Group, Inc.	10,267	84
* Luby's, Inc.	6,616	83
Levitt Corp. Class A	3,675	81
* Blue Nile Inc.	2,300	81
*^ Quantum Fuel Systems Technologies Worldwide, Inc.	22,421	80
* Source Interlink Cos., Inc.	6,972	79
World Wrestling Entertainment, Inc.	4,665	79
* Citi Trends Inc.	1,947	77
Books-a-Million Inc.	6,700	77
Kimball International, Inc. Class B	5,105	77
* Applica Inc.	23,244	76
CSS Industries, Inc.	2,313	76
bebe stores, inc	4,094	75
* Cache, Inc.	4,100	75
Skyline Corp.	1,800	74
* Cosi, Inc.	6,700	74
* Lin TV Corp.	8,100	73
Noble International, Ltd.	4,209	71
* Sunterra Corp.	4,980	71
* Hartmarx Corp.	7,864	70
* Unifi, Inc.	20,765	69
*^ Empire Resorts Inc.	13,369	69
Sauer-Danfoss, Inc.	3,000	69
* Systemax Inc.	9,048	65
UniFirst Corp.	1,926	64
* Impco Technologies Inc.	9,723	63
National Presto Industries, Inc.	1,274	63
* PetMed Express, Inc.	3,488	62
* Tarragon Realty Investors Inc. REIT	3,069	61
* Playboy Enterprises, Inc. Class B	4,263	61
Charles & Colvard Ltd.	5,575	60
* CKX, Inc.	4,607	60
* Mikohn Gaming Corp.	6,200	59
* Universal Electronics, Inc.	3,348	59
*^ Gander Mountain Co.	6,200	58
*^ Escala Group, Inc.	2,218	58
* drugstore.com, Inc.	18,550	57
* Acme Communications, Inc.	13,700	57
Haverty Furniture Cos., Inc.	3,800	55
* Lenox Group, Inc.	4,093	54
* Shoe Carnival, Inc.	2,140	53
* Jo-Ann Stores, Inc.	3,850	52
* Finlay Enterprises, Inc.	4,947	51
* Tweeter Home Entertainment Group, Inc.	6,300	49
* Regent Communications, Inc.	10,707	49
* PRIMEDIA Inc.	23,661	49
Cutter & Buck Inc.	4,068	49
* 1-800 Contacts, Inc.	3,600	48
* Reading International Inc. Class A	5,700	46
* Zapata Corp.	7,600	46
* Palm Harbor Homes, Inc.	2,145	46
* Morningstar, Inc.	1,024	46
Marine Products Corp.	4,099	45
* Lazare Kaplan International, Inc.	5,766	45
* Strattec Security Corp.	1,205	45
* The Dixie Group, Inc.	3,000	45
Russ Berrie and Co., Inc.	2,941	45
Coachmen Industries, Inc.	3,787	43
* Interstate Hotels & Resorts, Inc.	7,862	42
* Mothers Work, Inc.	1,700	41
* Buca, Inc.	8,036	41
* Friendly Ice Cream Corp.	5,282	40
* West Marine, Inc.	2,600	39
* Rent-Way, Inc.	5,400	39
AFC Enterprises, Inc.	2,765	38
*^ Sharper Image Corp.	3,000	38
Triarc Cos., Inc. Class A	1,994	36
Traffix, Inc.	6,267	36
* National R. V. Holdings, Inc.	5,575	36
Syms Corp.	2,325	35
* Champps Entertainment Inc.	4,100	34
Standard Motor Products, Inc.	3,792	34
* Emerson Radio Corp.	8,900	33
* Dura Automotive Systems, Inc.	13,672	33
* Saga Communications, Inc.	3,300	32
* Proliance International Inc.	5,419	30
* DSW Inc. Class A	900	28
* Trans World Entertainment Corp.	4,868	27
* S&K Famous Brands Inc.	1,344	26
* R&B, Inc.	2,487	25
Hancock Fabrics, Inc.	6,637	24
Orleans Homebuilders, Inc.	1,181	24
Movie Gallery, Inc.	7,800	24
Libbey, Inc.	3,304	23
* Knology, Inc.	3,200	22
* The Princeton Review, Inc.	3,600	22
Craftmade International, Inc.	1,100	20
* Concord Camera Corp.	17,200	19
* Zumiez Inc.	300	18
Deb Shops, Inc.	600	18
* Great Wolf Resorts, Inc.	1,510	17
* Syntax-Brillian Corp.	3,766	17
* Exide Technologies	5,798	17
* Red Lion Hotels Corp.	1,212	16
* Nexstar Broadcasting Group, Inc.	2,936	15
Dover Motorsports, Inc.	2,454	13
* Young Broadcasting Inc.	3,877	13
Blair Corp.	308	13
* Radio One, Inc.	1,680	13
* Stoneridge, Inc.	2,218	12
* Enesco Group, Inc.	5,497	11
* Daily Journal Corp.	260	11
Spartan Motors, Inc.	861	10
* Navarre Corp.	2,114	9
* Digital Generation Systems	12,745	9
Weyco Group, Inc.	380	9
Blockbuster Inc. Class B	2,111	8
* Triple Crown Media, Inc.	954	6
* Youbet.com, Inc.	826	5
Superior Uniform Group, Inc.	393	4
Flexsteel Industries, Inc.	300	4
* Pomeroy IT Solutions, Inc.	400	3
* Pegasus Communications Corp.	1,056	3
Fedders Corp.	1,886	3
* Paxson Communications Corp.	2,800	3
* Virco Manufacturing Corp.	440	2
News Corp., Class B	100	2
* Trump Entertainment Resorts, Inc. Warrants Exp. 05/22/06	187	1
* Bush Industries, Inc. (Escrow)	3,784	-
* Gadzooks, Inc.	3,843	-

		484,006

Consumer Staples (7.8%)
The Procter & Gamble Co.	969,724	55,875
Altria Group, Inc.	587,894	41,658
Wal-Mart Stores, Inc.	705,204	33,314
PepsiCo, Inc.	468,423	27,070
The Coca-Cola Co.	604,428	25,307
Walgreen Co.	285,753	12,325
Anheuser-Busch Cos., Inc.	219,138	9,373
Colgate-Palmolive Co.	146,251	8,351
Kimberly-Clark Corp.	131,958	7,627
Costco Wholesale Corp.	133,270	7,218
CVS Corp.	229,966	6,869
Sysco Corp.	175,371	5,621
Archer-Daniels-Midland Co.	165,957	5,584
General Mills, Inc.	90,392	4,581
Avon Products, Inc.	129,526	4,037
* The Kroger Co.	194,551	3,961
Sara Lee Corp.	214,490	3,835
H.J. Heinz Co.	94,603	3,587
Kellogg Co.	74,521	3,282
Safeway, Inc.	127,035	3,191
ConAgra Foods, Inc.	146,506	3,144
Reynolds American Inc.	25,033	2,641
Wm. Wrigley Jr. Co.	40,514	2,593
Whole Foods Market, Inc.	39,012	2,592
The Clorox Co.	42,712	2,556
The Hershey Co.	48,517	2,534
Albertson's, Inc.	88,742	2,278
Kraft Foods Inc.	71,010	2,152
Campbell Soup Co.	64,120	2,077
UST, Inc.	46,363	1,929
Bunge Ltd.	31,493	1,754
Coca-Cola Enterprises, Inc.	73,639	1,498
* Dean Foods Co.	38,056	1,478
* Constellation Brands, Inc. Class A	55,685	1,395
Molson Coors Brewing Co. Class B	19,737	1,354
Estee Lauder Cos. Class A	34,906	1,298
The Pepsi Bottling Group, Inc.	40,900	1,243
SuperValu Inc.	38,509	1,187
McCormick & Co., Inc.	33,888	1,147
Carolina Group	22,307	1,054
Alberto-Culver Co. Class B	22,325	987
Tyson Foods, Inc.	64,329	884
* Energizer Holdings, Inc.	16,612	880
Brown-Forman Corp. Class B	11,222	864
* Smithfield Foods, Inc.	25,115	737
Hormel Foods Corp.	21,495	727
Church & Dwight, Inc.	18,257	674
Del Monte Foods Co.	56,487	670
J.M. Smucker Co.	15,803	627
* BJ's Wholesale Club, Inc.	19,183	604
* Rite Aid Corp.	150,007	600
Corn Products International, Inc.	19,943	590
* Hansen Natural Corp.	3,826	482
PepsiAmericas, Inc.	18,922	463
Flowers Foods, Inc.	14,740	438
Longs Drug Stores, Inc.	8,157	377
* United Natural Foods, Inc.	10,652	372
* Herbalife Ltd.	10,900	368
* NBTY, Inc.	16,232	366
Lancaster Colony Corp.	8,191	344
Delta & Pine Land Co.	11,091	334
* Performance Food Group Co.	10,609	331
* Ralcorp Holdings, Inc.	8,319	317
Casey's General Stores, Inc.	13,030	298
Nu Skin Enterprises, Inc.	16,415	288
* Central Garden and Pet Co.	5,300	282
Universal Corp. (VA)	7,241	266
* Hain Celestial Group, Inc.	9,724	255
Pilgrim's Pride Corp.	11,679	253
* Spectrum Brands Inc.	10,248	223
* Central European Distribution Corp.	5,725	220
* TreeHouse Foods Inc.	7,932	211
* Chattem, Inc.	5,513	208
* The Great Atlantic & Pacific Tea Co., Inc.	5,723	200
Ruddick Corp.	8,215	200
Chiquita Brands International, Inc.	11,736	197
Tootsie Roll Industries, Inc.	6,603	193
* Elizabeth Arden, Inc.	8,159	190
J & J Snack Foods Corp.	5,010	168
* Darling International, Inc.	35,156	165
WD-40 Co.	4,799	148
* Pathmark Stores, Inc.	13,560	142
Weis Markets, Inc.	2,735	122
* Peet's Coffee & Tea Inc.	4,000	120
* Wild Oats Markets Inc.	5,900	120
Inter Parfums, Inc.	6,000	120
Nash-Finch Co.	3,999	120
* Playtex Products, Inc.	11,394	119
Lance, Inc.	4,849	109
* USANA Health Sciences, Inc.	2,600	108
Vector Group Ltd.	5,638	107
Alliance One International, Inc.	21,381	104
Ingles Markets, Inc.	5,511	98
The Topps Co., Inc.	10,659	93
* Smart & Final Inc.	5,700	93
Alico, Inc.	1,909	87
* John B. Sanfilippo & Son, Inc.	5,300	84
Sanderson Farms, Inc.	3,706	83
* Revlon, Inc. Class A	25,268	80
Mannatech, Inc.	4,500	78
Seaboard Corp.	49	78
* Boston Beer Co., Inc. Class A	2,786	72
* Parlux Fragrances, Inc.	2,200	71
* Omega Protein Corp.	11,000	63
Andersons, Inc.	800	63
* Griffin Land & Nurseries, Inc.	1,926	60
Coca-Cola Bottling Co.	1,277	59
* Green Mountain Coffee Roasters, Inc.	1,400	56
* Gold Kist Inc.	3,767	48
Arden Group Inc. Class A	461	43
* PriceSmart, Inc.	4,330	35
* Star Scientific, Inc.	10,486	33
* Lifeway Foods, Inc.	2,354	29
American Italian Pasta Co.	1,851	12
* Maui Land & Pineapple Co., Inc.	300	11
Oil-Dri Corp. of America	455	9

		330,300

Energy (9.3%)
ExxonMobil Corp.	1,756,425	106,896
Chevron Corp.	633,720	36,737
ConocoPhillips Co.	372,101	23,498
Schlumberger Ltd.	166,306	21,049
Occidental Petroleum Corp.	121,494	11,256
Halliburton Co.	144,828	10,575
Valero Energy Corp.	165,910	9,918
Burlington Resources, Inc.	106,730	9,810
Marathon Oil Corp.	103,477	7,882
* Transocean Inc.	93,281	7,490
Devon Energy Corp.	119,234	7,294
Baker Hughes, Inc.	96,558	6,605
Anadarko Petroleum Corp.	63,052	6,369
Apache Corp.	93,021	6,094
EOG Resources, Inc.	68,293	4,917
* Weatherford International Ltd.	98,130	4,489
XTO Energy, Inc.	97,513	4,249
GlobalSantaFe Corp.	69,136	4,200
Peabody Energy Corp.	74,352	3,748
Williams Cos., Inc.	161,767	3,460
Amerada Hess Corp.	23,722	3,378
* Nabors Industries, Inc.	44,567	3,190
BJ Services Co.	91,483	3,165
Noble Corp.	38,660	3,135
* National Oilwell Varco Inc.	48,672	3,121
Chesapeake Energy Corp.	98,636	3,098
Sunoco, Inc.	38,499	2,986
Kerr-McGee Corp.	31,120	2,971
Kinder Morgan, Inc.	30,696	2,824
* Ultra Petroleum Corp.	43,776	2,728
Murphy Oil Corp.	47,223	2,353
Smith International, Inc.	59,962	2,336
El Paso Corp.	186,137	2,243
ENSCO International, Inc.	43,404	2,233
Noble Energy, Inc.	49,388	2,169
CONSOL Energy, Inc.	26,111	1,936
Diamond Offshore Drilling, Inc.	18,272	1,635
Pioneer Natural Resources Co.	36,317	1,607
* Grant Prideco, Inc.	36,383	1,559
Patterson-UTI Energy, Inc.	46,734	1,494
* Southwestern Energy Co.	46,094	1,484
* Newfield Exploration Co.	34,168	1,432
* Cooper Cameron Corp.	32,106	1,415
* Pride International, Inc.	44,915	1,400
Arch Coal, Inc.	18,401	1,397
Rowan Cos., Inc.	31,005	1,363
Tesoro Petroleum Corp.	19,582	1,338
* Denbury Resources, Inc.	32,540	1,031
Helmerich & Payne, Inc.	14,611	1,020
Cimarex Energy Co.	23,370	1,011
Range Resources Corp.	36,912	1,008
* FMC Technologies Inc.	18,488	947
Frontier Oil Corp.	15,348	911
Tidewater Inc.	16,381	905
Pogo Producing Co.	17,093	859
* Plains Exploration & Production Co.	21,266	822
* Helix Energy Solutions Group	20,908	792
Massey Energy Co.	21,940	791
Western Gas Resources, Inc.	15,888	767
* Maverick Tube Corp.	14,042	744
TODCO Class A	17,399	686
Cabot Oil & Gas Corp.	13,993	671
St. Mary Land & Exploration Co.	16,224	662
* Unit Corp.	11,132	621
* Cheniere Energy, Inc.	14,611	593
* Forest Oil Corp.	15,914	592
* Kinder Morgan Management, LLC	13,285	585
* Superior Energy Services, Inc.	20,296	544
* TETRA Technologies, Inc.	10,002	470
* Hanover Compressor Co.	24,835	462
* Quicksilver Resources, Inc.	11,857	458
* Veritas DGC Inc.	9,958	452
* Hydrill Co.	5,762	449
* Lone Star Technologies, Inc.	7,991	443
* Oceaneering International, Inc.	7,646	438
* Houston Exploration Co.	8,283	437
* Whiting Petroleum Corp.	10,523	431
* Universal Compression Holdings, Inc.	8,508	431
Foundation Coal Holdings, Inc.	10,256	422
Holly Corp.	5,637	418
* Oil States International, Inc.	11,137	410
* Encore Acquisition Co.	13,112	406
* Atwood Oceanics, Inc.	3,986	403
* SEACOR Holdings Inc.	4,943	391
* Grey Wolf, Inc.	52,143	388
Penn Virginia Corp.	5,438	386
OMI Corp.	21,219	382
Overseas Shipholding Group Inc.	7,799	374
* KCS Energy, Inc.	14,366	374
* Comstock Resources, Inc.	12,244	364
* W-H Energy Services, Inc.	8,147	362
* KFX, Inc.	19,870	362
* Core Laboratories NV	7,500	357
* Global Industries Ltd.	24,606	357
Berry Petroleum Class A	5,183	355
* Alpha Natural Resources, Inc.	14,592	338
World Fuel Services Corp.	7,622	308
* Swift Energy Co.	8,071	302
* Atlas America, Inc.	6,240	298
CARBO Ceramics Inc.	5,193	296
* Stone Energy Corp.	6,491	286
USEC Inc.	23,210	280
* Remington Oil & Gas Corp.	6,358	275
* Parker Drilling Co.	28,939	268
* Giant Industries, Inc.	3,810	265
* Mariner Energy Inc.	12,879	264
* Carrizo Oil & Gas, Inc.	9,572	249
* ATP Oil & Gas Corp.	5,631	247
* Bill Barrett Corp.	7,492	244
* Petroleum Development Corp.	5,200	236
* Input/Output, Inc.	23,505	228
* NS Group Inc.	4,841	223
* Dril-Quip, Inc.	3,028	215
* Petrohawk Energy Corp.	15,468	212
* Energy Partners, Ltd.	8,981	212
* Bristow Group, Inc.	6,628	205
* Delta Petroleum Corp.	9,312	196
* Gulfmark Offshore, Inc.	6,819	190
* Hornbeck Offshore Services, Inc.	5,179	187
* Harvest Natural Resources, Inc.	19,000	185
* Callon Petroleum Co.	8,709	183
Lufkin Industries, Inc.	3,300	183
General Maritime Corp.	5,380	179
* Warren Resources Inc.	11,722	175
Resource America, Inc.	8,751	174
* The Exploration Co. of Delaware, Inc.	15,283	172
* Newpark Resources, Inc.	19,583	161
* Pioneer Drilling Co.	9,633	158
* Parallel Petroleum Corp.	8,346	154
* Brigham Exploration Co.	17,500	153
* Edge Petroleum Corp.	6,000	150
* U.S. Energy Corp.	19,771	142
* Clayton Williams Energy, Inc.	3,247	133
* Endeavor International Corp.	45,558	133
* Enbridge Energy Management LLC	3,062	131
* Goodrich Petroleum Corp.	4,800	130
RPC Inc.	5,454	125
* Toreador Resources Corp.	3,900	121
* PetroQuest Energy, Inc.	11,700	118
* Gasco Energy Inc.	19,900	111
*^ McMoRan Exploration Co.	6,011	107
W&T Offshore, Inc.	2,629	106
Crosstex Energy, Inc.	1,300	101
*^ Willbros Group, Inc.	4,800	98
Gulf Island Fabrication, Inc.	4,048	96
* Harken Energy Corp.	142,583	94
* Double Eagle Petroleum Co.	5,101	94
* James River Coal Co.	2,549	87
* The Meridian Resource Corp.	19,349	78
* FX Energy, Inc.	14,942	78
* Dawson Geophysical	2,731	75
* TransMontaigne Inc.	7,219	71
* Syntroleum Corp.	8,373	69
* Bois d'Arc Energy, Inc.	4,100	68
Maritrans Inc.	2,600	64
* Matrix Service Co.	5,000	57
* Rentech, Inc.	10,500	46
* PHI Inc. Non-Voting	1,185	44
* Westmoreland Coal Co.	1,645	43
* Infinity, Inc.	3,894	30
* Pacific Ethanol, Inc.	1,400	30
* Vaalco Energy, Inc.	4,400	29
* NATCO Group Inc.	1,000	27
* Transmeridian Exploration Inc.	4,800	26
* GMX Resources Inc.	400	15
* Abraxas Petroleum Corp.	1,700	10
* Penn Octane Corp.	3,564	3

		394,911

Financials (21.3%)
Citigroup, Inc.	1,428,090	67,449
Bank of America Corp.	1,311,154	59,710
American International Group, Inc.	622,815	41,162
JPMorgan Chase & Co.	987,766	41,131
Wells Fargo & Co.	472,073	30,151
Wachovia Corp.	460,061	25,786
Merrill Lynch & Co., Inc.	245,727	19,353
Morgan Stanley	273,875	17,205
The Goldman Sachs Group, Inc.	108,170	16,978
American Express Co.	315,507	16,580
U.S. Bancorp	512,740	15,639
Fannie Mae	273,216	14,043
Freddie Mac	195,371	11,918
Washington Mutual, Inc.	276,905	11,802
Prudential Financial, Inc.	142,578	10,809
MetLife, Inc.	213,835	10,343
Lehman Brothers Holdings, Inc.	64,362	9,302
The Allstate Corp.	173,973	9,066
The St. Paul Travelers, Cos. Inc.	195,463	8,168
The Bank of New York Co., Inc.	217,389	7,835
SunTrust Banks, Inc.	96,951	7,054
The Hartford Financial Services Group Inc.	84,790	6,830
Capital One Financial Corp.	82,036	6,606
AFLAC Inc.	141,259	6,375
Countrywide Financial Corp.	168,845	6,197
SLM Corp.	117,871	6,122
National City Corp.	174,883	6,103
BB&T Corp.	153,092	6,001
State Street Corp.	92,686	5,601
PNC Financial Services Group	82,644	5,563
Progressive Corp. of Ohio	52,939	5,519
* Berkshire Hathaway Inc. Class B	1,826	5,500
The Chubb Corp.	56,515	5,394
Charles Schwab Corp.	309,428	5,325
Fifth Third Bancorp	133,159	5,241
Simon Property Group, Inc. REIT	60,292	5,073
Moody's Corp.	70,952	5,070
Golden West Financial Corp.	73,726	5,006
ACE Ltd.	91,113	4,739
The Chicago Mercantile Exchange	9,724	4,351
Regions Financial Corp.	122,879	4,322
Genworth Financial Inc.	128,745	4,304
Marsh & McLennan Cos., Inc.	146,162	4,291
Legg Mason Inc.	34,237	4,291
KeyCorp	115,110	4,236
Bear Stearns Co., Inc.	30,439	4,222
Mellon Financial Corp.	118,066	4,203
Franklin Resources Corp.	42,798	4,033
North Fork Bancorp, Inc.	134,313	3,872
The Principal Financial Group, Inc.	79,299	3,870
Equity Office Properties Trust REIT	114,652	3,850
Equity Residential REIT	81,565	3,816
Loews Corp.	36,720	3,716
ProLogis REIT	68,913	3,687
Vornado Realty Trust REIT	35,838	3,440
Aon Corp.	76,925	3,193
XL Capital Ltd. Class A	49,417	3,168
General Growth Properties Inc. REIT	64,137	3,134
CIT Group Inc.	56,475	3,023
Boston Properties, Inc. REIT	31,904	2,975
Archstone-Smith Trust REIT	60,003	2,926
Ameriprise Financial, Inc.	63,601	2,866
* E*TRADE Financial Corp.	105,597	2,849
Comerica, Inc.	46,813	2,714
Lincoln National Corp.	82,886	4,525
AmSouth Bancorp	98,250	2,658
T. Rowe Price Group Inc.	33,339	2,607
Northern Trust Corp.	49,328	2,590
Marshall & Ilsley Corp.	56,511	2,463
Kimco Realty Corp. REIT	59,096	2,402
Ambac Financial Group, Inc.	29,803	2,372
Zions Bancorp	28,041	2,320
MBIA, Inc.	37,954	2,282
Avalonbay Communities, Inc. REIT	20,788	2,268
Sovereign Bancorp, Inc.	100,852	2,210
M & T Bank Corp.	19,034	2,173
Hudson City Bancorp, Inc.	160,519	2,133
Host Marriott Corp. REIT	95,144	2,036
Public Storage, Inc. REIT	23,756	1,930
Plum Creek Timber Co. Inc. REIT	52,196	1,928
Synovus Financial Corp.	70,842	1,919
W.R. Berkley Corp.	32,485	1,886
Cincinnati Financial Corp.	44,598	1,876
TD Ameritrade Holding Corp.	85,137	1,777
Safeco Corp.	34,977	1,756
UnumProvident Corp.	84,577	1,732
Commerce Bancorp, Inc.	46,797	1,715
MGIC Investment Corp.	25,653	1,709
Everest Re Group, Ltd.	18,255	1,704
Compass Bancshares Inc.	33,402	1,690
Torchmark Corp.	29,476	1,683
Fidelity National Financial, Inc.	46,740	1,661
Huntington Bancshares Inc.	68,434	1,651
* Berkshire Hathaway Inc. Class A	18	1,626
Developers Diversified Realty Corp. REIT	29,305	1,604
Assurant, Inc.	31,495	1,551
Popular, Inc.	74,494	1,546
Duke Realty Corp. REIT	38,871	1,475
The Macerich Co. REIT	19,717	1,458
* CB Richard Ellis Group, Inc.	17,738	1,431
Janus Capital Group Inc.	60,960	1,412
Radian Group, Inc.	23,442	1,412
First Horizon National Corp.	33,900	1,412
Leucadia National Corp.	23,054	1,375
Old Republic International Corp.	61,856	1,350
Mercantile Bankshares Corp.	34,888	1,341
AMB Property Corp. REIT	24,243	1,316
Regency Centers Corp. REIT	19,171	1,288
American Capital Strategies, Ltd.	36,203	1,273
Apartment Investment & Management Co. Class A REIT	27,137	1,273
White Mountains Insurance Group Inc.	2,137	1,270
The St. Joe Co.	20,200	1,269
iStar Financial Inc. REIT	32,067	1,228
SL Green Realty Corp. REIT	11,964	1,214
New York Community Bancorp, Inc.	68,949	1,208
^ Allied Capital Corp.	39,466	1,208
* AmeriCredit Corp.	38,833	1,193
Liberty Property Trust REIT	25,132	1,185
Associated Banc-Corp	34,858	1,184
The PMI Group Inc.	25,526	1,172
UnionBanCal Corp.	16,360	1,148
Federal Realty Investment Trust REIT	15,052	1,132
United Dominion Realty Trust REIT	39,051	1,115
Brown & Brown, Inc.	33,356	1,107
Health Care Properties Investors REIT	38,633	1,097
A.G. Edwards & Sons, Inc.	21,918	1,093
HCC Insurance Holdings, Inc.	31,183	1,085
Reckson Associates Realty Corp. REIT	23,410	1,073
Camden Property Trust REIT	14,822	1,068
Nuveen Investments, Inc. Class A	22,081	1,063
* Conseco, Inc.	42,786	1,062
* Affiliated Managers Group, Inc.	9,662	1,030
PartnerRe Ltd.	15,989	993
Colonial BancGroup, Inc.	39,371	984
Rayonier Inc. REIT	21,501	980
TD Banknorth, Inc.	33,311	978
Weingarten Realty Investors REIT	23,958	976
Axis Capital Holdings Ltd.	32,111	960
Federated Investors, Inc.	24,339	950
Shurgard Storage Centers, Inc. Class A REIT	14,204	946
Protective Life Corp.	18,901	940
City National Corp.	11,913	915
First American Corp.	23,109	905
Hospitality Properties Trust REIT	20,572	898
Ventas, Inc. REIT	26,615	883
TCF Financial Corp.	34,028	876
Investors Financial Services Corp.	18,630	873
Independence Community Bank Corp.	20,851	869
Commerce Bancshares, Inc.	16,777	867
Arden Realty Group, Inc. REIT	19,095	862
Eaton Vance Corp.	31,450	861
StanCorp Financial Group, Inc.	15,794	855
Forest City Enterprise Class A	18,066	852
Astoria Financial Corp.	27,400	848
Mack-Cali Realty Corp. REIT	17,669	848
RenaissanceRe Holdings Ltd.	19,282	841
* Markel Corp.	2,488	840
Jefferies Group, Inc.	14,093	824
Pan Pacific Retail Properties, Inc. REIT	11,512	816
* Nasdaq Stock Market Inc.	20,375	816
BRE Properties Inc. Class A REIT	14,478	811
Fulton Financial Corp.	46,902	807
Brandywine Realty Trust REIT	25,369	806
^ Thornburg Mortgage, Inc. REIT	29,769	806
Hanover Insurance Group Inc.	15,332	804
Bank of Hawaii Corp.	14,672	782
CapitalSource Inc. REIT	31,437	782
Valley National Bancorp	29,857	765
New Plan Excel Realty Trust REIT	29,456	764
Jones Lang Lasalle Inc.	9,900	758
Wilmington Trust Corp.	17,423	755
Arthur J. Gallagher & Co.	27,120	754
Cullen/Frost Bankers, Inc.	13,960	750
SEI Investments Co.	18,466	748
IndyMac Bancorp, Inc.	18,222	746
Webster Financial Corp.	15,287	741
Sky Financial Group, Inc.	27,708	734
CarrAmerica Realty Corp. REIT	16,398	732
CBL & Associates Properties, Inc. REIT	17,164	729
*^ NYSE Group Inc.	9,000	713
Nationwide Financial Services, Inc.	16,339	703
HRPT Properties Trust REIT	59,471	698
Raymond James Financial, Inc.	23,564	697
Trizec Properties, Inc. REIT	26,743	688
Essex Property Trust, Inc. REIT	6,155	669
AmerUs Group Co.	11,008	663
New Century Financial Corp. REIT	14,294	658
Kilroy Realty Corp. REIT	8,325	643
Unitrin, Inc.	13,730	639
Health Care Inc. REIT	16,438	626
Alexandria Real Estate Equities, Inc. REIT	6,463	616
Colonial Properties Trust REIT	12,285	616
Realty Income Corp. REIT	25,361	614
Whitney Holdings Corp.	17,191	610
Washington Federal Inc.	24,858	602
Potlatch Corp. REIT	14,009	600
East West Bancorp, Inc.	15,559	600
Taubman Co. REIT	14,367	599
Mercury General Corp.	10,847	596
BlackRock, Inc.	4,171	584
Crescent Real Estate, Inc. REIT	27,476	579
* Philadelphia Consolidated Holding Corp.	16,878	576
Ohio Casualty Corp.	18,036	572
* Investment Technology Group, Inc.	11,405	568
FirstMerit Corp.	22,453	554
Waddell & Reed Financial, Inc.	23,676	547
First Industrial Realty Trust REIT	12,778	545
* SVB Financial Group	10,063	534
National Financial Partners Corp.	9,374	530
* Arch Capital Group Ltd.	9,134	527
The South Financial Group, Inc.	20,112	526
People's Bank	16,007	524
First Midwest Bancorp, Inc.	14,127	517
Endurance Specialty Holdings Ltd.	15,857	516
Healthcare Realty Trust Inc. REIT	13,673	511
KKR Financial Corp. REIT	22,688	509
American Financial Group, Inc.	12,189	507
UCBH Holdings, Inc.	26,694	505
* Covanta Holding Corp.	29,921	499
Post Properties, Inc. REIT	11,115	495
Cathay General Bancorp	13,008	490
Corporate Office Properties Trust, Inc. REIT	10,684	489
BancorpSouth, Inc.	19,975	480
Platinum Underwriters Holdings, Ltd.	16,220	472
Westamerica Bancorporation	9,090	472
Sunstone Hotel Investors, Inc. REIT	16,134	467
NewAlliance Bancshares, Inc.	32,160	464
Pennsylvania REIT	10,507	462
Maguire Properties, Inc. REIT	12,524	457
LaSalle Hotel Properties REIT	11,055	453
Mills Corp. REIT	16,138	452
First Niagara Financial Group, Inc.	30,753	451
Highwood Properties, Inc. REIT	13,246	447
Nationwide Health Properties, Inc. REIT	20,754	446
Zenith National Insurance Corp.	9,244	445
Home Properties, Inc. REIT	8,688	444
* Alleghany Corp.	1,513	438
Washington REIT	12,021	437
Transatlantic Holdings, Inc.	7,455	436
Aspen Insurance Holdings Ltd.	17,646	435
* ProAssurance Corp.	8,347	434
Annaly Mortgage Management Inc. REIT	35,473	431
Trustmark Corp.	13,436	425
American Financial Realty Trust REIT	36,419	424
^ Friedman, Billings, Ramsey Group, Inc. REIT	45,126	423
The Phoenix Cos., Inc.	25,950	423
Selective Insurance Group	7,977	423
Pacific Capital Bancorp	12,480	422
Old National Bancorp	19,509	422
Delphi Financial Group, Inc.	8,169	422
Reinsurance Group of America, Inc.	8,899	421
Erie Indemnity Co. Class A	7,940	418
American Home Mortgage Investment Corp. REIT	13,350	417
Fremont General Corp.	19,141	413
^ The First Marblehead Corp.	9,339	404
Downey Financial Corp.	5,970	402
BioMed Realty Trust, Inc. REIT	13,452	399
Wintrust Financial Corp.	6,854	399
IPC Holdings Ltd.	14,163	397
Greater Bay Bancorp	14,302	397
United Bankshares, Inc.	10,241	392
Chittenden Corp.	13,428	389
* Knight Capital Group, Inc. Class A	27,882	388
Texas Regional Bancshares, Inc.	13,145	388
Strategic Hotels and Resorts, Inc. REIT	16,567	386
Assured Guaranty Ltd.	15,350	384
Boston Private Financial Holdings, Inc.	11,346	383
Hilb, Rogal and Hamilton Co.	9,207	380
* Argonaut Group, Inc.	10,619	378
Senior Housing Properties Trust REIT	20,586	373
Montpelier Re Holdings Ltd.	22,818	372
MAF Bancorp, Inc.	8,477	371
Cousins Properties, Inc. REIT	10,956	366
International Bancshares Corp.	12,693	365
EastGroup Properties, Inc. REIT	7,675	364
Alabama National BanCorporation	5,300	363
R.L.I. Corp.	6,283	360
F.N.B. Corp.	20,872	357
Commerce Group, Inc.	6,652	351
Sterling Financial Corp.	12,007	348
Park National Corp.	3,269	348
* Trammell Crow Co.	9,672	345
Commercial Net Lease Realty REIT	14,679	342
First Republic Bank	9,011	341
First Commonwealth Financial Corp.	23,162	340
Provident Bankshares Corp.	9,310	339
UICI	9,142	338
International Securities Exchange, Inc.	8,108	338
Frontier Financial Corp.	10,167	336
Umpqua Holdings Corp.	11,708	334
Equity Inns, Inc. REIT	20,493	332
FelCor Lodging Trust, Inc. REIT	15,564	328
Susquehanna Bancshares, Inc.	12,693	327
BankUnited Financial Corp.	11,962	323
Provident Financial Services Inc.	17,776	322
Longview Fibre Co. REIT	12,300	318
Mid-America Apartment Communities, Inc. REIT	5,800	318
Brookline Bancorp, Inc.	20,444	317
* MeriStar Hospitality Corp. REIT	30,491	316
Inland Real Estate Corp. REIT	19,228	314
LandAmerica Financial Group, Inc.	4,583	311
Amcore Financial, Inc.	9,534	301
Sterling Bancshares, Inc.	16,666	301
First Community Bancorp	5,185	299
PrivateBancorp, Inc.	7,200	299
* Signature Bank	9,127	297
Chemical Financial Corp.	9,100	294
Lexington Corporate Properties Trust REIT	13,991	292
Calamos Asset Management, Inc.	7,714	289
First BanCorp Puerto Rico	22,895	283
Hanmi Financial Corp.	15,608	282
* Piper Jaffray Cos., Inc.	5,118	281
Prosperity Bancshares, Inc.	9,240	279
Redwood Trust, Inc. REIT	6,441	279
Doral Financial Corp.	24,146	279
Citizens Banking Corp.	10,186	273
TrustCo Bank NY	22,440	273
Equity Lifestyle Properties, Inc. REIT	5,487	273
BankAtlantic Bancorp, Inc. Class A	18,944	273
Bank Mutual Corp.	23,016	273
Glimcher Realty Trust REIT	9,527	271
Ashford Hospitality Trust REIT	21,475	266
American Equity Investment Life Holding Co.	18,400	264
Spirit Finance Corp. REIT	21,144	258
BOK Financial Corp.	5,422	258
*^ LaBranche & Co. Inc.	16,305	258
Horace Mann Educators Corp.	13,709	258
National Penn Bancshares Inc.	12,082	257
Anthracite Capital Inc. REIT	23,411	257
Capitol Bancorp Ltd.	5,492	257
Entertainment Properties Trust REIT	6,095	256
Commercial Capital Bancorp, Inc.	18,124	255
Newcastle Investment Corp. REIT	10,517	252
Hancock Holding Co.	5,384	250
City Holding Co.	6,793	250
CVB Financial Corp.	14,526	248
Central Pacific Financial Co.	6,748	248
^ Novastar Financial, Inc. REIT	7,380	247
Student Loan Corp.	1,059	247
Anchor Bancorp Wisconsin Inc.	8,108	246
Scottish Re Group Ltd.	9,900	246
First Charter Corp.	9,896	244
Community Bank System, Inc.	10,896	243
Global Signal, Inc. REIT	4,918	242
NBT Bancorp, Inc.	10,379	241
Corus Bankshares Inc.	4,057	241
Trustreet Properties, Inc. REIT	15,814	240
United Community Banks, Inc.	8,500	239
Acadia Realty Trust REIT	10,100	238
Cash America International Inc.	7,888	237
U-Store-It Trust REIT	11,737	237
UMB Financial Corp.	3,345	235
Tanger Factory Outlet Centers, Inc. REIT	6,784	233
Republic Bancorp, Inc.	19,214	231
Heritage Property Investment Trust REIT	5,836	231
* First Federal Financial Corp.	3,815	228
W Holding Co., Inc.	28,977	228
Sovran Self Storage, Inc. REIT	4,130	228
Cascade Bancorp	7,663	226
PS Business Parks, Inc. REIT	4,049	226
PFF Bancorp, Inc.	6,708	226
Max Re Capital Ltd.	9,500	226
First Citizens BancShares Class A	1,168	225
Glacier Bancorp, Inc.	7,202	224
Franklin Street Properties Corp. REIT	10,485	222
* Tejon Ranch Co.	4,527	221
Community Banks, Inc.	7,689	219
* Accredited Home Lenders Holding Co.	4,260	218
American Campus Communities, Inc. REIT	8,400	218
Infinity Property & Casualty Corp.	5,200	217
Arbor Realty Trust, Inc. REIT	8,000	216
Equity One, Inc. REIT	8,786	216
Community Trust Bancorp Inc.	6,262	212
Glenborough Realty Trust, Inc. REIT	9,672	210
S & T Bancorp, Inc.	5,728	210
Extra Space Storage Inc. REIT	11,948	205
Dime Community Bancshares	14,195	204
Columbia Banking System, Inc.	6,076	203
Saul Centers, Inc. REIT	4,600	202
Capital City Bank Group, Inc.	5,662	201
Harleysville Group, Inc.	6,671	198
Omega Healthcare Investors, Inc. REIT	14,092	198
First Indiana Corp.	7,021	196
Anworth Mortgage Asset Corp. REIT	24,900	196
Harbor Florida Bancshares, Inc.	5,135	194
Stewart Information Services Corp.	4,100	193
* American Physicians Capital, Inc.	4,000	192
Banner Corp.	5,621	191
MB Financial, Inc.	5,367	190
Gold Banc Corp., Inc.	10,287	188
* EZCORP, Inc.	6,331	187
Mid-State Bancshares	6,310	186
Impac Mortgage Holdings, Inc. REIT	19,098	184
Fidelity Bankshares, Inc.	5,468	184
Advance America Cash Advance Centers Inc.	12,768	184
Capitol Federal Financial	5,672	183
Independent Bank Corp. (MI)	6,388	182
RAIT Investment Trust REIT	6,400	181
Capital Corp. of the West	4,871	179
* USI Holdings Corp.	11,000	177
Ameris Bancorp	7,569	176
MCG Capital Corp.	12,450	176
First Busey Corp.	8,185	173
Fidelity National Title Group, Inc. Class A	7,511	171
* Ace Cash Express, Inc.	6,861	171
* Stifel Financial Corp.	3,909	171
Cardinal Financial Corp.	12,506	169
Financial Federal Corp.	5,764	169
* Portfolio Recovery Associates, Inc.	3,600	169
First Financial Bankshares, Inc.	4,393	168
Innkeepers USA Trust REIT	9,921	168
KNBT Bancorp Inc.	10,237	167
* Tradestation Group Inc.	12,106	167
* Nelnet, Inc.	4,000	167
Digital Realty Trust, Inc. REIT	5,900	166
Capital Southwest Corp.	1,740	166
Bristol West Holdings, Inc.	8,613	166
Greenhill & Co., Inc.	2,500	165
Westbanco Inc.	4,976	163
Arrow Financial Corp.	5,913	162
Bedford Property Investors, Inc. REIT	6,000	162
Town & Country Trust REIT	3,969	161
Gamco Investors Inc. Class A	4,008	160
National Health Investors REIT	6,302	160
Agree Realty Corp. REIT	4,900	157
BancFirst Corp.	3,600	157
Alfa Corp.	9,146	157
CoBiz Inc.	7,603	157
Baldwin & Lyons, Inc. Class B	5,868	156
Safety Insurance Group, Inc.	3,396	155
Aames Investment Corp. REIT	27,130	154
Parkway Properties Inc. REIT	3,500	153
Provident New York Bancorp, Inc.	11,774	153
United Fire & Casualty Co.	4,613	152
Highland Hospitality Corp. REIT	11,800	150
ASTA Funding, Inc.	4,495	150
* BankFinancial Corp.	9,155	146
* Pinnacle Financial Partners, Inc.	5,297	145
DiamondRock Hospitality Co. REIT	10,519	145
Federal Agricultural Mortgage Corp. Class C	4,937	145
* CompuCredit Corp.	3,932	145
Harleysville National Corp.	6,361	145
Partners Trust Financial Group, Inc.	12,103	144
Associated Estates Realty Corp. REIT	12,813	144
Getty Realty Holding Corp. REIT	4,925	143
Cedar Shopping Centers, Inc. REIT	9,000	143
* Aether Holdings, Inc.	36,679	141
Lakeland Bancorp, Inc.	9,021	140
Advanta Corp. Class B	3,800	140
Bank of Granite Corp.	6,902	140
First Community Bancshares, Inc.	4,361	139
* Navigators Group, Inc.	2,792	138
Sun Communities, Inc. REIT	3,906	138
BancTrust Financial Group, Inc.	6,224	138
Capital Lease Funding, Inc. REIT	12,420	138
Presidential Life Corp.	5,377	137
Center Financial Corp.	5,549	134
Northwest Bancorp, Inc.	5,416	134
^ Center Bancorp, Inc.	11,234	134
First Merchants Corp.	4,997	133
* First Cash Financial Services, Inc.	6,600	132
First Financial Bancorp	7,916	132
CityBank Lynnwood (WA)	2,800	130
Sizeler Property Investors, Inc. REIT	8,766	129
First Potomac REIT	4,569	129
National Western Life Insurance Co. Class A	551	128
Universal Health Realty Income REIT	3,494	128
Flag Financial Corp.	7,128	127
* eSPEED, Inc. Class A	15,856	126
* Triad Guaranty, Inc.	2,694	126
Saxon Inc. REIT	12,047	126
Columbia Bancorp (OR)	5,700	125
* Universal American Financial Corp.	8,100	125
Irwin Financial Corp.	6,448	125
Ramco-Gershenson Properties Trust REIT	4,100	124
Sandy Spring Bancorp, Inc.	3,245	123
* Ameriserv Financial Inc.	24,648	123
optionsXpress Holdings Inc.	4,207	122
TierOne Corp.	3,600	122
Bancorp Rhode Island Inc.	3,500	122
* Citizens, Inc.	23,633	122
Flagstar Bancorp, Inc.	8,018	121
Old Second Bancorp, Inc.	3,686	121
* Community Bancorp	3,895	121
SWS Group, Inc.	4,600	120
MFA Mortgage Investments, Inc. REIT	18,900	120
CFS Bancorp, Inc.	7,948	119
American Mortgage Acceptance Co. REIT	7,400	119
Sunset Financial Resources, Inc. REIT	12,879	118
* FPIC Insurance Group, Inc.	3,100	117
Sterling Financial Corp. (PA)	5,357	117
* AmericanWest Bancorporation	4,400	116
Winston Hotels, Inc. REIT	10,195	116
* Capital Crossing Bank	3,580	114
* Ocwen Financial Corp.	11,143	114
* Boykin Lodging Co. REIT	10,080	114
Bryn Mawr Bank Corp.	5,130	114
LTC Properties, Inc. REIT	4,870	113
Eastern Virginia Bankshares, Inc.	4,889	113
Oriental Financial Group Inc.	7,815	113
* United America Indemnity, Ltd.	4,900	112
First State Bancorporation	4,208	112
IBERIABANK Corp.	1,975	112
* Bay View Capital Corp.	6,335	111
Atlantic Coast Federal Corp.	7,515	110
* AmeriVest Properties, Inc. REIT	24,800	110
Seacoast Banking Corp. of Florida	3,755	109
Suffolk Bancorp	3,146	109
Capital Bank Corp.	6,671	108
Sanders Morris Harris Group Inc.	6,725	108
Century Bancorp, Inc. Class A	3,715	108
West Coast Bancorp	3,837	107
FBL Financial Group, Inc. Class A	3,097	107
First Financial Holdings, Inc.	3,362	107
Independent Bank Corp. (MA)	3,309	106
* World Acceptance Corp.	3,853	106
Midland Co.	3,000	105
Bank of the Ozarks, Inc.	2,856	104
First Bancorp (NC)	4,656	104
State Auto Financial Corp.	3,077	104
GMH Communities Trust REIT	8,901	104
* Franklin Bank Corp.	5,383	104
First of Long Island Corp.	2,422	103
Mercantile Bank Corp.	2,629	103
* First Regional Bancorp	1,130	101
Macatawa Bank Corp.	2,628	100
Berkshire Hills Bancorp, Inc.	2,847	99
Commercial Bankshares, Inc.	2,797	99
Capital Trust Class A REIT	3,170	99
Main Street Banks, Inc.	3,768	98
Union Bankshares Corp.	2,100	96
Simmons First National Corp.	3,210	96
Integra Bank Corp.	4,176	95
First Place Financial Corp.	3,814	95
Omega Financial Corp.	2,792	95
First Source Corp.	3,139	94
Renasant Corp.	2,530	93
* United Capital Corp.	3,746	93
Consolidated-Tomoka Land Co.	1,500	93
WSFS Financial Corp.	1,482	93
Kite Realty Group Trust REIT	5,800	93
Investors Real Estate Trust REIT	9,600	92
Direct General Corp.	5,363	91
Ames National Corp.	3,718	90
Coastal Financial Corp.	6,527	90
LSB Corp.	4,999	90
Merchants Bancshares, Inc.	3,652	90
21st Century Insurance Group	5,655	89
U.S.B. Holding Co., Inc.	3,892	89
* Asset Acceptance Capital Corp.	4,500	88
Advanta Corp. Class A	2,570	88
NetBank, Inc.	12,080	87
Gramercy Capital Corp. REIT	3,500	87
* First Mariner Bancorp, Inc.	4,544	87
BNP Residential Properties, Inc. REIT	5,156	87
Washington Trust Bancorp, Inc.	3,058	86
Luminent Mortgage Capital, Inc. REIT	10,521	85
Fieldstone Investment Corp. REIT	7,182	85
Correctional Properties Trust REIT	3,372	84
Sterling Bancorp	4,095	84
Yardville National Bancorp	2,263	83
* Virginia Commerce Bancorp, Inc.	2,307	83
Southwest Bancorp, Inc.	3,662	81
HomeBanc Corp. REIT	9,188	81
Nara Bancorp, Inc.	4,587	81
Midwest Banc Holdings, Inc.	3,096	80
Heritage Commerce Corp.	3,195	80
* CNA Surety Corp.	4,707	79
S.Y. Bancorp, Inc.	2,962	78
Capstead Mortgage Corp. REIT	11,086	78
R & G Financial Corp. Class B	6,100	77
TriCo Bancshares	2,716	77
First Financial Corp. (IN)	2,574	77
Interchange Financial Services Corp.	4,037	77
Deerfield Triarc Capital Corp. REIT	5,678	77
^ Odyssey Re Holdings Corp.	3,460	75
Urstadt Biddle Properties Class A REIT	4,098	74
Univest Corp. of Pennsylvania	2,888	74
Medallion Financial Corp.	5,379	73
Capital Title Group, Inc.	9,348	72
Wilshire Bancorp Inc.	3,876	72
German American Bancorp	5,334	72
MortgageIT Holdings Inc. REIT	6,566	71
Western Sierra Bancorp	1,544	70
* Western Alliance Bancorp	1,883	70
* PICO Holdings, Inc.	2,106	69
United Community Financial Corp.	5,700	69
Flushing Financial Corp.	3,942	69
* Texas Capital Bancshares, Inc.	2,857	69
Peoples Bancorp, Inc.	2,278	68
* The Bancorp Inc.	2,757	68
Crawford & Co. Class B	11,225	67
Great Southern Bancorp, Inc.	2,323	67
* PMA Capital Corp. Class A	6,563	67
Community Bancorp Inc.	1,801	67
American National Bankshares Inc.	2,799	66
OceanFirst Financial Corp.	2,657	65
* Sun Bancorp, Inc. (NJ)	3,338	65
* Encore Capital Group, Inc.	4,300	63
* Ceres Group, Inc.	11,342	63
Vineyard National Bancorp Co.	2,133	62
Horizon Financial Corp.	2,439	62
Leesport Financial Corp.	2,315	60
NYMAGIC, Inc.	1,998	60
Security Bank Corp.	2,341	59
Government Properties Trust, Inc. REIT	6,158	59
Tompkins Trustco, Inc.	1,220	59
Summit Bancshares, Inc.	3,013	58
ITLA Capital Corp.	1,200	58
West Bancorporation	2,900	58
* Banc Corp.	4,846	57
LSB Bancshares, Inc.	3,164	57
Affordable Residential Communities REIT	5,422	57
North Valley Bancorp	3,149	57
Farmers Capital Bank Corp.	1,770	56
Willow Grove Bancorp, Inc.	3,144	56
Opteum Inc. REIT	6,500	56
Camco Financial Corp.	3,863	56
Southside Bancshares, Inc.	2,705	55
Heartland Financial USA, Inc.	2,299	54
Team Financial, Inc.	3,758	54
* Pacific Mercantile Bancorp	2,638	52
Clifton Savings Bancorp, Inc.	4,883	52
Foothill Independent Bancorp	1,981	52
Greater Delaware Valley Savings Bank	2,066	52
Charter Financial Corp.	1,352	51
^ First South Bancorp, Inc.	1,350	51
W.P. Stewart & Co., Ltd.	2,376	50
Provident Financial Holdings, Inc.	1,509	49
Smithtown Bancorp, Inc.	1,432	49
Shore Bancshares, Inc.	1,393	49
* Rewards Network Inc.	6,099	49
Citizens 1st Bancorp, Inc.	1,688	48
Pennfed Financial Services, Inc.	2,468	47
* GFI Group Inc.	910	47
Ameriana Bancorp	3,600	47
Heritage Financial Corp.	1,610	47
* Quanta Capital Holdings Ltd.	15,521	47
NorthStar Realty Finance Corp. REIT	4,200	46
HMN Financial, Inc.	1,311	46
Sound Federal Bancorp Inc.	2,200	45
Financial Institutions, Inc.	2,380	45
Republic Bancorp, Inc. Class A	2,176	44
American Land Lease, Inc. REIT	1,599	44
PXRE Group Ltd.	13,066	43
First M&F Corp.	1,225	43
Mission West Properties Inc. REIT	3,600	42
* Consumer Portfolio Services, Inc.	5,078	42
First Federal Bancshares of Arkansas, Inc.	1,606	41
Placer Sierra Bancshares	1,432	41
Clark, Inc.	3,460	41
FNB Corp. (VA)	1,171	40
* Marlin Business Services Inc.	1,795	40
* Stratus Properties Inc.	1,599	39
Oak Hill Financial, Inc.	1,210	37
Newmil Bancorp, Inc.	1,250	37
First Defiance Financial Corp.	1,400	37
Monmouth Real Estate Investment Corp. REIT	4,356	37
Wellsford Real Properties Inc.	4,426	35
Massbank Corp.	1,013	33
Greater Community Bancorp	2,184	33
Brooke Corp.	3,000	33
Peapack Gladstone Financial Corp.	1,263	32
Royal Bancshares of Pennsylvania, Inc.	1,313	32
Columbia Equity Trust Inc. REIT	1,800	32
FNB Financial Services Corp.	1,921	31
Winthrop Realty Trust Inc. REIT	5,759	30
ESB Financial Corp.	2,493	30
Pulaski Financial Corp.	1,691	28
Education Realty Trust, Inc. REIT	1,800	28
Rome Bancorp, Inc.	2,312	27
First United Corp.	1,200	27
FNB Corp. (NC)	1,296	26
Westfield Financial, Inc.	1,055	26
* United PanAm Financial Corp.	841	26
BCSB Bankcorp, Inc.	1,993	26
United Mobile Homes, Inc. REIT	1,670	26
* American Independence Corp.	2,076	25
Meta Financial Group, Inc.	1,049	24
Investors Title Co.	548	24
Comm Bancorp, Inc.	539	23
* Ampal-American Israel Corp.	5,106	23
Citizens South Banking Corp.	1,609	20
Federal Agricultural Mortgage Corp. Class A	1,021	20
TF Financial Corp.	616	18
Codorus Valley Bancorp, Inc.	826	17
First Keystone Financial, Inc.	863	17
HopFed Bancorp, Inc.	1,005	16
Rainier Pacific Financial Group Inc.	975	16
PremierWest Bancorp	814	15
Habersham Bancorp	610	14
Tower Group, Inc.	600	14
Northern States Financial Corp.	599	13
Donegal Group Inc.	500	13
Unity Bancorp, Inc.	752	12
First Financial Service Corp.	363	11
* Republic First Bancorp, Inc.	730	11
* First Acceptance Corp.	800	11
One Liberty Properties, Inc. REIT	534	11
MutualFirst Financial Inc.	500	10
Wayne Savings Bancshares, Inc.	673	10
BRT Realty Trust REIT	400	10
* Pennsylvania Commerce Bancorp, Inc.	300	9
Jefferson Bancshares, Inc.	600	8
Colony Bankcorp, Inc.	357	8
Abington Community Bankcorp, Inc.	466	6
HF Financial Corp.	316	6
TIB Financial Corp.	188	6
* Vesta Insurance Group, Inc.	11,252	5
BKF Capital Group, Inc.	400	5
Wainwright Bank & Trust Co.	464	5
National Health Realty Inc. REIT	200	4
Princeton National Bancorp, Inc.	100	3
Home Federal Bancorp	100	3
United Financial Corp.	93	2
* Brooklyn Federal Bancorp	44	1

		901,738

Health Care (12.7%)
Pfizer Inc.	2,080,572	51,848
Johnson & Johnson	839,767	49,731
* Amgen, Inc.	348,484	25,352
Merck & Co., Inc.	617,265	21,746
UnitedHealth Group Inc.	383,879	21,443
Abbott Laboratories	437,915	18,598
Wyeth	378,966	18,387
Medtronic, Inc.	341,891	17,351
Eli Lilly & Co.	288,776	15,969
* WellPoint Inc.	186,713	14,457
Bristol-Myers Squibb Co.	552,312	13,592
* Genentech, Inc.	134,003	11,325
Cardinal Health, Inc.	120,889	9,009
* Gilead Sciences, Inc.	129,334	8,047
Aetna Inc.	161,592	7,941
Schering-Plough Corp.	417,225	7,923
Guidant Corp.	93,765	7,319
Baxter International, Inc.	176,110	6,835
* Caremark Rx, Inc.	127,181	6,255
* Medco Health Solutions, Inc.	86,889	4,972
HCA Inc.	108,173	4,953
* Genzyme Corp.	72,907	4,901
* Zimmer Holdings, Inc.	69,996	4,732
Allergan, Inc.	42,831	4,647
CIGNA Corp.	35,520	4,640
* Biogen Idec Inc.	96,090	4,526
Becton, Dickinson & Co.	70,061	4,314
McKesson Corp.	82,602	4,306
* Forest Laboratories, Inc.	95,358	4,256
* Celgene Corp.	95,814	4,237
* St. Jude Medical, Inc.	103,003	4,223
* Boston Scientific Corp.	173,928	4,009
Stryker Corp.	74,471	3,302
* Express Scripts Inc.	35,063	3,082
AmerisourceBergen Corp.	58,704	2,834
* MedImmune Inc.	69,720	2,550
Quest Diagnostics, Inc.	48,551	2,491
* Coventry Health Care Inc.	46,024	2,484
Biomet, Inc.	66,933	2,377
* Fisher Scientific International Inc.	34,783	2,367
* Humana Inc.	43,774	2,305
* Laboratory Corp. of America Holdings	37,657	2,202
* Varian Medical Systems, Inc.	37,087	2,083
C.R. Bard, Inc.	29,751	2,017
Omnicare, Inc.	33,846	1,861
* DaVita, Inc.	28,890	1,739
* Barr Pharmaceuticals Inc.	27,495	1,732
* Hospira, Inc.	43,346	1,710
* Thermo Electron Corp.	45,864	1,701
IMS Health, Inc.	65,780	1,695
* Health Net Inc.	32,469	1,650
* Chiron Corp.	33,338	1,527
Health Management Associates Class A	69,737	1,504
* Sepracor Inc.	30,233	1,476
Applera Corp.-Applied Biosystems Group	53,376	1,449
Mylan Laboratories, Inc.	60,922	1,426
* Amylin Pharmaceuticals, Inc.	29,090	1,424
* Waters Corp.	31,358	1,353
DENTSPLY International Inc.	21,173	1,231
* King Pharmaceuticals, Inc.	68,802	1,187
* Henry Schein, Inc.	24,782	1,186
* Endo Pharmaceuticals Holdings, Inc.	35,883	1,177
* Intuitive Surgical, Inc.	9,612	1,134
* Lincare Holdings, Inc.	27,706	1,079
* Millipore Corp.	14,732	1,076
* Invitrogen Corp.	15,077	1,057
* Covance, Inc.	17,851	1,049
* Vertex Pharmaceuticals, Inc.	28,251	1,034
* Patterson Cos	29,294	1,031
* Triad Hospitals, Inc.	24,426	1,023
Pharmaceutical Product Development, Inc.	29,448	1,019
Manor Care, Inc.	22,360	992
* Cephalon, Inc.	16,447	991
* Tenet Healthcare Corp.	132,983	981
Bausch & Lomb, Inc.	15,241	971
* Charles River Laboratories, Inc.	19,686	965
Beckman Coulter, Inc.	17,555	958
* PDL BioPharma Inc.	28,701	941
* Cytyc Corp.	32,338	911
* Community Health Systems, Inc.	24,997	904
* Millennium Pharmaceuticals, Inc.	87,878	888
* ResMed Inc.	20,050	882
Hillenbrand Industries, Inc.	15,710	864
* Advanced Medical Optics, Inc.	18,448	860
* Emdeon Corp.	78,862	852
PerkinElmer, Inc.	35,337	829
* Cerner Corp.	17,326	822
Dade Behring Holdings Inc.	22,641	809
* Gen-Probe Inc.	14,520	800
* IDEXX Laboratories Corp.	9,244	798
* Respironics, Inc.	20,420	795
* Watson Pharmaceuticals, Inc.	27,335	786
* Edwards Lifesciences Corp.	16,995	739
Universal Health Services Class B	14,537	738
* Pediatrix Medical Group, Inc.	7,152	734
* Hologic, Inc.	12,566	696
* Neurocrine Biosciences, Inc.	10,470	676
* ImClone Systems, Inc.	19,235	654
Cooper Cos., Inc.	12,018	649
* VCA Antech, Inc.	22,272	634
* Techne Corp.	10,451	629
* Affymetrix, Inc.	18,794	619
* Sierra Health Services, Inc.	14,722	599
* Alkermes, Inc.	26,084	575
* OSI Pharmaceuticals, Inc.	16,350	525
* Abgenix, Inc.	23,241	523
Medicis Pharmaceutical Corp.	15,719	512
Mentor Corp.	11,248	510
* Nektar Therapeutics	24,762	505
* Andrx Group	20,939	497
* Kinetic Concepts, Inc.	12,064	497
STERIS Corp.	19,790	488
* Sybron Dental Specialties, Inc.	11,689	482
* Healthways, Inc.	9,362	477
* Psychiatric Solutions, Inc.	14,216	471
* LifePoint Hospitals, Inc.	14,877	463
* United Surgical Partners International, Inc.	12,649	448
Chemed Corp.	7,309	434
* Magellan Health Services, Inc.	10,601	429
* United Therapeutics Corp.	6,395	424
* WellCare Health Plans Inc.	9,283	422
Valeant Pharmaceuticals International	26,425	419
* Sunrise Senior Living, Inc.	10,371	404
* American Medical Systems Holdings, Inc.	17,805	401
* Medarex, Inc.	30,236	400
* AMERIGROUP Corp.	18,845	396
* ArthroCare Corp.	8,113	388
* Ventana Medical Systems, Inc.	9,287	388
* Haemonetics Corp.	7,577	385
* MGI Pharma, Inc.	21,965	384
* ICOS Corp.	17,275	381
Owens & Minor, Inc. Holding Co.	11,581	380
Perrigo Co.	22,910	374
* PSS World Medical, Inc.	19,207	371
* Immucor Inc.	12,868	369
* Varian, Inc.	8,938	368
* Human Genome Sciences, Inc.	33,552	365
* BioMarin Pharmaceutical Inc.	27,135	364
* Centene Corp.	12,134	354
* Cubist Pharmaceuticals, Inc.	15,202	349
* Apria Healthcare Group Inc.	14,561	335
* Applera Corp.-Celera Genomics Group	27,820	325
* Adolor Corp.	13,646	325
Analogic Corp.	4,900	324
Alpharma, Inc. Class A	11,996	322
* Dionex Corp.	5,159	317
* Theravance, Inc.	11,299	317
* Alexion Pharmaceuticals, Inc.	8,839	313
* Myogen, Inc.	8,600	312
* Intermagnetics General Corp.	12,160	305
* Thoratec Corp.	15,785	304
* K-V Pharmaceutical Co. Class A	12,399	299
* Arena Pharmaceuticals, Inc.	16,426	297
West Pharmaceutical Services, Inc.	8,399	292
* Bio-Rad Laboratories, Inc. Class A	4,674	291
* The Medicines Co.	14,059	289
* Onyx Pharmaceuticals, Inc.	11,000	289
* Digene Corp.	7,294	285
* CV Therapeutics, Inc.	12,784	282
* Kyphon Inc.	7,584	282
* AmSurg Corp.	12,097	274
* Kindred Healthcare, Inc.	10,792	271
* Par Pharmaceutical Cos. Inc.	9,608	271
*^ Martek Biosciences Corp.	8,220	270
* Myriad Genetics, Inc.	10,300	269
* Illumina, Inc.	11,276	268
Diagnostic Products Corp.	5,549	264
* Per-Se Technologies, Inc.	9,859	263
* Kos Pharmaceuticals, Inc.	5,413	259
* First Horizon Pharmaceutical Corp.	9,786	247
PolyMedica Corp.	5,812	246
* Exelixis, Inc.	20,433	245
* Conor Medsystems, Inc.	8,222	242
* Cyberonics, Inc.	9,354	241
* Telik, Inc.	12,300	238
* Eclipsys Corp.	9,931	234
* American Retirement Corp.	9,147	234
* ViroPharma Inc.	18,401	234
* Candela Corp.	10,768	233
* Keryx Biopharmaceuticals, Inc.	12,105	231
* DJ Orthopedics Inc.	5,800	231
* Serologicals Corp.	9,423	230
* Amedisys Inc.	6,600	229
* Align Technology, Inc.	24,929	229
Cambrex Corp.	11,689	228
Invacare Corp.	7,305	227
* Ventiv Health, Inc.	6,699	223
LCA-Vision Inc.	4,436	222
* Greatbatch, Inc.	9,967	218
* Abaxis, Inc.	9,568	217
* HealthExtras, Inc.	6,100	215
* Viasys Healthcare Inc.	6,925	208
* AtheroGenics, Inc.	12,763	208
* CONMED Corp.	10,872	208
* Regeneron Pharmaceuticals, Inc.	12,451	207
* Biosite Inc.	3,880	201
* Air Methods Corp.	6,620	196
* ARIAD Pharmaceuticals, Inc.	29,665	195
Computer Programs and Systems, Inc.	3,900	195
* Anadys Pharmaceuticals Inc.	12,007	193
* Natus Medical Inc.	9,405	193
*^ Foxhollow Technologies Inc.	6,200	189
* Conceptus, Inc.	14,397	189
* Genesis Healthcare Corp.	4,259	187
* AMN Healthcare Services, Inc.	9,950	186
* SonoSite, Inc.	4,562	185
Arrow International, Inc.	5,642	184
* Integra LifeSciences Holdings	4,400	180
* Salix Pharmaceuticals, Ltd.	10,826	179
* Angiodynamics Inc.	5,900	177
* The TriZetto Group, Inc.	10,053	177
* eResearch Technology, Inc.	12,175	175
* Nuvelo, Inc.	9,808	175
* Alnylam Pharmaceuticals Inc.	9,900	174
* Acadia Pharmaceuticals Inc.	10,800	173
* ABIOMED, Inc.	13,075	169
* Gentiva Health Services, Inc.	9,050	165
* Advanced Magnetics, Inc.	4,273	163
^ BioLase Technology, Inc.	17,082	163
Datascope Corp.	4,102	162
* CuraGen Corp.	32,248	162
* AVANT Immunotherapeutics, Inc.	63,534	159
* Zymogenetics, Inc.	7,376	159
* Geron Corp.	18,917	157
*^ AVI BioPharma, Inc.	20,582	156
* LifeCell Corp.	6,800	153
* Connetics Corp.	9,000	152
* Bruker BioSciences Corp.	27,941	151
* PAREXEL International Corp.	5,638	149
* Wright Medical Group, Inc.	7,518	148
* Odyssey Healthcare, Inc.	8,600	148
* Allscripts Healthcare Solutions, Inc.	8,046	147
* Cantel Medical Corp.	8,941	147
* American Pharmaceuticals Partners, Inc.	5,134	146
* Albany Molecular Research, Inc.	14,257	145
* deCODE genetics, Inc.	16,514	143
* Matria Healthcare, Inc.	3,756	143
* Tanox, Inc.	7,294	142
* Dendrite International, Inc.	10,281	140
* Cross Country Healthcare, Inc.	7,243	140
* ArQule, Inc.	24,300	139
*^ SurModics, Inc.	3,911	138
* Genta Inc.	63,104	136
*^ Bradley Pharmaceuticals, Inc.	9,100	135
* Accelrys Inc.	18,611	135
* Molecular Devices Corp.	4,064	135
*^ Cell Genesys, Inc.	16,848	134
*^ Acusphere, Inc.	19,900	133
* Laserscope	5,611	133
* Caliper Life Sciences, Inc.	20,709	133
* HMS Holdings Corp.	14,870	130
* Isis Pharmaceuticals, Inc.	14,325	129
Vital Signs, Inc.	2,310	127
Meridian Bioscience Inc.	4,698	127
* Progenics Pharmaceuticals, Inc.	4,770	126
* Aspect Medical Systems, Inc.	4,583	126
* BioCryst Pharmaceuticals, Inc.	6,959	126
* Amicas, Inc.	26,190	124
*^ Cell Therapeutics, Inc.	64,551	123
* Pharmion Corp.	6,800	123
* Cerus Corp.	14,201	122
* Cholestech Corp.	9,304	121
* Aastrom Biosciences, Inc.	59,599	121
* Palomar Medical Technologies, Inc.	3,600	120
* Momenta Pharmaceuticals, Inc.	6,100	120
* Merge Technologies, Inc.	7,500	120
* Cardiac Science Corp.	13,105	120
* New River Pharmaceuticals Inc.	3,600	120
* Alliance Imaging, Inc.	18,451	119
* Discovery Laboratories, Inc.	16,100	118
* Inverness Medical Innovations, Inc.	4,107	118
* Allied Healthcare International Inc.	24,257	118
CNS, Inc.	5,400	116
* Renovis, Inc.	5,371	115
* Bentley Pharmaceuticals, Inc.	8,700	114
* InterMune Inc.	6,125	114
* Bioenvision, Inc.	15,842	113
* BioScrip Inc.	15,541	112
* Avanir Pharmaceuticals Class A	7,650	112
* Quidel Corp.	8,595	111
* Molina Healthcare Inc.	3,300	110
* Symmetry Medical Inc.	5,200	110
* American Dental Partners, Inc.	7,950	107
* Anika Resh Inc.	8,758	107
* Avigen, Inc.	20,547	106
* HealthTronics Surgical Services, Inc.	12,463	103
* CryoLife Inc.	23,326	103
* Penwest Pharmaceuticals Co.	4,680	102
* ICU Medical, Inc.	2,800	101
*^ SFBC International, Inc.	4,150	101
* ATS Medical, Inc.	40,539	101
* OraSure Technologies, Inc.	9,732	100
* Gene Logic Inc.	21,811	100
* Luminex Corp.	6,624	98
* Pozen Inc.	5,801	97
* Noven Pharmaceuticals, Inc.	5,323	96
* Pain Therapeutics, Inc.	8,756	95
* Incyte Corp.	15,748	95
* America Service Group Inc.	7,100	93
* Cepheid, Inc.	9,700	89
* Savient Pharmaceuticals Inc.	16,641	89
* Radiation Therapy Services, Inc.	3,460	88
* Res-Care, Inc.	4,800	88
* Spectranetics Corp.	7,414	88
* NPS Pharmaceuticals Inc.	10,241	87
* Enzo Biochem, Inc.	6,468	87
*^ Nabi Biopharmaceuticals	15,341	87
* PRA International	3,488	86
* Emisphere Technologies, Inc.	10,380	85
* Proxymed Pharmacy, Inc.	11,720	85
* MannKind Corp.	4,100	84
* Kendle International Inc.	2,475	84
* Orthofix International NV	2,092	83
* Idenix Pharmaceuticals Inc.	6,105	83
* Dendreon Corp.	17,483	82
* Caraco Pharmaceutical Laboratories, Ltd.	6,200	81
* Aradigm Corp.	23,055	80
* Lifecore Biomedical Inc.	6,783	79
* Nastech Pharmaceutical Co., Inc.	4,185	75
* Enzon Pharmaceuticals, Inc.	9,204	75
* SuperGen, Inc.	13,105	74
* Encore Medical Corp.	14,500	74
* Lexicon Genetics Inc.	13,379	74
* Encysive Pharmaceuticals, Inc.	15,114	74
* DOV Pharmaceutical, Inc.	4,600	73
* Barrier Therapeutics Inc.	7,563	73
* Diversa Corp.	7,926	72
* ev3 Inc.	4,031	71
* Collagenex Pharmaceuticals, Inc.	4,800	71
* Embrex, Inc.	5,641	71
* Inspire Pharmaceuticals, Inc.	13,527	71
* Neogen Corp.	2,880	71
* Cutera, Inc.	2,600	71
* Durect Corp.	11,022	70
* RehabCare Group, Inc.	3,700	70
*^ Antigenics, Inc.	25,374	70
* I-Flow Corp.	5,200	69
* Columbia Laboratories Inc.	13,839	69
* Indevus Pharmaceuticals, Inc.	10,884	67
* VistaCare, Inc.	4,300	67
* Merit Medical Systems, Inc.	5,531	66
* MedCath Corp.	3,386	65
* DepoMed, Inc.	9,900	65
* Symbion, Inc.	2,800	63
* Continucare Corp.	23,481	63
* Bioveris Corp.	16,114	63
Option Care, Inc.	4,400	62
* Rigel Pharmaceuticals, Inc.	5,400	62
* Horizon Health Corp.	3,100	61
* Kensey Nash Corp.	2,128	61
* CorVel Corp.	2,727	60
* Peregrine Pharmaceuticals, Inc.	38,828	60
* CYTOGEN Corp.	16,479	60
* Regeneration Technologies, Inc.	7,530	59
* Bio-Reference Laboratories, Inc.	3,228	58
* Medical Action Industries Inc.	2,400	58
* CardioDynamics International Corp.	31,643	56
* StemCells, Inc.	15,597	56
* ImmunoGen, Inc.	12,823	56
* Providence Service Corp.	1,708	56
Hooper Holmes, Inc.	18,839	54
* US Physical Therapy, Inc.	3,172	54
* Kosan Biosciences, Inc.	9,200	54
* Santarus Inc.	7,196	54
* Monogram Biosciences, Inc.	29,112	54
*^ NitroMed, Inc.	6,287	53
* EntreMed, Inc.	20,177	53
* NeoPharm, Inc.	6,245	52
*^ Northfield Laboratories, Inc.	5,200	52
* Trimeris, Inc.	3,826	52
* TriPath Imaging, Inc.	7,346	51
* Zoll Medical Corp.	1,941	51
* XOMA Ltd.	22,254	51
* Microtek Medical Holdings, Inc.	14,454	51
* Exactech, Inc.	3,636	51
* Hi-Tech Pharmacal Co., Inc.	1,800	51
* Maxygen Inc.	5,941	49
* Cypress Bioscience, Inc.	7,579	48
* EPIX Pharmaceuticals, Inc.	13,550	47
* STAAR Surgical Co.	5,276	47
* Possis Medical Inc.	4,500	46
* Harvard Bioscience, Inc.	10,410	46
* SONUS Pharmaceuticals, Inc.	7,483	45
National Healthcare Corp.	1,100	44
* Vivus, Inc.	13,195	44
*^ Vascular Solutions, Inc.	5,486	43
* Curis, Inc.	17,911	43
* BioSphere Medical Inc.	5,600	42
* Vical, Inc.	6,769	42
* Genitope Corp.	4,800	42
* SciClone Pharmaceuticals, Inc.	11,521	41
* Nutraceutical International Corp.	2,605	39
* Oscient Pharmaceuticals	19,627	39
* ThermoGenesis Corp.	9,400	38
* Rural/Metro Corp.	4,800	38
* Vion Pharmaceuticals, Inc.	16,589	37
* National Dentex Corp.	1,569	36
*^ Aksys, Ltd.	27,437	35
* Rochester Medical Corp.	2,516	32
* NMT Medical, Inc.	1,956	32
* Orchid Cellmark, Inc.	5,504	32
* Oxigene, Inc.	6,615	31
* Seattle Genetics, Inc.	5,900	30
* Neurogen Corp.	4,887	30
* IntraLase Corp.	1,300	30
* IRIS International, Inc.	1,900	30
* Osteotech, Inc.	6,701	29
* PDI, Inc.	2,491	29
* Vital Images, Inc.	800	27
* Medical Staffing Network Holdings, Inc.	5,108	27
* Third Wave Technologies	8,441	26
* Nanogen, Inc.	8,742	26
* Dyax Corp.	4,479	26
* Novavax, Inc.	3,247	26
* Theragenics Corp.	7,793	25
* Corcept Therapeutics Inc.	4,258	22
* GenVec, Inc.	9,745	21
* Nuvasive, Inc.	1,100	21
Psychemedics Corp.	1,125	20
* SRI/Surgical Express, Inc.	3,377	20
* Pharmacyclics, Inc.	4,319	20
* Immunomedics Inc.	6,502	19
* Orthologic Corp.	8,628	19
* Tercica, Inc.	2,800	19
* Axonyx Inc.	16,000	19
* Epicept Corp.	3,977	18
* Sonic Innovations, Inc.	3,406	17
*^ Aphton Corp.	109,560	17
* GTx, Inc.	1,500	16
* Sangamo BioSciences, Inc.	2,740	16
* Hollis-Eden Pharmaceuticals, Inc.	2,584	16
* Cytokinetics, Inc.	1,971	14
* Immtech International, Inc.	1,700	13
* Titan Pharmaceuticals, Inc.	3,895	13
* Micrus Endovascular Corp	927	13
* Array BioPharma Inc.	1,300	12
* La Jolla Pharmaceutical Co.	2,249	11
* Rita Medical Systems, Inc.	2,711	11
* Sequenom, Inc.	13,558	10
* PhotoMedex, Inc.	5,274	10
* Repligen Corp.	2,700	10
* Panacos Pharmaceuticals Inc.	1,300	10
* Insmed Inc.	4,780	9
* IVAX Diagnostics, Inc.	2,766	9
* Ista Pharmaceuticals Inc.	1,398	9
* Pharmacopeia Drug Discovery	1,398	8
* Synovis Life Technologies, Inc.	800	8
* GTC Biotherapeutics, Inc.	7,000	8
* Ciphergen Biosystems, Inc.	4,706	7
* PRAECIS Pharmaceuticals, Inc.	1,340	7
* Critical Therapeutics, Inc.	1,400	7
* Neurobiological Technologies, Inc.	1,972	7
* Lipid Sciences, Inc.	2,862	7
* Somanetics Corp.	300	7
Stratagene Holding Corp.	594	7
* Strategic Diagnostics Inc.	1,531	5
* Bioject Medical Technologies Inc.	1,700	3
* Matritech Inc.	3,400	3
* Novoste Corp.	966	3
* Biopure Corp. Class A	1,916	3
* Targeted Genetics Corp.	5,421	2
* Transgenomic, Inc.	2,841	2
* Alteon, Inc.	3,513	1

		536,391

Industrials (11.4%)
General Electric Co.	2,982,625	103,736
The Boeing Co.	216,575	16,878
United Technologies Corp.	287,556	16,670
3M Co.	203,795	15,425
Tyco International Ltd.	571,345	15,358
United Parcel Service, Inc.	179,558	14,253
Caterpillar, Inc.	192,084	13,794
Emerson Electric Co.	116,003	9,701
Honeywell International Inc.	226,026	9,667
FedEx Corp.	81,304	9,182
Burlington Northern Santa Fe Corp.	105,476	8,789
Lockheed Martin Corp.	104,663	7,863
Union Pacific Corp.	71,064	6,634
Northrop Grumman Corp.	95,332	6,510
Illinois Tool Works, Inc.	67,317	6,483
Norfolk Southern Corp.	114,733	6,204
General Dynamics Corp.	96,684	6,186
Raytheon Co.	126,153	5,783
Waste Management, Inc.	155,899	5,503
Deere & Co.	68,103	5,384
Cendant Corp.	289,517	5,023
Danaher Corp.	69,590	4,422
Ingersoll-Rand Co.	93,546	3,909
Masco Corp.	119,730	3,890
CSX Corp.	61,327	3,667
Rockwell Automation, Inc.	50,693	3,645
Southwest Airlines Co.	201,448	3,624
PACCAR, Inc.	45,553	3,211
Textron, Inc.	33,767	3,153
Eaton Corp.	39,783	2,903
ITT Industries, Inc.	49,681	2,793
Dover Corp.	57,493	2,792
L-3 Communications Holdings, Inc.	32,319	2,773
Pitney Bowes, Inc.	64,477	2,768
Rockwell Collins, Inc.	48,948	2,758
Parker Hannifin Corp.	33,927	2,735
Expeditors International of Washington, Inc.	30,219	2,611
Cooper Industries, Inc. Class A	25,929	2,253
Precision Castparts Corp.	37,598	2,233
C.H. Robinson Worldwide Inc.	45,418	2,230
American Standard Cos., Inc.	50,422	2,161
Fluor Corp.	24,653	2,115
Joy Global Inc.	34,388	2,055
R.R. Donnelley & Sons Co.	58,011	1,898
Robert Half International, Inc.	45,672	1,763
Cintas Corp.	40,475	1,725
Fastenal Co.	36,432	1,725
Republic Services, Inc. Class A	39,246	1,668
W.W. Grainger, Inc.	21,521	1,622
* Monster Worldwide Inc.	31,855	1,588
Avery Dennison Corp.	26,573	1,554
* The Dun & Bradstreet Corp.	18,844	1,445
Goodrich Corp.	33,042	1,441
Manpower Inc.	24,671	1,411
Equifax, Inc.	36,679	1,366
* AMR Corp.	50,270	1,360
* Jacobs Engineering Group Inc.	15,560	1,350
Oshkosh Truck Corp.	20,839	1,297
Cummins Inc.	11,944	1,255
Roper Industries Inc.	24,509	1,192
American Power Conversion Corp.	49,834	1,152
The Corporate Executive Board Co.	11,293	1,139
* ChoicePoint Inc.	25,381	1,136
* Terex Corp.	14,134	1,120
Pentair, Inc.	27,165	1,107
Pall Corp.	35,249	1,099
Aramark Corp. Class B	33,783	998
SPX Corp.	18,662	997
* McDermott International, Inc.	18,252	994
Harsco Corp.	11,946	987
* Flowserve Corp.	15,797	922
* USG Corp.	9,618	913
* Wesco International, Inc.	13,417	912
JLG Industries, Inc.	29,256	901
Ametek, Inc.	19,837	892
* Thomas & Betts Corp.	17,299	889
The Brink's Co.	16,727	849
Graco, Inc.	18,562	843
HNI Corp.	14,084	831
Ryder System, Inc.	18,120	811
* Alliant Techsystems, Inc.	10,484	809
* Stericycle, Inc.	11,947	808
* Allied Waste Industries, Inc.	65,397	800
Walter Industries, Inc.	11,731	782
IDEX Corp.	14,970	781
Laidlaw International Inc.	28,373	772
Trinity Industries, Inc.	14,066	765
* Foster Wheeler Ltd.	15,987	756
Hubbell Inc. Class B	14,688	753
The Manitowoc Co., Inc.	8,246	752
CNF Inc.	15,048	751
Teleflex Inc.	10,307	738
Landstar System, Inc.	16,655	735
Carlisle Co., Inc.	8,838	723
MSC Industrial Direct Co., Inc. Class A	13,315	719
Donaldson Co., Inc.	21,057	712
J.B. Hunt Transport Services, Inc.	32,744	705
* Shaw Group, Inc.	22,704	690
The Timken Co.	20,949	676
Kennametal, Inc.	11,025	674
* Continental Airlines, Inc. Class B	24,118	649
* United Rentals, Inc.	18,711	646
Adesa, Inc.	24,125	645
Herman Miller, Inc.	19,539	633
* YRC Worldwide, Inc.	16,608	632
DRS Technologies, Inc.	11,115	610
GATX Corp.	14,297	590
* Hexcel Corp.	26,561	584
* URS Corp.	14,237	573
The Toro Co.	11,969	572
* Copart, Inc.	20,616	566
Crane Co.	13,748	564
* Armor Holdings, Inc.	9,415	549
IKON Office Solutions, Inc.	38,309	546
Lincoln Electric Holdings, Inc.	10,098	545
Alexander & Baldwin, Inc.	11,311	539
* AGCO Corp.	25,754	534
* Energy Conversion Devices, Inc.	10,857	534
* Waste Connections, Inc.	13,158	524
CLARCOR Inc.	14,669	522
Briggs & Stratton Corp.	14,702	520
* BE Aerospace, Inc.	20,651	519
Acuity Brands, Inc.	12,967	519
* US Airways Group Inc.	12,886	515
Lennox International Inc.	17,183	513
* Kansas City Southern	20,770	513
UTI Worldwide, Inc.	16,032	507
* Corrections Corp. of America	11,177	505
* Navistar International Corp.	18,102	499
* Genlyte Group, Inc.	7,206	491
* United Stationers, Inc.	9,133	485
* Gardner Denver Inc.	7,352	479
Simpson Manufacturing Co.	10,945	474
Watsco, Inc.	6,665	474
Actuant Corp.	7,653	469
Skywest, Inc.	15,921	466
Granite Construction Co.	9,500	462
Brady Corp. Class A	12,270	460
* Quanta Services, Inc.	28,322	454
Florida East Coast Industries, Inc. Class A	8,378	452
* AirTran Holdings, Inc.	24,866	450
* EMCOR Group, Inc.	8,900	442
*^ JetBlue Airways Corp.	40,765	437
Washington Group International, Inc.	7,547	433
Bucyrus International, Inc.	8,925	430
* Kirby Corp.	6,300	429
Wabtec Corp.	13,132	428
* EGL, Inc.	9,090	409
* PHH Corp.	15,179	405
* West Corp.	9,067	405
Nordson Corp.	7,937	396
Deluxe Corp.	14,603	382
* ESCO Technologies Inc.	7,420	376
* Labor Ready, Inc.	15,528	372
* FTI Consulting, Inc.	13,003	371
Curtiss-Wright Corp.	5,562	368
* NCI Building Systems, Inc.	6,160	368
* The Advisory Board Co.	6,554	366
* Dollar Thrifty Automotive Group, Inc.	8,042	365
John H. Harland Co.	9,240	363
* Moog Inc.	10,125	359
Administaff, Inc.	6,604	359
* Ceradyne, Inc.	7,153	357
Banta Corp.	6,838	355
Pacer International, Inc.	10,800	353
Regal-Beloit Corp.	8,323	352
Mueller Industries Inc.	9,852	352
Albany International Corp.	9,148	348
* AAR Corp.	11,806	336
* Beacon Roofing Supply, Inc.	8,252	335
* Alaska Air Group, Inc.	9,417	334
G & K Services, Inc. Class A	7,733	329
Forward Air Corp.	8,804	328
* Acco Brands Corp.	14,769	328
* Resources Connection, Inc.	13,016	324
* Aviall, Inc.	8,476	323
* Genesee & Wyoming Inc. Class A	10,500	322
Baldor Electric Co.	9,455	320
* Esterline Technologies Corp.	7,447	318
ABM Industries Inc.	16,606	318
* General Cable Corp.	10,286	312
Knight Transportation, Inc.	15,680	310
Kaydon Corp.	7,650	309
A.O. Smith Corp.	5,600	296
Applied Industrial Technology, Inc.	6,550	292
* American Science & Engineering, Inc.	3,105	290
* Teledyne Technologies, Inc.	8,042	286
Universal Forest Products, Inc.	4,500	286
Heartland Express, Inc.	12,905	281
NACCO Industries, Inc. Class A	1,824	281
* Navigant Consulting, Inc.	13,020	278
* Mobile Mini, Inc.	8,646	267
* Consolidated Graphics, Inc.	5,121	267
Mine Safety Appliances Co.	6,348	267
Stewart & Stevenson Services, Inc.	7,153	261
Woodward Governor Co.	7,800	259
Arkansas Best Corp.	6,600	258
Watson Wyatt & Co. Holdings	7,900	257
* Tetra Tech, Inc.	13,450	257
* CoStar Group, Inc.	4,745	246
* Amerco, Inc.	2,422	240
* A.S.V., Inc.	7,427	239
Bowne & Co., Inc.	14,307	238
* Swift Transportation Co., Inc.	10,841	236
Werner Enterprises, Inc.	12,816	235
Steelcase Inc.	12,997	234
* CBIZ Inc.	28,649	229
Franklin Electric, Inc.	4,138	226
* GenCorp, Inc.	10,989	226
* Orbital Sciences Corp.	14,051	222
* Korn/Ferry International	10,794	220
Comfort Systems USA, Inc.	15,945	215
Watts Water Technologies, Inc.	5,838	212
* Old Dominion Freight Line, Inc.	7,756	209
Federal Signal Corp.	11,258	208
* Hub Group, Inc.	4,500	205
UAP Holding Corp.	9,363	201
* Jacuzzi Brands, Inc.	20,446	201
Barnes Group, Inc.	4,809	195
*^ FuelCell Energy, Inc.	16,686	191
* Astec Industries, Inc.	5,321	191
*^ Evergreen Solar, Inc.	12,308	190
* Insituform Technologies Inc. Class A	7,050	188
Ameron International Corp.	2,540	186
*^ American Superconductor Corp.	16,200	184
Kaman Corp. Class A	7,300	184
Bluelinx Holdings Inc.	11,367	182
McGrath RentCorp	5,916	178
* Hudson Highland Group, Inc.	9,318	176
* On Assignment, Inc.	15,913	175
Viad Corp.	5,076	174
* Spherion Corp.	16,600	173
* Heidrick & Struggles International, Inc.	4,754	172
Kelly Services, Inc. Class A	6,303	171
* EnPro Industries, Inc.	4,950	170
* NCO Group, Inc.	7,140	170
CIRCOR International, Inc.	5,799	169
* Casella Waste Systems, Inc.	11,892	169
* Artesyn Technologies, Inc.	15,383	168
Cubic Corp.	6,999	168
* Coinstar, Inc.	6,413	166
Badger Meter, Inc.	2,900	165
* Cenveo Inc.	9,925	165
Wabash National Corp.	8,247	163
* Griffon Corp.	6,484	161
* Triumph Group, Inc.	3,600	159
* Teletech Holdings Inc.	14,335	159
* AAON, Inc.	6,640	159
CDI Corp.	5,511	159
* Celadon Group Inc.	7,150	157
* GrafTech International Ltd.	25,628	156
United Industrial Corp.	2,559	156
Valmont Industries, Inc.	3,700	156
* Active Power, Inc.	30,818	154
Cascade Corp.	2,900	153
* Encore Wire Corp.	4,501	152
* Perini Corp.	5,000	152
Apogee Enterprises, Inc.	8,979	152
* Interline Brands, Inc.	5,965	150
ElkCorp	4,410	149
Raven Industries, Inc.	3,700	145
Angelica Corp.	7,043	145
Freightcar America Inc.	2,255	143
Rollins, Inc.	7,002	142
* Marten Transport, Ltd.	7,791	141
Quixote Corp.	5,625	139
* Republic Airways Holdings Inc.	9,300	138
* The Middleby Corp.	1,600	134
HEICO Corp. Class A	4,896	133
* School Specialty, Inc.	3,828	132
Healthcare Services Group, Inc.	6,100	130
* SCS Transportation, Inc.	4,383	128
* Argon ST, Inc.	3,790	127
* Flanders Corp.	10,809	126
* Cornell Companies, Inc.	8,673	125
Ampco-Pittsburgh Corp.	6,229	125
Applied Signal Technology, Inc.	6,200	123
Ennis, Inc.	6,300	123
* NuCo2, Inc.	3,800	121
* CRA International Inc.	2,424	119
* Water Pik Technologies, Inc.	4,306	119
* Sequa Corp. Class A	1,215	119
Tredegar Corp.	7,444	118
Knoll, Inc.	5,547	118
* Milacron Inc.	72,773	117
* APAC Teleservices, Inc.	52,303	116
* Clean Harbors Inc.	3,870	115
Alamo Group, Inc.	5,159	114
* Electro Rent Corp.	6,690	114
LSI Industries Inc.	6,657	113
The Greenbrier Cos., Inc.	2,800	112
* Columbus McKinnon Corp.	4,062	109
EDO Corp.	3,540	109
* Essex Corp.	4,899	108
American Woodmark Corp.	3,000	106
C & D Technologies, Inc.	11,432	106
* Covenant Transport, Inc.	7,100	104
* Power-One, Inc.	14,341	103
* II-VI, Inc.	5,600	101
* Sirva Inc.	11,670	100
* Layne Christensen Co.	2,956	99
*^ Capstone Turbine Corp.	26,414	96
* International Shipholding Corp.	6,239	96
* AZZ Inc.	3,865	95
Vicor Corp.	4,786	94
* Trex Co., Inc.	2,941	93
Aceto Corp.	12,625	93
* RailAmerica, Inc.	8,671	92
Standex International Corp.	2,900	92
* Baker (Michael) Corp.	3,200	91
* Kforce Inc.	7,031	90
* Infrasource Services Inc.	5,180	89
* First Consulting Group, Inc.	11,869	88
Ambassadors International, Inc.	4,709	86
* SOURCECORP, Inc.	3,505	84
* ExpressJet Holdings, Inc.	11,200	83
* Frontier Airlines, Inc.	10,800	83
*^ Ionatron Inc.	6,100	82
* Magnatek, Inc.	20,690	82
* Mesa Air Group Inc.	7,047	81
* DiamondCluster International, Inc.	7,478	80
* Commercial Vehicle Group Inc.	4,075	78
* Geo Group Inc.	2,340	78
* Rush Enterprises, Inc. Class A	4,400	77
* MTC Technologies, Inc.	2,747	77
* Lydall, Inc.	7,881	76
Tecumseh Products Co. Class A	3,012	74
*^ Medis Technology Ltd.	3,100	72
* Dynamex Inc.	3,700	71
* Exponent, Inc.	2,254	71
* Axsys Technologies, Inc.	4,104	70
* Plug Power, Inc.	13,636	68
Lindsay Manufacturing Co.	2,513	68
* Central Freight Lines, Inc.	34,848	68
* Ducommun, Inc.	3,035	67
Central Parking Corp.	4,202	67
* Distributed Energy Systems Corp.	9,350	66
* Duratek, Inc.	2,957	65
* The Allied Defense Group, Inc.	2,900	64
* Kadant Inc.	2,772	63
* Miller Industries, Inc.	2,464	63
* LECG Corp.	3,234	62
Titan International, Inc.	3,587	62
Lawson Products, Inc.	1,498	61
Gorman-Rupp Co.	2,503	61
* ABX Air, Inc.	8,803	60
* Herley Industries Inc.	2,802	58
* MAIR Holdings, Inc.	12,400	58
* 3D Systems Corp.	2,699	58
Tennant Co.	1,100	58
* Park-Ohio Holdings Corp.	2,841	57
* SITEL Corp.	13,105	55
* Builders FirstSource, Inc.	2,400	54
* Valence Technology Inc.	21,538	54
* Waste Services Inc.	16,492	52
* Paragon Technologies, Inc.	5,170	52
HEICO Corp.	1,623	51
* DHB Industries, Inc.	10,700	51
Sea Containers Ltd. Class A	7,000	50
L.S. Starrett Co. Class A	3,536	50
* Color Kinetics Inc.	2,375	50
* Volt Information Sciences Inc.	1,636	50
Robbins & Myers, Inc.	2,300	50
The Standard Register Co.	3,200	50
* WCA Waste Corp.	6,966	48
* COMSYS IT Partners Inc.	4,350	47
*^ TurboChef Technologies, Inc.	3,857	47
* Pinnacle Airlines Corp.	6,900	46
* American Reprographics Co.	1,300	45
* GP Strategies Corp.	6,300	45
* M&F Worldwide Corp.	3,122	45
Schawk, Inc.	1,700	44
* KVH Industries, Inc.	3,936	44
American Ecology Corp.	2,100	43
* Frozen Food Express Industries, Inc.	4,086	43
* Team, Inc.	1,265	42
* TRC Cos., Inc.	3,072	42
Met-Pro Corp.	3,057	40
* Kenexa Corp.	1,300	40
* Flow International Corp.	3,000	40
* Advanced Environmental Recycling Technologies, Inc.	17,205	38
* Xanser Corp.	8,409	37
* Global Power Equipment Group Inc.	9,215	35
* Quality Distribution Inc.	2,525	33
* Ladish Co., Inc.	1,000	29
* Huron Consulting Group Inc.	900	27
Multi-Color Corp.	900	27
* Wolverine Tube, Inc.	6,618	27
CompX International Inc.	1,635	26
*^ Microvision, Inc.	8,200	24
* Learning Tree International, Inc.	1,888	23
* Innotrac Corp.	5,414	21
* UQM Technologies, Inc.	4,600	21
Sun Hydraulics Corp.	932	20
* Ultralife Batteries, Inc.	1,480	19
* Intersections Inc.	1,660	19
* ICT Group, Inc.	675	18
* Arotech Corp.	33,512	16
* Lamson & Sessions Co.	500	14
Todd Shipyards Corp.	430	13
* Huttig Building Products, Inc.	1,365	13
* Spherix Inc.	4,519	12
Synagro Technologies Inc.	2,306	12
* Nashua Corp.	1,299	11
* Strategic Distribution, Inc.	1,081	10
* Channell Commercial Corp.	1,900	10
* La Barge, Inc.	600	9
* TRM Corp.	1,200	8
* Willis Lease Finance Corp.	435	5
Waste Industries USA, Inc.	200	4
* PRG-Schultz International, Inc.	5,672	3
* Protection One, Inc.	188	3
* Catalytica Energy Systems, Inc.	1,177	2
* A.T. Cross Co. Class A	300	2
* BMC Industries, Inc.	4,603	-
* DT Industries, Inc.	1,000	-

		483,169

Information Technology (16.1%)
Microsoft Corp.	2,704,298	73,584
* Cisco Systems, Inc.	1,733,960	37,575
International Business Machines Corp.	445,942	36,777
Intel Corp.	1,701,854	32,931
Hewlett-Packard Co.	801,018	26,353
QUALCOMM Inc.	464,201	23,493
* Google Inc.	56,254	21,939
* Dell Inc.	631,170	18,784
* Oracle Corp.	1,196,537	16,381
Motorola, Inc.	703,101	16,108
* Apple Computer, Inc.	237,890	14,920
Texas Instruments, Inc.	456,816	14,833
* Yahoo! Inc.	360,455	11,628
* Corning, Inc.	430,222	11,577
* eBay Inc.	295,084	11,526
First Data Corp.	215,734	10,101
* EMC Corp.	674,924	9,199
Applied Materials, Inc.	458,063	8,021
Automatic Data Processing, Inc.	162,856	7,439
* Adobe Systems, Inc.	169,777	5,929
* Broadcom Corp.	119,598	5,162
* Symantec Corp.	305,623	5,144
* Sun Microsystems, Inc.	963,812	4,944
* Electronic Arts Inc.	84,854	4,643
* Advanced Micro Devices, Inc.	127,003	4,211
Accenture Ltd.	137,508	4,135
* Xerox Corp.	271,263	4,123
Paychex, Inc.	96,443	4,018
* Agilent Technologies, Inc.	106,496	3,999
Analog Devices, Inc.	103,552	3,965
Electronic Data Systems Corp.	147,244	3,951
* Lucent Technologies, Inc.	1,255,798	3,830
CA, Inc.	131,304	3,573
* Network Appliance, Inc.	98,789	3,559
Maxim Integrated Products, Inc.	92,594	3,440
* Marvell Technology Group Ltd.	60,075	3,250
Seagate Technology	116,928	3,079
Linear Technology Corp.	86,128	3,021
* SanDisk Corp.	52,075	2,995
* Computer Sciences Corp.	52,316	2,906
National Semiconductor Corp.	97,252	2,707
KLA-Tencor Corp.	55,727	2,695
* NVIDIA Corp.	45,959	2,632
* Juniper Networks, Inc.	135,960	2,600
* Micron Technology, Inc.	174,800	2,573
* Autodesk, Inc.	65,490	2,523
* Intuit, Inc.	47,244	2,513
Xilinx, Inc.	98,567	2,510
* Freescale Semiconductor, Inc. Class B	86,457	2,401
* Cognizant Technology Solutions Corp.	39,113	2,327
* Fiserv, Inc.	52,245	2,223
* NCR Corp.	52,015	2,174
Microchip Technology, Inc.	59,435	2,157
* Altera Corp.	102,484	2,115
* Jabil Circuit, Inc.	49,246	2,111
* Affiliated Computer Services, Inc. Class A	33,029	1,971
* Tellabs, Inc.	120,624	1,918
* Citrix Systems, Inc.	50,022	1,896
* MEMC Electronic Materials, Inc.	49,748	1,837
Harris Corp.	37,883	1,791
* JDS Uniphase Corp.	427,940	1,785
* VeriSign, Inc.	72,813	1,747
* Flextronics International Ltd.	162,649	1,683
* LAM Research Corp.	38,624	1,661
* Lexmark International, Inc.	32,804	1,489
* Cadence Design Systems, Inc.	78,638	1,454
* BEA Systems, Inc.	104,804	1,376
* Avaya Inc.	121,114	1,369
* Comverse Technology, Inc.	56,851	1,338
* Red Hat, Inc.	47,695	1,335
* BMC Software, Inc.	61,116	1,324
Amphenol Corp.	25,162	1,313
* LSI Logic Corp.	111,304	1,287
Intersil Corp.	43,651	1,262
* Akamai Technologies, Inc.	36,536	1,202
* Western Digital Corp.	61,129	1,188
* NAVTEQ Corp.	23,294	1,180
* McAfee Inc.	47,436	1,154
* Iron Mountain, Inc.	28,037	1,142
* CheckFree Corp.	21,942	1,108
* Arrow Electronics, Inc.	33,806	1,091
* Activision, Inc.	77,894	1,074
CDW Corp.	18,191	1,071
* Ceridian Corp.	41,384	1,053
* Solectron Corp.	258,089	1,032
* Rambus Inc.	25,699	1,011
Global Payments Inc.	18,544	983
* Avnet, Inc.	37,309	947
* DST Systems, Inc.	16,189	938
* Synopsys, Inc.	41,595	930
* Alliance Data Systems Corp.	19,741	923
* Novellus Systems, Inc.	38,033	913
* QLogic Corp.	45,436	879
Sabre Holdings Corp.	37,344	879
Molex, Inc. Class A	29,547	878
* Teradyne, Inc.	56,116	870
* Compuware Corp.	109,405	857
* Ciena Corp.	163,524	852
Tektronix, Inc.	23,804	850
* Integrated Device Technology Inc.	57,041	848
* Zebra Technologies Corp. Class A	18,920	846
* ADC Telecommunications, Inc.	32,922	842
* Novell, Inc.	108,988	837
* International Rectifier Corp.	19,985	828
* Freescale Semiconductor, Inc. Class A	29,523	821
Diebold, Inc.	19,849	816
* F5 Networks, Inc.	10,903	790
* Ingram Micro, Inc. Class A	39,142	783
* Agere Systems Inc.	51,775	779
Fidelity National Information Services, Inc.	19,036	772
Symbol Technologies, Inc.	71,752	759
MoneyGram International, Inc.	24,375	749
Fair Isaac, Inc.	18,573	736
* Convergys Corp.	39,527	720
* Mettler-Toledo International Inc.	11,907	718
* Cree, Inc.	21,775	714
* Trimble Navigation Ltd.	15,483	698
* Vishay Intertechnology, Inc.	48,288	688
* Maxtor Corp.	71,817	687
* salesforce.com, Inc.	18,476	671
* Unisys Corp.	96,463	665
* Foundry Networks, Inc.	35,953	653
* Cypress Semiconductor Corp.	38,360	650
* Fairchild Semiconductor International, Inc.	33,971	648
* PMC Sierra Inc.	52,159	641
* Silicon Laboratories Inc.	11,556	635
* Sanmina-SCI Corp.	149,911	615
* Tech Data Corp.	16,417	606
* Palm, Inc.	25,824	598
Acxiom Corp.	22,888	591
* Atmel Corp.	124,388	587
* Polycom, Inc.	26,778	581
* CACI International, Inc.	8,676	570
* CNET Networks, Inc.	39,858	566
* 3Com Corp.	110,032	563
* Hyperion Solutions Corp.	17,165	560
* FLIR Systems, Inc.	19,606	557
* Openwave Systems Inc.	25,468	550
* Sybase, Inc.	26,015	549
* Anteon International Corp.	9,495	518
National Instruments Corp.	15,678	511
Reynolds & Reynolds Class A	18,001	511
* Brocade Communications Systems, Inc.	76,480	511
* Parametric Technology Corp.	31,240	510
* Andrew Corp.	41,187	506
Jack Henry & Associates Inc.	22,061	505
* Microsemi Corp.	17,269	503
* MICROS Systems, Inc.	10,899	502
* ANSYS, Inc.	9,252	501
* Digital River, Inc.	11,410	498
* FormFactor Inc.	12,364	486
* Avid Technology, Inc.	11,180	486
ADTRAN Inc.	18,349	480
Plantronics, Inc.	13,461	477
* RF Micro Devices, Inc.	54,108	468
* THQ Inc.	18,041	467
* Plexus Corp.	12,400	466
* Conexant Systems, Inc.	134,628	464
* BISYS Group, Inc.	34,420	464
* Cymer, Inc.	10,134	460
* Benchmark Electronics, Inc.	11,977	459
* TIBCO Software Inc.	54,757	458
* OmniVision Technologies, Inc.	15,000	453
Anixter International Inc.	9,480	453
* Hewitt Associates, Inc.	15,222	453
* Avocent Corp.	14,167	450
* CommScope, Inc.	15,728	449
* Varian Semiconductor Equipment Associates, Inc.	15,890	446
* Electronics for Imaging, Inc.	15,693	439
* MPS Group, Inc.	28,617	438
* Intermec, Inc.	14,265	435
* BearingPoint, Inc.	51,040	433
* Nuance Communications, Inc.	36,651	433
* aQuantive, Inc.	18,295	431
* Applied Micro Circuits Corp.	104,043	423
* Itron, Inc.	7,022	420
Imation Corp.	9,722	417
* ValueClick, Inc.	24,553	415
* Emulex Corp.	24,039	411
* Tessera Technologies, Inc.	12,786	410
* Rackable Systems Inc.	7,700	407
* Equinix, Inc.	6,302	405
FactSet Research Systems Inc.	9,046	401
* SiRF Technology Holdings, Inc.	11,234	398
* Arris Group Inc.	28,755	396
* Informatica Corp.	25,177	392
* Komag, Inc.	8,124	387
* Powerwave Technologies, Inc.	28,607	386
* Digital Insight Corp.	10,501	382
* Take-Two Interactive Software, Inc.	20,399	381
* Interdigital Communications Corp.	15,500	380
* Semtech Corp.	21,069	377
* Websense, Inc.	13,656	377
* Trident Microsystems, Inc.	12,900	375
* Sonus Networks, Inc.	68,138	373
* Brightpoint, Inc.	11,970	372
* SRA International, Inc.	9,773	369
* RSA Security Inc.	20,513	368
Belden CDT Inc.	13,479	367
* Digitas Inc.	25,338	365
* Checkpoint Systems, Inc.	13,510	363
* Perot Systems Corp.	23,214	361
Cognex Corp.	12,125	359
* FileNet Corp.	13,228	357
* EarthLink, Inc.	37,333	357
Molex, Inc.	10,593	352
* Cabot Microelectronics Corp.	9,421	350
* Aeroflex, Inc.	25,017	343
* Kronos, Inc.	9,117	341
* eFunds Corp.	13,099	338
* ATMI, Inc.	11,120	336
* Entegris Inc.	31,350	334
* Transaction Systems Architects, Inc.	10,572	330
* Progress Software Corp.	11,163	325
* MicroStrategy Inc.	3,043	320
Black Box Corp.	6,553	315
* Intergraph Corp.	7,447	310
* Brooks Automation, Inc.	21,452	305
* Global Imaging Systems, Inc.	8,000	304
* CSG Systems International, Inc.	12,745	296
* Coherent, Inc.	8,376	294
* Finisar Corp.	59,138	293
* Macrovision Corp.	13,134	291
* Redback Networks Inc.	13,340	289
*^ Avanex Corp.	87,631	286
* WebEx Communications, Inc.	8,429	284
* Micrel, Inc.	18,935	281
* Wind River Systems Inc.	21,807	271
* Littelfuse, Inc.	7,882	269
* Skyworks Solutions, Inc.	39,564	269
MTS Systems Corp.	6,300	264
* RealNetworks, Inc.	31,806	262
* Euronet Worldwide, Inc.	6,800	257
* ON Semiconductor Corp.	35,410	257
* Ariba, Inc.	26,232	257
* Cirrus Logic, Inc.	30,205	256
* HomeStore, Inc.	38,853	255
* Internet Security Systems, Inc.	10,272	246
* Keane, Inc.	15,554	245
* j2 Global Communications, Inc.	5,196	244
* Zoran Corp.	11,130	244
Gevity HR, Inc.	9,934	243
AVX Corp.	13,705	243
* Amkor Technology, Inc.	27,932	241
* Axcelis Technologies, Inc.	40,978	240
* Quest Software, Inc.	14,280	238
Technitrol, Inc.	9,935	238
* Sycamore Networks, Inc.	49,628	233
* Paxar Corp.	11,700	229
* Altiris, Inc.	10,398	229
* DSP Group Inc.	7,753	225
* Asyst Technologies, Inc.	21,438	223
* Rofin-Sinar Technologies Inc.	4,100	222
* Diodes Inc.	5,250	218
CTS Corp.	16,208	217
* Dycom Industries, Inc.	10,139	215
* Advent Software, Inc.	7,534	214
* Aspen Technologies, Inc.	16,801	213
* Lexar Media, Inc.	24,753	212
Daktronics, Inc.	5,800	212
* Comtech Telecommunications Corp.	7,250	211
* CMGI Inc.	142,802	211
* Lattice Semiconductor Corp.	31,245	208
* Mentor Graphics Corp.	18,700	207
* Witness Systems, Inc.	8,106	206
* Advanced Digital Information Corp.	23,431	206
* Actel Corp.	12,900	206
Talx Corp.	7,207	205
* Rogers Corp.	3,755	205
* KEMET Corp.	21,599	205
* ANADIGICS, Inc.	25,706	203
* Hutchinson Technology, Inc.	6,616	200
* Gartner, Inc. Class A	14,291	199
* Quantum Corp.	53,200	199
* InfoSpace, Inc.	7,089	198
* Silicon Image, Inc.	18,855	194
* Tekelec	14,000	194
* ScanSource, Inc.	3,200	193
* MKS Instruments, Inc.	8,081	189
* McDATA Corp. Class A	40,948	189
* Wright Express Corp.	6,727	189
Total System Services, Inc.	9,370	187
* Power Integrations, Inc.	7,415	184
* Advanced Energy Industries, Inc.	12,959	183
* ManTech International Corp.	5,500	183
* Identix, Inc.	22,888	182
* eCollege.com Inc.	9,594	181
* Ansoft Corp.	4,289	179
United Online, Inc.	13,741	177
* Newport Corp.	9,356	176
* Art Technology Group, Inc.	54,923	176
* Cogent Inc.	9,504	174
Inter-Tel, Inc.	8,114	174
Agilysys, Inc.	11,491	173
* Agile Software Corp.	22,455	171
* AuthentiDate Holding Corp.	43,876	171
* Epicor Software Corp.	12,697	171
* Applied Films Corp.	8,700	169
MAXIMUS, Inc.	4,698	169
* Answerthink Consulting Group, Inc.	26,221	169
* VeriFone Holdings, Inc.	5,513	167
* Opsware, Inc.	19,462	167
* Adaptec, Inc.	30,064	166
* UTStarcom, Inc.	26,387	166
* Photronics Inc.	8,791	165
Landauer, Inc.	3,275	164
* Dot Hill Systems Corp.	23,014	163
Park Electrochemical Corp.	5,500	162
* SafeNet, Inc.	6,123	162
Blackbaud, Inc.	7,600	161
* Actuate Software Corp.	37,865	161
* Internet Capital Group Inc.	17,066	161
* EMCORE Corp.	15,692	160
* Vitesse Semiconductor Corp.	44,264	158
* Extreme Networks, Inc.	31,524	158
* California Micro Devices Corp.	20,000	158
* Anaren, Inc.	8,112	158
* Calamp Corp.	13,369	157
* C-COR Inc.	17,945	157
* ADE Corp.	5,100	156
* Acacia Research - Acacia Technologies	17,700	156
* Electro Scientific Industries, Inc.	6,959	154
*^ Mindspeed Technologies, Inc.	38,666	154
* Neoware Systems, Inc.	5,170	153
*^ Taser International Inc.	14,435	153
* Entrust, Inc.	33,957	153
* NETGEAR, Inc.	8,000	152
* ViaSat, Inc.	5,300	152
* Gateway, Inc.	68,479	150
* Manhattan Associates, Inc.	6,784	149
* Autobytel Inc.	30,641	148
* ActivIdentity Corp.	35,180	147
* Atheros Communications	5,618	147
* Veeco Instruments, Inc.	6,254	146
* Genesis Microchip Inc.	8,566	146
* Interwoven Inc.	16,202	146
* Airspan Networks Inc.	21,400	144
* TriQuint Semiconductor, Inc.	29,226	144
* Lionbridge Technologies, Inc.	18,069	143
* Blackboard Inc.	5,024	143
* Applied Digital Solutions, Inc.	48,188	140
* NetIQ Corp.	12,320	137
* iPayment Holdings, Inc.	3,200	137
* Sapient Corp.	17,787	136
* Ciber, Inc.	21,126	135
* Covansys Corp.	7,808	134
* SI International Inc.	3,800	134
* Kulicke & Soffa Industries, Inc.	13,995	134
* Chordiant Software, Inc.	38,251	133
Quality Systems, Inc.	4,004	133
* iVillage Inc.	15,752	132
* TTM Technologies, Inc.	9,134	132
* Borland Software Corp.	24,421	132
* Stratex Networks, Inc.	21,362	131
* Corillian Corp.	33,591	131
* Dolby Laboratories Inc.	6,252	131
* Carrier Access Corp.	21,654	130
* CyberSource Corp.	11,674	130
* Exar Corp.	9,077	130
* Computer Horizons Corp.	25,894	129
* FEI Co.	6,470	128
* Echelon Corp.	13,451	127
* Concur Technologies, Inc.	6,767	125
*^ American Technology Corp.	29,960	125
infoUSA Inc.	9,616	125
* Aware, Inc.	21,553	125
* Credence Systems Corp.	16,865	124
* 24/7 Real Media, Inc.	11,687	122
* Synaptics Inc.	5,540	122
* Rudolph Technologies, Inc.	7,122	121
* Jupitermedia Corp.	6,706	121
* DTS Inc.	6,100	120
* AMIS Holdings Inc.	13,200	120
* Kopin Corp.	23,726	119
* webMethods, Inc.	14,032	118
* SPSS, Inc.	3,731	118
* Standard Microsystem Corp.	4,536	118
* JDA Software Group, Inc.	8,160	118
* SonicWALL, Inc.	16,598	118
* Mattson Technology, Inc.	9,600	115
* Presstek, Inc.	9,673	115
Cohu, Inc.	5,404	115
* Hifn, Inc.	14,700	115
* Stratasys, Inc.	3,850	113
* Harmonic, Inc.	17,733	113
*^ MRV Communications Inc.	27,246	112
* Ultratech, Inc.	4,548	111
* Open Solutions Inc.	4,068	111
* Gerber Scientific, Inc.	10,721	111
* Secure Computing Corp.	9,490	110
* Web.com, Inc.	18,453	109
* Alliance Semiconductor Corp.	39,210	109
Integral Systems, Inc.	3,999	108
* Measurement Specialties, Inc.	4,099	107
* S1 Corp.	21,043	106
* Hypercom Corp.	11,400	106
* Forrester Research, Inc.	4,738	106
* LoJack Corp.	4,400	106
* Verint Systems Inc.	2,975	105
* Lawson Software Inc.	13,500	104
* Silicon Storage Technology, Inc.	23,390	102
*^ Marchex, Inc.	4,760	102
* Ixia	7,167	102
* Nu Horizons Electronics Corp.	11,954	102
* TNS Inc.	4,800	102
* Bottomline Technologies, Inc.	7,300	100
* Mastec Inc.	7,011	99
Methode Electronics, Inc. Class A	9,104	99
* The Ultimate Software Group, Inc.	3,800	98
* Packeteer, Inc.	8,467	98
* Concurrent Computer Corp.	29,854	96
* Lasercard Corp.	4,247	96
* PLX Technology, Inc.	7,600	95
* Sonic Solutions, Inc.	5,200	94
* Sykes Enterprises, Inc.	6,596	94
* Intrado Inc.	3,600	94
* Tyler Technologies, Inc.	8,366	92
* PDF Solutions, Inc.	4,852	92
* Integrated Silicon Solution, Inc.	13,791	92
* Sigma Designs, Inc.	6,185	90
* Vignette Corp.	6,116	90
* Universal Display Corp.	6,255	90
* MatrixOne, Inc.	12,418	89
* Glenayre Technologies, Inc.	16,765	88
* Mercury Computer Systems, Inc.	5,421	88
* Safeguard Scientifics, Inc.	35,355	87
* Transmeta Corp.	42,916	87
* TranSwitch Corp.	33,277	87
* Blue Coat Systems, Inc.	3,978	86
* RadiSys Corp.	4,356	86
* MIPS Technologies, Inc.	11,583	86
* Zygo Corp.	5,286	86
* Immersion Corp.	9,700	84
* Symmetricom Inc.	9,619	82
* NIC Inc.	13,231	81
* Intevac, Inc.	2,800	81
* Leadis Technology Inc.	14,100	80
* Callidus Software Inc.	17,400	77
Startek, Inc.	3,246	76
* InterVoice, Inc.	8,855	76
* SYNNEX Corp.	4,100	76
* Superior Essex Inc.	2,984	76
* Supertex, Inc.	2,000	75
* MRO Software Inc.	4,696	75
*^ Digital Angel Corp.	17,400	75
* Computer Task Group, Inc.	17,532	75
* Excel Technology, Inc.	2,500	74
* Indus International, Inc.	20,200	74
* CyberOptics Corp.	4,800	72
* LTX Corp.	13,244	72
* Photon Dynamics, Inc.	3,813	71
* Fargo Electronics	4,200	71
* EMS Technologies, Inc.	3,931	71
* Embarcadero Technologies, Inc.	10,111	71
* OSI Systems Inc.	3,300	70
*^ Convera Corp.	7,271	70
* Ditech Communications Corp.	6,629	69
Stellent Inc.	5,832	69
* Ceva, Inc.	10,407	69
* MapInfo Corp.	4,894	69
* Raindance Communications, Inc.	25,142	68
* Radiant Systems, Inc.	5,007	68
* ESS Technology, Inc.	20,375	68
* Metrologic Instruments, Inc.	2,916	67
* SupportSoft, Inc.	15,101	67
* Zhone Technologies	24,375	65
* Merix Corp.	5,310	65
* EPIQ Systems, Inc.	3,400	65
* COMARCO, Inc.	5,647	65
X-Rite Inc.	4,835	64
* Magma Design Automation, Inc.	7,400	64
* Pericom Semiconductor Corp.	6,480	64
* Bell Microproducts Inc.	10,268	63
* Analysts International Corp.	22,601	63
* Planar Systems, Inc.	3,723	63
* Novatel Wireless, Inc.	7,001	63
Keithley Instruments Inc.	4,065	62
* Digi International, Inc.	5,321	62
* Digimarc Corp.	8,300	62
* Internap Network Services Corp.	65,592	62
* Interactive Intelligence Inc.	6,107	60
* LookSmart, Ltd.	11,232	60
* Online Resources Corp.	4,589	60
* InFocus Corp.	12,451	59
* Multi-Fineline Electronix, Inc.	1,000	58
* PC-Tel, Inc.	6,138	58
* FalconStor Software, Inc.	6,141	58
* Kanbay International Inc.	3,799	58
* FSI International, Inc.	10,998	58
* Iomega Corp.	17,476	57
* Infocrossing, Inc.	4,700	57
* SigmaTel Inc.	6,456	56
* IXYS Corp.	6,058	56
* Sirenza Microdevices, Inc.	5,904	56
* QuickLogic Corp.	9,638	55
* Pegasus Solutions Inc.	5,867	55
* Captaris Inc.	11,630	54
* Saba Software, Inc.	8,210	53
* Cray Inc.	29,200	53
* Centillium Communications, Inc.	13,648	52
* PLATO Learning, Inc.	5,472	52
* Keynote Systems Inc.	4,525	52
* NMS Communications Corp.	13,721	52
* Catapult Communications Corp.	3,854	51
* VA Software Corp.	10,639	51
* Pixelworks, Inc.	10,182	51
* Oplink Communications, Inc.	2,898	50
* SeaChange International, Inc.	6,365	49
* Netlogic Microsystems Inc.	1,200	49
* NetRatings, Inc.	3,686	49
*^ ParkerVision, Inc.	4,402	48
* Tollgrade Communications, Inc.	3,209	48
* Carreker Corp.	7,400	48
SpectraLink Corp.	3,700	46
* Lantronix, Inc.	19,475	46
* Manugistics Group, Inc.	20,431	44
* Atari, Inc.	68,911	44
* Westell Technologies, Inc.	10,801	44
* Bankrate, Inc.	1,000	44
* Mechanical Technology Inc.	11,586	43
Syntel, Inc.	2,247	43
Bel Fuse, Inc. Class B	1,200	42
* Phoenix Technologies Ltd.	6,170	42
Bel Fuse, Inc. Class A	1,477	42
Woodhead Industries, Inc.	2,500	42
* FARO Technologies, Inc.	2,868	41
* Applied Innovation Inc.	9,118	39
TheStreet.com, Inc.	5,142	39
* PortalPlayer Inc.	1,700	38
* TechTeam Global, Inc.	3,342	37
* OPNET Technologies, Inc.	3,412	37
Renaissance Learning, Inc.	2,013	36
* InterVideo Inc.	3,276	36
* iGATE Corp.	5,980	35
* iPass Inc.	4,400	35
* Pegasystems Inc.	4,288	35
* Interlink Electronics Inc.	11,331	35
* Virage Logic Corp.	3,199	35
* Dynamics Research Corp.	2,261	34
* Tumbleweed Communications Corp.	10,736	32
* PAR Technology Corp.	1,800	32
* RAE Systems, Inc.	8,627	31
* Micro Linear Corp.	15,799	30
QAD Inc.	3,999	30
* Terayon Communications Systems, Inc.	15,814	29
* Napster, Inc.	8,388	28
* Tier Technologies, Inc.	3,499	28
* Ulticom, Inc.	2,597	28
* MetaSolv, Inc.	9,111	28
* Edgewater Technology, Inc.	4,077	27
* Selectica, Inc.	8,094	24
* Cherokee International Corp.	4,402	22
* American Power Technology, Inc.	1,500	22
* Optical Communication Products, Inc.	6,429	20
* Monolithic System Technology, Inc.	2,064	18
* White Electronic Designs Corp.	3,020	18
* SM&A Corp.	2,694	18
* IPIX Corp.	12,443	17
* Miva Inc.	4,161	17
Allen Organ Co.	283	16
* Docucorp International, Inc.	1,847	15
* Nanometrics Inc.	1,100	15
* SCM Microsystems, Inc.	4,186	15
* WatchGuard Technologies, Inc.	2,792	14
* ONYX Software Corp.	2,945	14
* Mobius Management Systems, Inc.	2,203	14
*^ MTI Technology Corp.	9,745	14
* Endwave Corp.	912	13
* WJ Communications, Inc.	5,246	13
* BSQUARE Corp.	4,449	13
* Network Engines, Inc.	4,161	13
* Sumtotal Systems Inc.	2,241	11
* Intraware, Inc.	1,410	11
* On2 Technologies, Inc.	13,293	11
* Quovadx, Inc.	3,315	11
* Vitria Technology, Inc.	3,573	10
* Network Equipment Technologies, Inc.	2,507	10
* ePlus Inc.	683	10
* DDi Corp.	1,096	9
* Viewpoint Corp.	6,086	8
* Zomax Inc.	4,267	8
* SAFLINK Corp.	9,224	8
* Viisage Technology, Inc.	440	8
* Telular Corp.	2,339	8
* Pemstar Inc.	3,500	7
* Zix Corp.	4,904	7
* Tut Systems, Inc.	2,266	7
* Loudeye Corp.	13,669	7
* NetScout Systems, Inc.	769	7
* The SCO Group, Inc.	1,605	7
* Research Frontiers, Inc.	1,800	7
* SpatiaLight, Inc.	1,845	7
* Management Network Group Inc.	2,896	6
* Avici Systems Inc.	1,376	6
* Ramtron International Corp.	3,117	6
* SAVVIS Communications Corp.	3,840	6
* Motive, Inc.	1,400	5
* Sunrise Telecom Inc.	2,405	5
* Therma-Wave Inc.	3,032	5
Inforte Corp.	907	4
* Wave Systems Corp.	6,508	4
Wireless Telecom Group, Inc.	1,279	4
* Technology Solutions Co.	391	4
* PC Connection, Inc.	550	3
* Verso Technologies, Inc.	1,918	3
* Superconductor Technologies Inc.	730	3
* Somera Communications, Inc.	5,038	2
* Cosine Communications, Inc.	623	2
* Rainmaker Systems, Inc.	198	1
* Optical Cable Corp. Warrants Exp. 10/24/2007	959	-
* GSE Systems, Inc.	84	-
* Media 100 Inc.	1,614	-

		680,076

Materials (3.3%)
Dow Chemical Co.	272,433	11,061
E.I. du Pont de Nemours & Co.	259,557	10,956
Alcoa Inc.	245,678	7,508
Newmont Mining Corp. (Holding Co.)	126,175	6,547
Monsanto Co.	75,846	6,428
Praxair, Inc.	91,115	5,025
Weyerhaeuser Co.	68,671	4,974
Phelps Dodge Corp.	57,376	4,620
Nucor Corp.	43,985	4,609
International Paper Co.	131,585	4,549
Air Products & Chemicals, Inc.	62,731	4,215
Freeport-McMoRan Copper & Gold, Inc. Class B	52,327	3,128
PPG Industries, Inc.	47,220	2,991
Vulcan Materials Co.	28,889	2,503
Ecolab, Inc.	54,405	2,078
Rohm & Haas Co.	40,880	1,998
United States Steel Corp.	32,178	1,953
Allegheny Technologies Inc.	23,513	1,439
Martin Marietta Materials, Inc.	13,169	1,409
MeadWestvaco Corp.	51,330	1,402
Sealed Air Corp.	23,447	1,357
Engelhard Corp.	34,041	1,348
Ashland, Inc.	18,933	1,346
Temple-Inland Inc.	30,200	1,345
Lyondell Chemical Co.	62,957	1,253
Sigma-Aldrich Corp.	19,025	1,252
Ball Corp.	28,109	1,232
Eastman Chemical Co.	23,010	1,178
* Pactiv Corp.	40,811	1,001
* Smurfit-Stone Container Corp.	71,970	977
Sonoco Products Co.	26,679	904
Bemis Co., Inc.	28,598	903
* Crown Holdings, Inc.	47,358	840
Lubrizol Corp.	19,445	833
Eagle Materials, Inc.	13,009	829
Reliance Steel & Aluminum Co.	8,562	804
Florida Rock Industries, Inc.	13,935	783
Louisiana-Pacific Corp.	28,736	782
Chemtura Corp.	66,024	778
Airgas, Inc.	19,856	776
Lafarge North America Inc.	9,234	776
International Flavors & Fragrances, Inc.	22,555	774
Valspar Corp.	27,446	765
* Owens-Illinois, Inc.	43,624	758
Commercial Metals Co.	14,005	749
Cytec Industries, Inc.	11,231	674
FMC Corp.	10,220	633
Scotts Miracle-Gro Co.	13,546	620
RPM International, Inc.	33,781	606
Carpenter Technology Corp.	6,375	603
Steel Dynamics, Inc.	10,478	594
Cabot Corp.	16,926	575
AptarGroup Inc.	9,937	549
* The Mosaic Co.	38,088	547
* Nalco Holding Co.	30,635	542
Cleveland-Cliffs Inc.	6,221	542
Packaging Corp. of America	23,767	533
* Oregon Steel Mills, Inc.	10,288	526
* Coeur d'Alene Mines Corp.	78,173	513
Albemarle Corp.	11,252	510
Quanex Corp.	7,311	487
* Huntsman Corp.	25,033	483
* Headwaters Inc.	11,991	477
Celanese Corp. Series A	22,584	474
* Chaparral Steel Co.	7,284	473
Bowater Inc.	15,921	471
* Titanium Metals Corp.	9,476	460
* AK Steel Corp.	29,690	445
Olin Corp.	20,325	436
H.B. Fuller Co.	8,363	429
* Hercules, Inc.	30,480	421
Worthington Industries, Inc.	20,218	406
Texas Industries, Inc.	6,503	393
* Aleris International Inc.	7,767	373
Minerals Technologies, Inc.	6,185	361
* RTI International Metals, Inc.	6,500	357
* Century Aluminum Co.	7,748	329
* Hecla Mining Co.	43,586	288
Ferro Corp.	13,707	274
Glatfelter	13,730	252
Spartech Corp.	10,058	241
AMCOL International Corp.	8,308	239
Schnitzer Steel Industries, Inc. Class A	5,475	235
Silgan Holdings, Inc.	5,772	232
*^ Apex Silver Mines Ltd.	9,700	230
Arch Chemicals, Inc.	7,288	222
* W.R. Grace & Co.	16,562	220
NewMarket Corp.	4,529	216
MacDermid, Inc.	6,544	210
* PolyOne Corp.	22,494	210
Ryerson Tull, Inc.	7,830	210
* Symyx Technologies, Inc.	7,468	207
* Stillwater Mining Co.	12,066	199
Georgia Gulf Corp.	7,638	199
Compass Minerals International	7,700	192
Sensient Technologies Corp.	10,412	188
Deltic Timber Corp.	3,100	188
Greif Inc. Class A	2,719	186
Wausau Paper Corp.	12,590	178
Metal Management, Inc.	5,500	174
Royal Gold, Inc.	4,800	174
A. Schulman Inc.	6,983	173
Gibraltar Industries Inc.	5,850	172
American Vanguard Corp.	5,000	153
Quaker Chemical Corp.	6,924	151
Chesapeake Corp. of Virginia	10,787	150
* OM Group, Inc.	6,420	148
* Brush Engineered Materials Inc.	7,322	145
Eagle Materials, Inc. Class B	2,175	139
*^ Altair Nanotechnology	38,300	136
Neenah Paper Inc.	3,900	128
* Buckeye Technology, Inc.	13,599	123
Rock-Tenn Co.	7,600	114
Calgon Carbon Corp.	17,897	110
* Terra Industries, Inc.	15,469	109
* Caraustar Industries, Inc.	10,595	109
Myers Industries, Inc.	6,364	102
* Tronox Inc. Class B	6,275	107
* Material Sciences Corp.	8,073	98
A.M. Castle & Co.	3,295	97
Westlake Chemical Corp.	2,799	97
* Wheeling-Pittsburgh Corp.	5,108	94
* U.S. Concrete, Inc.	6,300	91
* Omnova Solutions Inc.	14,303	88
Roanoke Electric Steel Corp.	2,500	81
Schweitzer-Mauduit International, Inc.	3,364	81
* Graphic Packaging Corp.	38,663	80
* Nonophase Technologies Corp.	9,700	75
Wellman, Inc.	10,463	67
Steel Technologies, Inc.	2,700	66
Stepan Co.	1,780	53
Summa Industries	4,400	45
* Lesco, Inc.	2,600	44
NN, Inc.	3,400	44
* Zoltek Cos., Inc.	1,796	41
* Northwest Pipe Co.	1,351	41
* Pioneer Cos., Inc.	1,252	38
NL Industries, Inc.	3,308	35
* Senomyx, Inc.	1,900	31
Penford Corp.	1,936	31
Balchem Corp.	1,000	23
* Maxxam Inc.	490	16
* Eden Bioscience Corp.	10,022	9
* Webco Industries, Inc.	40	2

		138,479

Telecommunication Services (3.0%)
AT&T Inc.	1,103,039	29,826
Verizon Communications Inc.	827,020	28,168
Sprint Nextel Corp.	792,735	20,484
BellSouth Corp.	516,247	17,888
Alltel Corp.	102,792	6,656
* American Tower Corp. Class A	116,372	3,528
* Qwest Communications International Inc.	447,077	3,040
* NII Holdings Inc.	38,514	2,271
* Crown Castle International Corp.	60,600	1,718
CenturyTel, Inc.	35,231	1,378
Citizens Communications Co.	94,502	1,254
* Nextel Partners, Inc.	42,065	1,191
Telephone & Data Systems, Inc.	25,216	995
* Level 3 Communications, Inc.	186,315	965
* Leap Wireless International, Inc.	13,243	577
* SBA Communications Corp.	20,860	488
*^ Broadwing Corp.	26,275	387
PanAmSat Holding Corp.	15,582	387
* Time Warner Telecom Inc.	20,254	364
* NeuStar, Inc. Class A	9,661	299
* Cincinnati Bell Inc.	64,478	291
* Dobson Communications Corp.	33,809	271
* Price Communications Corp.	12,762	226
* U.S. Cellular Corp.	3,666	218
Commonwealth Telephone Enterprises, Inc.	5,884	203
* IDT Corp. Class B	18,058	200
USA Mobility, Inc.	6,700	191
* UbiquiTel Inc.	16,058	162
Telephone & Data Systems, Inc. - Special Common Shares	4,164	157
* General Communication, Inc.	12,500	151
Atlantic Tele-Network, Inc.	2,580	147
* Premiere Global Services, Inc.	17,868	144
North Pittsburgh Systems, Inc.	5,424	127
* @ Road, Inc.	24,400	124
D&E Communications, Inc.	10,929	123
* Cogent Communications Group, Inc.	12,590	123
Alaska Communications Systems Holdings, Inc.	10,118	123
* Talk America Holdings, Inc.	10,770	92
*^ Primus Telecommunications Group, Inc.	113,770	88
Surewest Communications	3,600	87
* LCC International, Inc. Class A	21,063	77
Iowa Telecommunications Services Inc.	3,800	73
Centennial Communications Corp. Class A	9,680	71
* Suncom Wireless Holdings, Inc. Class A	36,527	70
*^ InPhonic, Inc.	9,900	69
* Wireless Facilities, Inc.	17,179	69
Shenandoah Telecommunications Co.	1,410	63
CT Communications, Inc.	4,300	58
* Pac-West Telecom, Inc.	55,285	51
Hector Communications Corp.	1,419	42
Valor Communications Group, Inc.	3,046	40
* Syniverse Holdings Inc.	1,754	28
* IDT Corp.	1,658	18
* Covista Communications, Inc.	3,805	5
* Metro One Telecommunications, Inc.	3,900	3
* Trinsic Inc.	39	-

		125,849

Utilities (3.2%)
Exelon Corp.	188,394	9,966
Duke Energy Corp.	266,187	7,759
Southern Co.	209,397	6,862
Dominion Resources, Inc.	98,058	6,769
TXU Corp.	128,964	5,772
FirstEnergy Corp.	93,243	4,560
Public Service Enterprise Group, Inc.	67,745	4,338
FPL Group, Inc.	106,131	4,260
PG&E Corp.	107,356	4,176
Entergy Corp.	58,571	4,038
American Electric Power Co., Inc.	111,222	3,784
Edison International	87,386	3,599
PPL Corp.	107,497	3,160
Sempra Energy	65,587	3,047
Consolidated Edison Inc.	69,375	3,018
* AES Corp.	175,502	2,994
Progress Energy, Inc.	67,731	2,979
Ameren Corp.	57,757	2,877
Constellation Energy Group, Inc.	50,460	2,761
Cinergy Corp.	53,431	2,426
Xcel Energy, Inc.	114,279	2,074
DTE Energy Co.	50,452	2,023
KeySpan Corp.	49,218	2,012
Questar Corp.	24,265	1,700
* Allegheny Energy, Inc.	46,257	1,566
NiSource, Inc.	77,194	1,561
Wisconsin Energy Corp.	33,220	1,328
* NRG Energy, Inc.	29,042	1,313
Pepco Holdings, Inc.	53,889	1,228
SCANA Corp.	30,747	1,207
Equitable Resources, Inc.	32,471	1,186
Pinnacle West Capital Corp.	28,037	1,096
Alliant Energy Corp.	33,312	1,048
MDU Resources Group, Inc.	30,593	1,023
Energy East Corp.	41,828	1,016
Aqua America, Inc.	36,254	1,009
DPL Inc.	36,127	975
TECO Energy, Inc.	58,942	950
CenterPoint Energy Inc.	78,990	942
* Reliant Energy, Inc.	86,649	917
NSTAR	30,516	873
ONEOK, Inc.	26,220	846
Northeast Utilities	41,751	815
* CMS Energy Corp.	62,356	808
AGL Resources Inc.	20,953	755
National Fuel Gas Co.	22,873	748
OGE Energy Corp.	25,732	746
* Sierra Pacific Resources	51,872	716
Energen Corp.	19,857	695
Puget Energy, Inc.	32,751	694
Southern Union Co.	27,009	671
UGI Corp. Holding Co.	29,847	629
Hawaiian Electric Industries Inc.	23,102	627
Great Plains Energy, Inc.	21,360	601
Atmos Energy Corp.	22,818	601
Vectren Corp.	21,602	570
WPS Resources Corp.	11,296	556
Piedmont Natural Gas, Inc.	22,113	530
Westar Energy, Inc.	24,581	512
NICOR Inc.	12,610	499
PNM Resources Inc.	18,621	454
WGL Holdings Inc.	14,013	426
* Aquila, Inc.	106,119	423
* Dynegy, Inc.	82,478	396
IDACORP, Inc.	11,953	389
Peoples Energy Corp.	10,894	388
ALLETE, Inc.	8,095	377
Duquesne Light Holdings, Inc.	22,414	370
New Jersey Resources Corp.	8,044	364
Black Hills Corp.	10,341	352
NorthWestern Corp.	9,911	309
Northwest Natural Gas Co.	7,973	283
Cleco Corp.	12,548	280
Southwest Gas Corp.	10,016	280
UniSource Energy Corp.	9,080	277
* El Paso Electric Co.	12,452	237
Avista Corp.	11,345	234
Otter Tail Corp.	7,775	223
South Jersey Industries, Inc.	7,700	210
The Laclede Group, Inc.	5,900	203
American States Water Co.	5,358	200
MGE Energy, Inc.	5,680	188
California Water Service Group	4,000	180
CH Energy Group, Inc.	3,706	178
UIL Holdings Corp.	3,379	177
Southwest Water Co.	10,109	161
SJW Corp.	5,698	153
Cascade Natural Gas Corp.	7,200	142
Empire District Electric Co.	6,104	136
Connecticut Water Services, Inc.	4,419	116
Central Vermont Public Service Corp.	4,982	106
Middlesex Water Co.	2,960	56
Green Mountain Power Corp.	1,899	55
Chesapeake Utilities Corp.	1,200	37
EnergySouth, Inc.	962	31
Maine & Maritimes Corp.	724	11

		137,213

Total Common Stocks
(Cost $3,826,564)		4,212,132

Temporary Cash Investments (1.0%)

Money Market Fund (1.0%)
1 Vanguard Market Liquidity Fund, 4.715%	40,453,143	40,453

	Face
	Amount
	($000)

U.S. Agency Obligation (0.0%)
2 Federal National Mortgage Assn
3 4.419%, 4/12/2006	1,500	1,498

Total Temporary Cash Investments
(Cost $41,951)		41,951

Total Investments (100.5%)
(Cost $3,868,515)		4,254,083

Other Assets and Liabilities—Net (-0.5%)		(19,635)

Net Assets (100%)		4,234,448

* Non-income-producing security.
^ Part of security position is on loan to broker/dealers.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
3 Securities with a value of $1,498,000 have been segregated as initial margin for open futures contracts.
REIT - Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At March 31, 2006, the cost of investment securities for tax purposes was $3,868,515,000. Net unrealized appreciation of investment securities for tax purposes was $385,568,000, consisting of unrealized gains of $470,359,000 on securities that had risen in value since their purchase and $84,791,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.1% and 0.4%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At March 31, 2006, the aggregate settlement value of open futures contracts expiring in June 2006, and the related unrealized appreciation (depreciation) were:

		($000)

Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

S&P 500 Index	74	24,111	102
Russell 2000 Index	5	1,930	88
S&P Midcap 400 Index	2	798	25

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Vanguard Institutional Total Bond Market Index Fund
Schedule of Investments
March 31, 2006

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

U.S. Government and Agency Obligations (69.6%)

U.S. Government Securities (25.0%)
U.S. Treasury Bond	12.000%	8/15/2013	2,500	2,897
U.S. Treasury Bond	13.250%	5/15/2014	750	931
U.S. Treasury Bond	11.250%	2/15/2015	14,550	21,127
U.S. Treasury Bond	10.625%	8/15/2015	8,725	12,439
U.S. Treasury Bond	9.250%	2/15/2016	6,300	8,414
U.S. Treasury Bond	7.250%	5/15/2016	8,340	9,865
U.S. Treasury Bond	7.500%	11/15/2016	1,500	1,813
U.S. Treasury Bond	8.750%	5/15/2017	1,325	1,749
U.S. Treasury Bond	8.875%	8/15/2017	25,740	34,371
U.S. Treasury Bond	9.125%	5/15/2018	1,500	2,057
U.S. Treasury Bond	9.000%	11/15/2018	825	1,130
U.S. Treasury Bond	8.125%	8/15/2019	2,730	3,543
U.S. Treasury Bond	8.500%	2/15/2020	24,650	33,058
U.S. Treasury Bond	8.750%	5/15/2020	540	740
U.S. Treasury Bond	8.750%	8/15/2020	23,450	32,207
U.S. Treasury Bond	7.875%	2/15/2021	990	1,278
U.S. Treasury Bond	8.125%	5/15/2021	200	264
U.S. Treasury Bond	8.125%	8/15/2021	14,250	18,859
U.S. Treasury Bond	8.000%	11/15/2021	680	893
U.S. Treasury Bond	7.625%	11/15/2022	4,195	5,386
U.S. Treasury Bond	6.250%	8/15/2023	25	28
U.S. Treasury Bond	7.625%	2/15/2025	275	360
U.S. Treasury Bond	6.875%	8/15/2025	1,500	1,831
U.S. Treasury Bond	6.750%	8/15/2026	12,150	14,717
U.S. Treasury Bond	6.500%	11/15/2026	50	59
U.S. Treasury Bond	6.625%	2/15/2027	30	36
U.S. Treasury Bond	6.375%	8/15/2027	35,300	41,279
U.S. Treasury Bond	5.500%	8/15/2028	2,650	2,808
U.S. Treasury Bond	5.250%	11/15/2028	125	128
U.S. Treasury Bond	5.250%	2/15/2029	8,875	9,114
U.S. Treasury Bond	6.125%	8/15/2029	4,835	5,544
U.S. Treasury Bond	6.250%	5/15/2030	1,000	1,169
U.S. Treasury Note	3.625%	4/30/2007	26,675	26,321
U.S. Treasury Note	3.125%	5/15/2007	15,175	14,883
U.S. Treasury Note	3.625%	6/30/2007	21,700	21,364
U.S. Treasury Note	3.250%	8/15/2007	18,000	17,612
U.S. Treasury Note	6.125%	8/15/2007	2,975	3,023
U.S. Treasury Note	4.250%	11/30/2007	84,600	83,740
U.S. Treasury Note	4.375%	12/31/2007	6,600	6,547
U.S. Treasury Note	3.375%	2/15/2008	1,050	1,023
U.S. Treasury Note	5.500%	2/15/2008	1,375	1,391
U.S. Treasury Note	2.625%	5/15/2008	16,425	15,704
U.S. Treasury Note	3.750%	5/15/2008	2,075	2,031
U.S. Treasury Note	5.625%	5/15/2008	69,980	71,074
U.S. Treasury Note	3.125%	10/15/2008	225	216
U.S. Treasury Note	3.375%	11/15/2008	525	506
U.S. Treasury Note	4.750%	11/15/2008	775	773
U.S. Treasury Note	3.375%	12/15/2008	775	747
U.S. Treasury Note	3.250%	1/15/2009	24,200	23,213
U.S. Treasury Note	3.000%	2/15/2009	9,500	9,038
U.S. Treasury Note	2.625%	3/15/2009	4,825	4,536
U.S. Treasury Note	3.125%	4/15/2009	2,150	2,048
U.S. Treasury Note	3.875%	5/15/2009	17,000	16,535
U.S. Treasury Note	4.000%	6/15/2009	2,850	2,781
U.S. Treasury Note	3.625%	7/15/2009	3,095	2,983
U.S. Treasury Note	3.500%	8/15/2009	54,175	51,966
U.S. Treasury Note	6.000%	8/15/2009	1,700	1,761
U.S. Treasury Note	3.375%	10/15/2009	25,425	24,237
U.S. Treasury Note	3.500%	12/15/2009	1,550	1,481
U.S. Treasury Note	3.625%	1/15/2010	9,250	8,866
U.S. Treasury Note	3.500%	2/15/2010	11,100	10,581
U.S. Treasury Note	6.500%	2/15/2010	7,750	8,199
U.S. Treasury Note	3.875%	5/15/2010	8,750	8,440
U.S. Treasury Note	3.875%	7/15/2010	16,825	16,215
U.S. Treasury Note	4.125%	8/15/2010	3,000	2,917
U.S. Treasury Note	4.250%	10/15/2010	9,780	9,551
U.S. Treasury Note	4.500%	11/15/2010	11,350	11,197
U.S. Treasury Note	4.375%	12/15/2010	17,375	17,041
U.S. Treasury Note	5.000%	8/15/2011	695	701
U.S. Treasury Note	4.875%	2/15/2012	15,175	15,199
U.S. Treasury Note	4.375%	8/15/2012	11,035	10,747
U.S. Treasury Note	3.875%	2/15/2013	75	71
U.S. Treasury Note	4.250%	8/15/2013	28,750	27,645
U.S. Treasury Note	4.250%	11/15/2013	23,780	22,840
U.S. Treasury Note	4.000%	2/15/2014	29,025	27,365
U.S. Treasury Note	4.750%	5/15/2014	600	595

				875,798

Agency Bonds and Notes (10.9%)
Agency for International Development-Egypt (U.S. Government Guaranteed)	4.450%	9/15/2015	800	757
1 Federal Farm Credit Bank	3.250%	6/15/2007	2,925	2,864
1 Federal Farm Credit Bank	3.000%	12/17/2007	1,125	1,086
1 Federal Farm Credit Bank	3.375%	7/15/2008	625	602
1 Federal Farm Credit Bank	3.750%	1/15/2009	725	700
1 Federal Farm Credit Bank	4.125%	4/15/2009	350	340
1 Federal Farm Credit Bank	4.875%	2/18/2011	1,450	1,434
1 Federal Farm Credit Bank	4.875%	12/16/2015	800	776
1 Federal Home Loan Bank	4.250%	4/16/2007	8,375	8,301
1 Federal Home Loan Bank	4.625%	7/18/2007	21,500	21,364
1 Federal Home Loan Bank	6.500%	8/15/2007	9,800	9,974
1 Federal Home Loan Bank	4.850%	2/6/2008	8,050	8,010
1 Federal Home Loan Bank	3.375%	2/15/2008	2,500	2,421
1 Federal Home Loan Bank	4.750%	3/14/2008	8,000	7,942
1 Federal Home Loan Bank	3.875%	8/22/2008	6,625	6,444
1 Federal Home Loan Bank	5.800%	9/2/2008	1,000	1,015
1 Federal Home Loan Bank	5.865%	9/2/2008	2,800	2,846
1 Federal Home Loan Bank	6.500%	11/13/2009	1,300	1,356
1 Federal Home Loan Bank	7.625%	5/14/2010	6,125	6,671
1 Federal Home Loan Bank	4.625%	2/18/2011	3,175	3,101
1 Federal Home Loan Bank	5.750%	5/15/2012	6,850	7,049
1 Federal Home Loan Bank	4.500%	9/16/2013	1,000	958
1 Federal Home Loan Bank	5.250%	6/18/2014	8,200	8,230
1 Federal Home Loan Bank	5.250%	12/11/2020	2,025	1,996
1 Federal Home Loan Mortgage Corp.	4.125%	4/2/2007	14,125	13,988
1 Federal Home Loan Mortgage Corp.	4.000%	8/17/2007	10,000	9,850
1 Federal Home Loan Mortgage Corp.	5.750%	4/15/2008	5,350	5,416
1 Federal Home Loan Mortgage Corp.	3.875%	6/15/2008	24,600	23,972
1 Federal Home Loan Mortgage Corp.	5.750%	3/15/2009	3,600	3,664
1 Federal Home Loan Mortgage Corp.	6.625%	9/15/2009	2,875	3,008
1 Federal Home Loan Mortgage Corp.	7.000%	3/15/2010	4,500	4,793
1 Federal Home Loan Mortgage Corp.	4.125%	7/12/2010	23,214	22,320
1 Federal Home Loan Mortgage Corp.	6.875%	9/15/2010	2,691	2,870
1 Federal Home Loan Mortgage Corp.	4.750%	1/18/2011	3,350	3,291
1 Federal Home Loan Mortgage Corp.	5.875%	3/21/2011	1,350	1,381
1 Federal Home Loan Mortgage Corp.	6.000%	6/15/2011	9,700	10,054
1 Federal Home Loan Mortgage Corp.	5.125%	7/15/2012	3,600	3,588
1 Federal Home Loan Mortgage Corp.	4.500%	1/15/2013	1,350	1,297
1 Federal Home Loan Mortgage Corp.	4.000%	6/12/2013	3,325	3,061
1 Federal Home Loan Mortgage Corp.	4.500%	7/15/2013	1,900	1,816
1 Federal Home Loan Mortgage Corp.	5.000%	7/15/2014	11,775	11,630
1 Federal Home Loan Mortgage Corp.	6.750%	9/15/2029	1,000	1,174
1 Federal Home Loan Mortgage Corp.	6.750%	3/15/2031	4,489	5,352
1 Federal Home Loan Mortgage Corp.	6.250%	7/15/2032	227	256
1 Federal National Mortgage Assn	5.250%	4/15/2007	7,150	7,159
1 Federal National Mortgage Assn	4.750%	8/3/2007	5,325	5,299
1 Federal National Mortgage Assn	5.750%	2/15/2008	16,850	17,038
1 Federal National Mortgage Assn	6.000%	5/15/2008	3,275	3,332
1 Federal National Mortgage Assn	3.875%	7/15/2008	1,800	1,752
1 Federal National Mortgage Assn	5.250%	1/15/2009	20,600	20,684
1 Federal National Mortgage Assn	4.250%	5/15/2009	12,700	12,396
1 Federal National Mortgage Assn	6.375%	6/15/2009	3,775	3,913
1 Federal National Mortgage Assn	6.625%	9/15/2009	9,015	9,436
1 Federal National Mortgage Assn	7.250%	1/15/2010	5,105	5,467
1 Federal National Mortgage Assn	4.250%	8/15/2010	8,000	7,716
1 Federal National Mortgage Assn	6.625%	11/15/2010	900	952
1 Federal National Mortgage Assn	6.250%	2/1/2011	400	415
1 Federal National Mortgage Assn	5.375%	11/15/2011	1,800	1,815
1 Federal National Mortgage Assn	6.125%	3/15/2012	2,875	3,013
1 Federal National Mortgage Assn	4.375%	3/15/2013	1,500	1,429
1 Federal National Mortgage Assn	4.625%	5/1/2013	2,875	2,741
1 Federal National Mortgage Assn	4.625%	10/15/2013	11,650	11,227
1 Federal National Mortgage Assn	5.125%	1/2/2014	550	538
1 Federal National Mortgage Assn	5.000%	3/15/2016	2,475	2,436
1 Federal National Mortgage Assn	7.125%	1/15/2030	2,100	2,599
1 Federal National Mortgage Assn	7.250%	5/15/2030	6,400	8,030
1 Federal National Mortgage Assn	6.625%	11/15/2030	1,450	1,700
Private Export Funding Corp. (U.S. Government Guaranteed)	7.200%	1/15/2010	2,375	2,539
State of Israel (U.S. Government Guaranteed)	5.500%	9/18/2023	450	457
State of Israel (U.S. Government Guaranteed)	5.500%	12/4/2023	350	355
State of Israel (U.S. Government Guaranteed)	5.500%	4/26/2024	225	226
1 Tennessee Valley Auth	5.375%	11/13/2008	575	579
1 Tennessee Valley Auth	5.625%	1/18/2011	4,000	4,071
1 Tennessee Valley Auth	7.125%	5/1/2030	2,075	2,565
1 Tennessee Valley Auth	4.650%	6/15/2035	850	754
1 Tennessee Valley Auth	5.375%	4/1/2056	825	815

				382,466

Mortgage-Backed Securities (33.7%)
1,2 Federal Home Loan Mortgage Corp.	4.000%	7/1/2008-1/1/2020	20,527	19,371
1,2 Federal Home Loan Mortgage Corp.	4.500%	3/1/2008-10/1/2035	67,317	64,064
1,2 Federal Home Loan Mortgage Corp.	5.000%	6/1/2007-12/1/2035	166,487	159,682
1,2 Federal Home Loan Mortgage Corp.	5.500%	1/1/2007-3/1/2036	162,637	159,353
1,2 Federal Home Loan Mortgage Corp.	6.000%	5/1/2006-3/1/2036	62,626	62,897
1,2 Federal Home Loan Mortgage Corp.	6.500%	1/1/2008-2/1/2036	28,559	29,159
1,2 Federal Home Loan Mortgage Corp.	7.000%	2/1/2011-6/1/2032	8,932	9,194
1,2 Federal Home Loan Mortgage Corp.	7.500%	10/1/2012-2/1/2032	776	810
1,2 Federal Home Loan Mortgage Corp.	8.000%	6/1/2012-11/1/2031	496	526
1,2 Federal Home Loan Mortgage Corp.	8.500%	6/1/2025-5/1/2030	228	244
1,2 Federal Home Loan Mortgage Corp.	9.000%	2/1/2025-9/1/2030	21	22
1,2 Federal Home Loan Mortgage Corp.	9.500%	2/1/2025	3	4
1,2 Federal National Mortgage Assn	4.000%	9/1/2010-6/1/2019	11,805	11,116
1,2 Federal National Mortgage Assn	4.500%	6/1/2010-9/1/2035	58,297	55,179
1,2 Federal National Mortgage Assn	5.000%	9/1/2009-10/1/2035	191,632	184,163
1,2 Federal National Mortgage Assn	5.500%	5/1/2009-2/1/2036	195,960	191,875
1,2 Federal National Mortgage Assn	6.000%	11/1/2008-1/1/2036	60,214	60,366
1,2 Federal National Mortgage Assn	6.500%	1/1/2012-2/1/2036	30,028	30,712
1,2 Federal National Mortgage Assn	7.000%	7/1/2014-7/1/2035	9,155	9,431
1,2 Federal National Mortgage Assn	7.500%	11/1/2011-10/1/2031	1,834	1,914
1,2 Federal National Mortgage Assn	8.000%	12/1/2029-6/1/2031	246	259
1,2 Federal National Mortgage Assn	8.500%	4/1/2030-4/1/2031	93	100
1,2 Federal National Mortgage Assn	9.000%	8/1/2030	7	7
1,2 Federal National Mortgage Assn	9.500%	11/1/2025	9	10
2 Government National Mortgage Assn	4.000%	9/15/2018	183	173
2 Government National Mortgage Assn	4.500%	8/15/2018-2/1/2036	4,804	4,576
2 Government National Mortgage Assn	5.000%	2/15/2018-2/1/2036	31,559	30,694
2 Government National Mortgage Assn	5.500%	2/15/2017-2/15/2036	48,870	48,431
2 Government National Mortgage Assn	6.000%	9/15/2013-2/15/2036	26,471	26,800
2 Government National Mortgage Assn	6.500%	5/15/2013-6/15/2035	14,028	14,566
2 Government National Mortgage Assn	7.000%	10/15/2010-6/15/2032	3,770	3,932
2 Government National Mortgage Assn	7.500%	5/15/2023-10/15/2031	572	596
2 Government National Mortgage Assn	8.000%	7/15/2025-11/15/2030	651	693
2 Government National Mortgage Assn	8.500%	12/15/2024-7/15/2030	45	49
2 Government National Mortgage Assn	9.000%	5/15/2025-9/15/2030	20	21
2 Government National Mortgage Assn	9.500%	11/15/2017	17	18

				1,181,007

Total U.S. Government and Agency Obligations
(Cost $2,478,704)				2,439,271

Corporate Bonds (25.9%)

Asset-Backed/Commercial Mortgage-Backed Securities (6.2%)
2,3 American Express Credit Account Master Trust	4.879%	11/17/2008	4,100	4,100
2,3 American Express Credit Account Master Trust	4.869%	12/15/2008	4,900	4,901
2,3 Bank One Issuance Trust	4.859%	1/15/2010	20,000	20,043
2 Bank One Issuance Trust	3.590%	5/17/2010	3,000	2,936
2,3 Bank One Issuance Trust	4.869%	6/15/2010	7,000	7,014
2 Bear Stearns Commercial Mortgage Securities, Inc.	5.625%	3/11/2039	8,000	7,957
2 Bear Stearns Commercial Mortgage Securities, Inc.	5.405%	12/11/2040	4,625	4,551
2 California Infrastructure & Economic Development Bank Special Purpose Trust SDG&E-1	6.310%	9/25/2008	173	174
2 California Infrastructure & Economic Development Bank Special Purpose Trust PG&E-1	6.420%	9/25/2008	131	132
2 Capital One Master Trust	5.300%	6/15/2009	700	701
2 Capital One Master Trust	4.600%	8/17/2009	4,300	4,290
2,3 Capital One Master Trust	4.949%	12/15/2010	24,000	24,104
2,3 Capital One Multi-Asset Execution Trust	5.019%	7/15/2010	3,000	3,014
2,3 Chase Credit Card Master Trust	4.849%	6/15/2009	5,000	5,009
2,3 Chase Credit Card Master Trust	4.869%	2/15/2010	7,500	7,513
2,3 Chase Issuance Trust	4.759%	12/15/2010	10,000	10,004
2 Chase Issuance Trust	4.650%	12/17/2012	1,300	1,270
2 Chase Manhattan Auto Owner Trust	2.570%	2/16/2010	3,850	3,765
2 Citibank Credit Card Issuance Trust	2.500%	4/7/2008	1,650	1,650
2 Citibank Credit Card Issuance Trust	5.650%	6/16/2008	500	501
2 Citibank Credit Card Issuance Trust	6.875%	11/16/2009	3,500	3,589
2 Citibank Credit Card Master Trust	5.875%	3/10/2011	1,750	1,781
2,4 Citicorp Lease Pass-Through Trust	8.040%	12/15/2019	225	262
2 Countrywide Home Loans	4.054%	5/25/2033	506	496
2 Credit Suisse First Boston Mortgage Securities Corp.	5.100%	8/15/2038	6,200	5,983
2 Credit Suisse Mortgage Capital Cerificate	5.609%	2/15/2039	10,000	9,961
2,3 DaimlerChrysler Master Owner Trust	4.774%	1/15/2009	4,000	4,002
2,3 Discover Card Master Trust I	4.779%	4/16/2010	17,000	17,015
2 Ford Credit Auto Owner Trust	4.300%	8/15/2009	600	593
2,3 Ford Credit Floor Plan Master Owner Trust	4.889%	7/15/2008	2,000	2,001
2,3 GE Capital Credit Card Master Note Trust	4.789%	9/15/2010	2,500	2,502
2,3 Gracechurch Card Funding PLC	4.799%	8/15/2008	8,000	8,004
2,3 Gracechurch Card Funding PLC	4.769%	11/16/2009	4,000	4,003
2,3 Gracechurch Card Funding PLC	4.759%	6/15/2010	20,000	20,038
2 Harley-Davidson Motorcycle Trust	4.500%	1/15/2010	670	669
2 Honda Auto Receivables Owner Trust	2.770%	11/21/2008	2,500	2,461
2 Honda Auto Receivables Owner Trust	4.610%	8/17/2009	2,100	2,081
2 LB-UBS Commercial Mortgage Trust	5.197%	11/15/2030	1,800	1,753
2 MBNA Credit Card Master Note Trust	4.950%	6/15/2009	1,300	1,298
2 MBNA Credit Card Master Note Trust	4.300%	2/15/2011	950	932
2 MBNA Master Credit Card Trust	7.000%	2/15/2012	800	847
2 Morgan Stanley Capital I	5.230%	9/15/2042	1,675	1,631
2 Nissan Auto Lease Trust	2.900%	8/15/2007	1,037	1,030
2 Nissan Auto Receivables Owner Trust	2.050%	3/16/2009	805	789
2 Nissan Auto Receivables Owner Trust	4.190%	7/15/2009	775	764
2 PG&E Energy Recovery Funding LLC	4.140%	9/25/2012	350	337
2 PG&E Energy Recovery Funding LLC	5.030%	3/25/2014	750	744
2 PSE&G Transition Funding LLC	6.890%	12/15/2017	200	222
2 Salomon Brothers Mortgage Securities VII	4.124%	9/25/2033	1,086	1,059
2 USAA Auto Owner Trust	4.550%	2/16/2010	1,400	1,386
2 Volkswagen Auto Loan Enhanced Trust	4.800%	7/20/2009	1,350	1,343
2 Wachovia Auto Owner Trust	4.790%	4/20/2010	2,800	2,783
2 Wachovia Auto Owner Trust	3.440%	3/21/2011	250	243
2 World Omni Auto Receivables Trust	3.540%	6/12/2009	1,300	1,281

				217,512

Finance (8.5%)
Banking (3.6%)
Abbey National PLC	7.950%	10/26/2029	1,250	1,537
AmSouth Bank NA	5.200%	4/1/2015	500	483
Banc One Corp.	7.625%	10/15/2026	175	206
Bank of America Corp.	3.375%	2/17/2009	450	428
Bank of America Corp.	4.250%	10/1/2010	650	621
Bank of America Corp.	4.375%	12/1/2010	550	528
Bank of America Corp.	7.400%	1/15/2011	175	189
Bank of America Corp.	6.250%	4/15/2012	900	939
Bank of America Corp.	4.750%	8/15/2013	325	310
Bank of America Corp.	5.375%	6/15/2014	1,025	1,016
Bank of America Corp.	4.750%	8/1/2015	675	637
Bank of America Corp.	5.625%	3/8/2035	2,125	1,977
Bank of New York Co., Inc.	3.750%	2/15/2008	500	487
Bank of New York Co., Inc.	4.950%	1/14/2011	350	344
Bank of New York Co., Inc.	4.950%	3/15/2015	1,000	961
Bank of Tokyo-Mitsubishi	8.400%	4/15/2010	500	553
Bank One Corp.	2.625%	6/30/2008	100	95
Bank One Corp.	6.000%	2/17/2009	795	809
Bank One Corp.	7.875%	8/1/2010	2,200	2,406
Bank One Corp.	5.250%	1/30/2013	225	221
BankAmerica Capital II	8.000%	12/15/2026	900	948
BankAmerica Corp.	6.625%	10/15/2007	3,100	3,164
BankAmerica Corp.	5.875%	2/15/2009	675	686
Barclays Bank PLC	6.278%	12/29/2049	375	351
BB&T Corp.	6.500%	8/1/2011	100	105
BB&T Corp.	4.750%	10/1/2012	675	650
BB&T Corp.	5.200%	12/23/2015	725	704
BB&T Corp.	5.250%	11/1/2019	450	430
Citicorp	6.375%	11/15/2008	1,675	1,718
Citicorp Capital II	8.015%	2/15/2027	175	185
Citigroup, Inc.	3.500%	2/1/2008	1,500	1,455
Citigroup, Inc.	6.500%	2/15/2008	2,800	2,861
Citigroup, Inc.	3.625%	2/9/2009	1,600	1,532
Citigroup, Inc.	4.250%	7/29/2009	275	266
Citigroup, Inc.	4.625%	8/3/2010	275	267
Citigroup, Inc.	6.500%	1/18/2011	450	470
Citigroup, Inc.	5.125%	2/14/2011	325	321
Citigroup, Inc.	6.000%	2/21/2012	325	334
Citigroup, Inc.	5.625%	8/27/2012	1,750	1,764
Citigroup, Inc.	5.125%	5/5/2014	675	658
Citigroup, Inc.	5.000%	9/15/2014	1,629	1,562
Citigroup, Inc.	4.875%	5/7/2015	200	189
Citigroup, Inc.	4.700%	5/29/2015	275	258
Citigroup, Inc.	5.300%	1/7/2016	175	171
Citigroup, Inc.	6.625%	6/15/2032	500	540
Citigroup, Inc.	5.875%	2/22/2033	1,350	1,325
Citigroup, Inc.	6.000%	10/31/2033	350	349
Citigroup, Inc.	5.850%	12/11/2034	400	396
Colonial Bank NA	6.375%	12/1/2015	125	126
Compass Bank	5.900%	4/1/2026	225	220
Credit Suisse First Boston USA, Inc.	5.750%	4/15/2007	2,575	2,589
Credit Suisse First Boston USA, Inc.	4.625%	1/15/2008	450	446
Credit Suisse First Boston USA, Inc.	4.875%	8/15/2010	900	881
Credit Suisse First Boston USA, Inc.	5.250%	3/2/2011	900	891
Credit Suisse First Boston USA, Inc.	6.125%	11/15/2011	350	361
Credit Suisse First Boston USA, Inc.	6.500%	1/15/2012	1,250	1,309
Credit Suisse First Boston USA, Inc.	5.500%	8/15/2013	175	174
Credit Suisse First Boston USA, Inc.	4.875%	1/15/2015	1,550	1,465
Credit Suisse First Boston USA, Inc.	5.125%	8/15/2015	450	433
Credit Suisse First Boston USA, Inc.	5.375%	3/2/2016	775	754
Credit Suisse First Boston USA, Inc.	7.125%	7/15/2032	175	202
Deutsche Bank Financial LLC	5.375%	3/2/2015	500	491
Fifth Third Bank	3.375%	8/15/2008	200	192
Fifth Third Bank	4.200%	2/23/2010	900	864
Fifth Third Bank	4.750%	2/1/2015	675	636
First Tennessee Bank	5.050%	1/15/2015	125	120
First Union Institutional Capital I	8.040%	12/1/2026	175	184
FirstStar Bank	7.125%	12/1/2009	275	291
Fleet Capital Trust II	7.920%	12/11/2026	725	763
Golden West Financial Corp.	4.125%	8/15/2007	800	788
HSBC Bank PLC	6.950%	3/15/2011	350	372
HSBC Bank USA	4.625%	4/1/2014	950	890
HSBC Bank USA	5.875%	11/1/2034	175	171
HSBC Bank USA	5.625%	8/15/2035	1,150	1,049
HSBC Holdings PLC	7.500%	7/15/2009	175	186
HSBC Holdings PLC	5.250%	12/12/2012	1,000	982
HSBC Holdings PLC	7.350%	11/27/2032	125	146
J.P. Morgan, Inc.	6.700%	11/1/2007	725	741
J.P. Morgan, Inc.	6.000%	1/15/2009	1,125	1,145
JPM Capital Trust II	7.950%	2/1/2027	275	290
JPMorgan Capital Trust	5.875%	3/15/2035	1,525	1,424
JPMorgan Chase & Co.	5.250%	5/30/2007	675	676
JPMorgan Chase & Co.	4.000%	2/1/2008	340	333
JPMorgan Chase & Co.	3.625%	5/1/2008	335	325
JPMorgan Chase & Co.	3.500%	3/15/2009	1,300	1,237
JPMorgan Chase & Co.	6.750%	2/1/2011	1,000	1,052
JPMorgan Chase & Co.	6.625%	3/15/2012	350	369
JPMorgan Chase & Co.	5.750%	1/2/2013	350	353
JPMorgan Chase & Co.	4.875%	3/15/2014	450	427
JPMorgan Chase & Co.	5.125%	9/15/2014	450	435
JPMorgan Chase & Co.	5.250%	5/1/2015	1,850	1,794
JPMorgan Chase & Co.	5.150%	10/1/2015	350	335
JPMorgan Chase & Co.	5.850%	8/1/2035	100	93
Key Bank NA	4.412%	3/18/2008	625	615
Key Bank NA	7.000%	2/1/2011	300	319
Key Bank NA	4.950%	9/15/2015	800	756
Marshall & Ilsley Bank	4.850%	6/16/2015	450	427
Marshall & Ilsley Corp.	4.375%	8/1/2009	900	876
MBNA America Bank NA	5.375%	1/15/2008	550	552
MBNA America Bank NA	4.625%	8/3/2009	50	49
MBNA Corp.	6.125%	3/1/2013	550	571
MBNA Corp.	5.000%	6/15/2015	625	602
Mellon Capital II	7.995%	1/15/2027	1,125	1,187
Mellon Funding Corp.	3.250%	4/1/2009	225	213
Mellon Funding Corp.	5.000%	12/1/2014	350	337
National City Bank	4.150%	8/1/2009	275	265
National City Bank	4.500%	3/15/2010	650	629
National City Bank of Indiana	4.875%	7/20/2007	100	100
National City Corp.	3.200%	4/1/2008	775	745
National City Corp.	6.875%	5/15/2019	275	302
NationsBank Corp.	6.375%	2/15/2008	900	918
NationsBank Corp.	6.800%	3/15/2028	900	978
PNC Bank NA	4.875%	9/21/2017	1,025	952
PNC Funding Corp.	5.250%	11/15/2015	675	655
Regions Financial Corp.	7.750%	3/1/2011	1,175	1,290
Regions Financial Corp.	6.375%	5/15/2012	1,125	1,174
Royal Bank of Canada	4.125%	1/26/2010	1,025	983
Royal Bank of Scotland Group PLC	5.000%	11/12/2013	625	604
Royal Bank of Scotland Group PLC	5.050%	1/8/2015	1,800	1,734
2,3 Royal Bank of Scotland Group PLC	7.648%	8/29/2049	1,825	2,085
Santander Central Hispano Issuances	7.625%	9/14/2010	1,200	1,302
Sanwa Bank Ltd.	8.350%	7/15/2009	1,175	1,273
Sanwa Bank Ltd.	7.400%	6/15/2011	575	620
Southtrust Corp.	5.800%	6/15/2014	225	227
4 Sovereign Bancorp, Inc.	4.800%	9/1/2010	875	845
State Street Capital Trust	5.300%	1/15/2016	275	270
Sumitomo Bank International Finance NV	8.500%	6/15/2009	925	1,007
Sumitomo Mitsui Banking Corp.	8.000%	6/15/2012	1,565	1,757
SunTrust Banks, Inc.	4.250%	10/15/2009	1,000	966
SunTrust Banks, Inc.	6.375%	4/1/2011	200	208
SunTrust Banks, Inc.	6.000%	2/15/2026	1,075	1,086
Swiss Bank Corp.	7.000%	10/15/2015	450	498
Swiss Bank Corp.	7.375%	6/15/2017	175	203
Synovus Financial Corp.	5.125%	6/15/2017	350	328
UFJ Finance Aruba AEC	6.750%	7/15/2013	1,350	1,433
UnionBanCal Corp.	5.250%	12/16/2013	125	121
US Bancorp	5.100%	7/15/2007	900	899
US Bancorp	3.125%	3/15/2008	625	601
US Bank NA	3.700%	8/1/2007	100	98
US Bank NA	4.125%	3/17/2008	625	612
US Bank NA	6.300%	2/4/2014	1,475	1,546
US Bank NA	4.950%	10/30/2014	575	552
Wachovia Bank NA	4.375%	8/15/2008	500	492
Wachovia Bank NA	4.875%	2/1/2015	3,150	2,981
Wachovia Bank NA	5.000%	8/15/2015	175	167
Wachovia Corp.	3.500%	8/15/2008	500	481
Wachovia Corp.	3.625%	2/17/2009	225	216
Wachovia Corp.	4.375%	6/1/2010	675	651
Wachovia Corp.	7.800%	8/18/2010	400	437
Wachovia Corp.	5.350%	3/15/2011	600	599
Wachovia Corp.	4.875%	2/15/2014	175	166
4 Wachovia Corp.	8.000%	12/15/2026	775	816
Wachovia Corp.	7.500%	4/15/2035	100	118
Wachovia Corp.	6.550%	10/15/2035	100	106
Washington Mutual Bank	6.875%	6/15/2011	1,750	1,856
Washington Mutual Bank	5.500%	1/15/2013	450	444
Washington Mutual Bank	5.125%	1/15/2015	1,175	1,112
Washington Mutual Capital I	8.375%	6/1/2027	225	240
Washington Mutual, Inc.	4.000%	1/15/2009	500	483
Washington Mutual, Inc.	4.200%	1/15/2010	50	48
Washington Mutual, Inc.	5.000%	3/22/2012	350	339
Washington Mutual, Inc.	5.250%	9/15/2017	125	118
Wells Fargo & Co.	4.125%	3/10/2008	1,775	1,739
Wells Fargo & Co.	3.125%	4/1/2009	855	806
Wells Fargo & Co.	4.200%	1/15/2010	2,545	2,446
Wells Fargo & Co.	4.625%	8/9/2010	500	486
Wells Fargo & Co.	4.875%	1/12/2011	450	441
Wells Fargo & Co.	5.125%	9/1/2012	650	637
Wells Fargo & Co.	4.950%	10/16/2013	550	531
Wells Fargo & Co.	5.000%	11/15/2014	500	483
Wells Fargo & Co.	4.750%	2/9/2015	450	426
Wells Fargo & Co.	5.375%	2/7/2035	450	420
World Savings Bank, FSB	4.125%	3/10/2008	1,075	1,054
World Savings Bank, FSB	4.125%	12/15/2009	350	336
Zions Bancorp	5.500%	11/16/2015	550	538
Brokerage (1.4%)
Ameriprise Financial Inc.	5.350%	11/15/2010	300	297
Ameriprise Financial Inc.	5.650%	11/15/2015	875	862
Amvescap PLC	5.375%	2/27/2013	25	24
Bear Stearns Co., Inc.	7.800%	8/15/2007	775	801
Bear Stearns Co., Inc.	4.000%	1/31/2008	850	832
Bear Stearns Co., Inc.	2.875%	7/2/2008	100	95
Bear Stearns Co., Inc.	4.550%	6/23/2010	675	653
Bear Stearns Co., Inc.	5.700%	11/15/2014	1,450	1,453
Bear Stearns Co., Inc.	5.300%	10/30/2015	400	389
Goldman Sachs Group, Inc.	4.125%	1/15/2008	500	491
Goldman Sachs Group, Inc.	3.875%	1/15/2009	2,525	2,434
Goldman Sachs Group, Inc.	4.500%	6/15/2010	1,475	1,425
Goldman Sachs Group, Inc.	6.600%	1/15/2012	450	473
Goldman Sachs Group, Inc.	5.700%	9/1/2012	450	451
Goldman Sachs Group, Inc.	5.250%	4/1/2013	1,425	1,391
Goldman Sachs Group, Inc.	4.750%	7/15/2013	175	166
Goldman Sachs Group, Inc.	5.250%	10/15/2013	450	439
Goldman Sachs Group, Inc.	5.150%	1/15/2014	2,525	2,432
Goldman Sachs Group, Inc.	5.000%	10/1/2014	1,700	1,624
Goldman Sachs Group, Inc.	5.500%	11/15/2014	1,625	1,605
Goldman Sachs Group, Inc.	5.125%	1/15/2015	225	216
Goldman Sachs Group, Inc.	5.350%	1/15/2016	850	827
Goldman Sachs Group, Inc.	6.125%	2/15/2033	350	348
Goldman Sachs Group, Inc.	6.345%	2/15/2034	1,150	1,134
Jefferies Group Inc.	6.250%	1/15/2036	650	614
Lehman Brothers Holdings, Inc.	4.000%	1/22/2008	725	710
Lehman Brothers Holdings, Inc.	7.000%	2/1/2008	775	798
Lehman Brothers Holdings, Inc.	3.500%	8/7/2008	175	168
Lehman Brothers Holdings, Inc.	3.600%	3/13/2009	850	811
Lehman Brothers Holdings, Inc.	3.950%	11/10/2009	675	644
Lehman Brothers Holdings, Inc.	4.250%	1/27/2010	550	529
Lehman Brothers Holdings, Inc.	4.500%	7/26/2010	400	386
Lehman Brothers Holdings, Inc.	4.375%	11/30/2010	500	479
Lehman Brothers Holdings, Inc.	5.000%	1/14/2011	500	491
Lehman Brothers Holdings, Inc.	6.625%	1/18/2012	1,325	1,401
Lehman Brothers Holdings, Inc.	5.500%	4/4/2016	950	935
Merrill Lynch & Co., Inc.	3.375%	9/14/2007	215	210
Merrill Lynch & Co., Inc.	4.000%	11/15/2007	285	280
Merrill Lynch & Co., Inc.	4.125%	1/15/2009	275	267
Merrill Lynch & Co., Inc.	6.000%	2/17/2009	1,125	1,147
Merrill Lynch & Co., Inc.	4.125%	9/10/2009	1,400	1,347
Merrill Lynch & Co., Inc.	4.250%	2/8/2010	725	697
Merrill Lynch & Co., Inc.	4.790%	8/4/2010	2,475	2,416
Merrill Lynch & Co., Inc.	5.000%	2/3/2014	500	481
Merrill Lynch & Co., Inc.	5.450%	7/15/2014	100	99
Merrill Lynch & Co., Inc.	5.000%	1/15/2015	1,250	1,198
Merrill Lynch & Co., Inc.	6.875%	11/15/2018	800	880
Morgan Stanley Dean Witter	5.800%	4/1/2007	3,150	3,168
Morgan Stanley Dean Witter	3.625%	4/1/2008	900	872
Morgan Stanley Dean Witter	3.875%	1/15/2009	1,175	1,133
Morgan Stanley Dean Witter	4.000%	1/15/2010	900	857
Morgan Stanley Dean Witter	4.250%	5/15/2010	675	646
Morgan Stanley Dean Witter	5.050%	1/21/2011	575	566
Morgan Stanley Dean Witter	6.750%	4/15/2011	175	185
Morgan Stanley Dean Witter	4.750%	4/1/2014	3,100	2,897
Morgan Stanley Dean Witter	7.250%	4/1/2032	1,200	1,385
Finance Companies (1.9%)
American Express Centurion Bank	4.375%	7/30/2009	775	753
American Express Co.	3.750%	11/20/2007	975	953
American Express Co.	4.750%	6/17/2009	175	173
American Express Credit Corp.	3.000%	5/16/2008	550	526
American Express Credit Corp.	5.000%	12/2/2010	225	222
American General Finance Corp.	3.875%	10/1/2009	325	309
American General Finance Corp.	4.875%	5/15/2010	350	342
American General Finance Corp.	4.875%	7/15/2012	1,050	1,006
American General Finance Corp.	5.375%	10/1/2012	400	393
American General Finance Corp.	5.400%	12/1/2015	250	243
Capital One Bank	4.875%	5/15/2008	1,225	1,214
Capital One Bank	5.750%	9/15/2010	350	353
Capital One Financial	4.800%	2/21/2012	175	167
Capital One Financial	5.500%	6/1/2015	100	97
Capital One Financial	5.250%	2/21/2017	1,150	1,081
3 CIT Group Co. of Canada	4.650%	7/1/2010	800	774
3 CIT Group Co. of Canada	5.200%	6/1/2015	675	644
CIT Group, Inc.	7.375%	4/2/2007	625	638
CIT Group, Inc.	5.750%	9/25/2007	350	352
CIT Group, Inc.	3.650%	11/23/2007	100	97
CIT Group, Inc.	5.000%	11/24/2008	450	446
CIT Group, Inc.	4.250%	2/1/2010	600	575
CIT Group, Inc.	5.200%	11/3/2010	450	445
CIT Group, Inc.	4.750%	12/15/2010	400	387
CIT Group, Inc.	7.750%	4/2/2012	800	883
CIT Group, Inc.	5.400%	3/7/2013	100	98
CIT Group, Inc.	5.125%	9/30/2014	1,400	1,336
CIT Group, Inc.	5.000%	2/1/2015	275	260
CIT Group, Inc.	5.400%	1/30/2016	100	96
CIT Group, Inc.	6.000%	4/1/2036	750	720
Countrywide Home Loan	5.625%	5/15/2007	100	100
Countrywide Home Loan	3.250%	5/21/2008	100	96
Countrywide Home Loan	6.250%	4/15/2009	1,000	1,020
Countrywide Home Loan	4.125%	9/15/2009	1,475	1,411
Countrywide Home Loan	4.000%	3/22/2011	675	627
General Electric Capital Corp.	5.000%	6/15/2007	350	349
General Electric Capital Corp.	4.250%	1/15/2008	775	762
General Electric Capital Corp.	4.125%	3/4/2008	175	171
General Electric Capital Corp.	3.500%	5/1/2008	500	483
General Electric Capital Corp.	3.600%	10/15/2008	440	423
General Electric Capital Corp.	3.250%	6/15/2009	3,050	2,870
General Electric Capital Corp.	4.125%	9/1/2009	1,400	1,349
General Electric Capital Corp.	7.375%	1/19/2010	1,575	1,682
General Electric Capital Corp.	4.875%	10/21/2010	1,250	1,225
General Electric Capital Corp.	6.125%	2/22/2011	3,900	4,021
General Electric Capital Corp.	4.250%	6/15/2012	1,675	1,568
General Electric Capital Corp.	6.000%	6/15/2012	1,375	1,412
General Electric Capital Corp.	5.450%	1/15/2013	550	549
General Electric Capital Corp.	4.750%	9/15/2014	850	808
General Electric Capital Corp.	5.000%	1/8/2016	1,050	1,007
General Electric Capital Corp.	6.750%	3/15/2032	1,800	2,004
HSBC Finance Corp.	4.625%	1/15/2008	1,550	1,534
HSBC Finance Corp.	4.125%	3/11/2008	525	513
HSBC Finance Corp.	4.125%	12/15/2008	1,500	1,455
HSBC Finance Corp.	5.875%	2/1/2009	250	253
HSBC Finance Corp.	4.750%	5/15/2009	775	762
HSBC Finance Corp.	4.125%	11/16/2009	1,125	1,078
HSBC Finance Corp.	4.625%	9/15/2010	1,025	989
HSBC Finance Corp.	5.250%	1/14/2011	775	766
HSBC Finance Corp.	6.750%	5/15/2011	350	368
HSBC Finance Corp.	6.375%	10/15/2011	350	363
HSBC Finance Corp.	7.000%	5/15/2012	1,675	1,792
HSBC Finance Corp.	6.375%	11/27/2012	450	467
HSBC Finance Corp.	4.750%	7/15/2013	1,075	1,014
HSBC Finance Corp.	5.250%	4/15/2015	175	168
HSBC Finance Corp.	5.000%	6/30/2015	1,100	1,035
HSBC Finance Corp.	5.500%	1/19/2016	500	488
3 HSBC Finance Corp.	5.911%	11/30/2035	100	98
International Lease Finance Corp.	3.125%	5/3/2007	50	49
International Lease Finance Corp.	5.625%	6/1/2007	900	903
International Lease Finance Corp.	4.500%	5/1/2008	450	442
International Lease Finance Corp.	6.375%	3/15/2009	450	462
International Lease Finance Corp.	3.500%	4/1/2009	150	142
International Lease Finance Corp.	5.125%	11/1/2010	1,900	1,865
International Lease Finance Corp.	5.450%	3/24/2011	475	471
International Lease Finance Corp.	5.000%	9/15/2012	500	481
iStar Financial Inc.	6.000%	12/15/2010	250	252
iStar Financial Inc.	5.800%	3/15/2011	50	50
iStar Financial Inc.	5.650%	9/15/2011	425	420
iStar Financial Inc.	5.150%	3/1/2012	725	695
iStar Financial Inc.	5.875%	3/15/2016	325	319
Residential Capital Corp.	6.125%	11/21/2008	1,225	1,224
Residential Capital Corp.	6.375%	6/30/2010	625	629
Residential Capital Corp.	6.000%	2/22/2011	1,100	1,091
Residential Capital Corp.	6.875%	6/30/2015	350	365
SLM Corp.	5.625%	4/10/2007	2,030	2,037
SLM Corp.	3.625%	3/17/2008	720	697
SLM Corp.	4.500%	7/26/2010	450	433
SLM Corp.	5.050%	11/14/2014	225	215
SLM Corp.	5.625%	8/1/2033	1,075	1,015
Wells Fargo Financial	5.500%	8/1/2012	675	677
Insurance (1.0%)
ACE Capital Trust II	9.700%	4/1/2030	225	300
ACE Ltd.	6.000%	4/1/2007	325	327
AEGON Funding Corp.	5.750%	12/15/2020	100	99
AEGON NV	4.750%	6/1/2013	500	475
Allstate Corp.	7.200%	12/1/2009	1,100	1,166
Allstate Corp.	5.000%	8/15/2014	450	433
Allstate Corp.	5.550%	5/9/2035	650	600
Allstate Life Global Funding	4.500%	5/29/2009	300	293
Ambac, Inc.	5.950%	12/5/2035	725	701
American General Capital II	8.500%	7/1/2030	100	128
3 American International Group, Inc.	2.875%	5/15/2008	275	262
4 American International Group, Inc.	4.700%	10/1/2010	1,550	1,498
4 American International Group, Inc.	5.050%	10/1/2015	625	595
Arch Capital Group Ltd.	7.350%	5/1/2034	275	295
Aspen Insurance Holdings Ltd.	6.000%	8/15/2014	225	217
Assurant, Inc.	5.625%	2/15/2014	100	98
Assurant, Inc.	6.750%	2/15/2034	350	364
AXA SA	8.600%	12/15/2030	775	984
Axis Capital Holdings	5.750%	12/1/2014	175	170
CIGNA Corp.	7.400%	5/15/2007	200	204
CIGNA Corp.	7.875%	5/15/2027	150	174
Cincinnati Financial Corp.	6.125%	11/1/2034	375	369
CNA Financial Corp.	5.850%	12/15/2014	925	900
Commerce Group, Inc.	5.950%	12/9/2013	125	123
Fidelity National Financial, Inc.	7.300%	8/15/2011	400	413
Fund American Cos., Inc.	5.875%	5/15/2013	250	246
GE Global Insurance Holdings Corp.	7.000%	2/15/2026	125	138
GE Global Insurance Holdings Corp.	7.750%	6/15/2030	350	416
Genworth Financial, Inc.	4.750%	6/15/2009	175	172
Genworth Financial, Inc.	5.750%	6/15/2014	175	176
Genworth Financial, Inc.	4.950%	10/1/2015	100	94
Genworth Financial, Inc.	6.500%	6/15/2034	375	395
Hartford Life, Inc.	7.375%	3/1/2031	550	638
2 ING Capital Funding Trust III	5.775%	12/8/2049	750	729
ING USA Global	4.500%	10/1/2010	1,325	1,276
Loews Corp.	6.000%	2/1/2035	175	166
Marsh & McLennan Cos., Inc.	5.150%	9/15/2010	125	122
Marsh & McLennan Cos., Inc.	6.250%	3/15/2012	925	937
Marsh & McLennan Cos., Inc.	5.750%	9/15/2015	100	97
MetLife, Inc.	5.000%	11/24/2013	225	217
MetLife, Inc.	5.500%	6/15/2014	500	495
MetLife, Inc.	5.000%	6/15/2015	325	309
MetLife, Inc.	6.500%	12/15/2032	250	263
MetLife, Inc.	6.375%	6/15/2034	800	828
MetLife, Inc.	5.700%	6/15/2035	325	307
Principal Life Income Funding	5.125%	3/1/2011	600	593
Principal Life Income Funding	5.100%	4/15/2014	350	339
Progressive Corp.	6.625%	3/1/2029	575	618
Protective Life Secured Trust	3.700%	11/24/2008	875	840
Prudential Financial, Inc.	3.750%	5/1/2008	1,050	1,018
Prudential Financial, Inc.	4.500%	7/15/2013	225	210
Prudential Financial, Inc.	4.750%	4/1/2014	450	424
Prudential Financial, Inc.	5.500%	3/15/2016	450	442
Prudential Financial, Inc.	5.750%	7/15/2033	450	431
Prudential Financial, Inc.	5.400%	6/13/2035	100	91
Prudential Financial, Inc.	5.900%	3/17/2036	300	293
Safeco Corp.	4.875%	2/1/2010	250	244
St. Paul Travelers Cos., Inc.	5.500%	12/1/2015	350	343
Travelers Property Casualty Corp.	3.750%	3/15/2008	325	315
Travelers Property Casualty Corp.	6.375%	3/15/2033	175	177
UnitedHealth Group, Inc.	4.125%	8/15/2009	1,075	1,035
UnitedHealth Group, Inc.	5.000%	8/15/2014	500	479
UnitedHealth Group, Inc.	4.875%	3/15/2015	175	165
UnitedHealth Group, Inc.	5.375%	3/15/2016	1,175	1,147
UnitedHealth Group, Inc.	5.800%	3/15/2036	300	285
WellPoint Inc.	3.750%	12/14/2007	175	170
WellPoint Inc.	4.250%	12/15/2009	125	120
WellPoint Inc.	5.000%	1/15/2011	1,075	1,051
WellPoint Inc.	6.375%	1/15/2012	275	285
WellPoint Inc.	5.000%	12/15/2014	575	548
WellPoint Inc.	5.250%	1/15/2016	100	96
WellPoint Inc.	5.950%	12/15/2034	500	480
WellPoint Inc.	5.850%	1/15/2036	150	142
Willis North America Inc.	5.625%	7/15/2015	800	778
XL Capital Ltd.	5.250%	9/15/2014	400	380
XL Capital Ltd.	6.375%	11/15/2024	275	271
Real Estate Investment Trusts (0.5%)
Archstone-Smith Trust	5.000%	8/15/2007	1,000	994
Archstone-Smith Trust	5.250%	5/1/2015	325	313
Arden Realty LP	5.250%	3/1/2015	100	98
Boston Properties, Inc.	6.250%	1/15/2013	275	283
Boston Properties, Inc.	5.625%	4/15/2015	625	615
Brandywine Operating Partnership	5.625%	12/15/2010	625	620
Brandywine Operating Partnership	5.400%	11/1/2014	350	334
Colonial Realty LP	5.500%	10/1/2015	175	167
Developers Diversified Realty Corp.	5.375%	10/15/2012	650	632
EOP Operating LP	7.750%	11/15/2007	900	931
EOP Operating LP	6.750%	2/15/2008	425	434
EOP Operating LP	4.650%	10/1/2010	375	359
EOP Operating LP	6.750%	2/15/2012	350	365
EOP Operating LP	4.750%	3/15/2014	1,000	922
ERP Operating LP	6.625%	3/15/2012	900	947
ERP Operating LP	5.375%	8/1/2016	475	458
Health Care Property Investors, Inc.	6.450%	6/25/2012	850	876
Health Care REIT, Inc.	6.200%	6/1/2016	650	648
Hospitality Properties	5.125%	2/15/2015	175	163
HRPT Properties Trust	6.250%	8/15/2016	250	252
Kimco Realty Corp.	5.783%	3/15/2016	125	124
Liberty Property LP	5.125%	3/2/2015	925	873
4 ProLogis	5.250%	11/15/2010	525	517
ProLogis	5.500%	3/1/2013	175	172
4 ProLogis	5.625%	11/15/2015	175	171
ProLogis	5.750%	4/1/2016	325	320
Reckson Operating Partnership	6.000%	3/31/2016	275	273
Regency Centers LP	6.750%	1/15/2012	450	473
Regency Centers LP	5.250%	8/1/2015	450	428
Simon Property Group Inc.	6.375%	11/15/2007	1,625	1,650
4 Simon Property Group Inc.	5.750%	12/1/2015	1,000	982
Tanger Factory Outlet Centers, Inc.	6.150%	11/15/2015	275	271
Vornado Realty	5.625%	6/15/2007	275	275
Vornado Realty	5.600%	2/15/2011	400	397
Other (0.1%)
Berkshire Hathaway Finance Corp.	3.400%	7/2/2007	125	122
Berkshire Hathaway Finance Corp.	3.375%	10/15/2008	475	454
Berkshire Hathaway Finance Corp.	4.125%	1/15/2010	325	312
Berkshire Hathaway Finance Corp.	4.200%	12/15/2010	350	333
Berkshire Hathaway Finance Corp.	4.750%	5/15/2012	275	265
Berkshire Hathaway Finance Corp.	4.625%	10/15/2013	850	806
Berkshire Hathaway Finance Corp.	5.100%	7/15/2014	50	49
Berkshire Hathaway Finance Corp.	4.850%	1/15/2015	500	476
J. Paul Getty Trust	5.875%	10/1/2033	225	220

				296,543

Industrial (9.4%)
Basic Industry (0.7%)
Alcan, Inc.	4.500%	5/15/2013	500	461
Alcan, Inc.	5.000%	6/1/2015	350	329
Alcan, Inc.	6.125%	12/15/2033	275	269
Alcoa, Inc.	4.250%	8/15/2007	500	494
Alcoa, Inc.	7.375%	8/1/2010	750	804
Alcoa, Inc.	6.500%	6/1/2011	725	756
Aluminum Co. of America	6.750%	1/15/2028	750	816
Barrick Gold Finance Inc.	4.875%	11/15/2014	225	212
BHP Billiton Finance	4.800%	4/15/2013	650	624
BHP Billiton Finance	5.250%	12/15/2015	725	704
BHP Finance USA Ltd.	8.500%	12/1/2012	300	350
Celulosa Arauco Constitution SA	8.625%	8/15/2010	275	305
Celulosa Arauco Constitution SA	5.625%	4/20/2015	825	796
Chevron Philips Chemical Co.	5.375%	6/15/2007	225	225
Dow Chemical Co.	6.125%	2/1/2011	1,150	1,180
Dow Chemical Co.	6.000%	10/1/2012	125	128
Dow Chemical Co.	7.375%	11/1/2029	275	317
E.I. du Pont de Nemours & Co.	6.875%	10/15/2009	1,025	1,071
E.I. du Pont de Nemours & Co.	4.125%	4/30/2010	500	477
E.I. du Pont de Nemours & Co.	4.750%	11/15/2012	325	311
E.I. du Pont de Nemours & Co.	6.500%	1/15/2028	175	186
Eastman Chemical Co.	7.600%	2/1/2027	275	297
Falconbridge Ltd.	7.350%	6/5/2012	275	292
ICI Wilmington	4.375%	12/1/2008	350	338
Inco Ltd.	7.750%	5/15/2012	275	300
Inco Ltd.	5.700%	10/15/2015	450	432
International Paper Co.	4.250%	1/15/2009	275	265
3 International Paper Co.	5.850%	10/30/2012	1,400	1,391
International Paper Co.	5.300%	4/1/2015	100	94
Lubrizol Corp.	5.500%	10/1/2014	675	653
MeadWestvaco Corp.	6.850%	4/1/2012	225	232
Monsanto Co.	7.375%	8/15/2012	500	547
Newmont Mining	5.875%	4/1/2035	225	211
Noranda, Inc.	7.250%	7/15/2012	950	1,003
Noranda, Inc.	5.500%	6/15/2017	175	163
Placer Dome, Inc.	6.450%	10/15/2035	350	352
Plum Creek Timber Co.	5.875%	11/15/2015	275	270
Potash Corp. of Saskatchewan	7.750%	5/31/2011	1,075	1,176
Praxair, Inc.	2.750%	6/15/2008	50	47
Praxair, Inc.	3.950%	6/1/2013	950	862
Rio Tinto Finance USA Ltd.	2.625%	9/30/2008	325	305
2 Rohm & Haas Co.	9.800%	4/15/2020	349	430
Rohm & Haas Co.	7.850%	7/15/2029	175	212
Teck Cominco Ltd.	6.125%	10/1/2035	675	633
Vale Overseas Ltd.	6.250%	1/11/2016	150	149
Vale Overseas Ltd.	8.250%	1/17/2034	550	630
Weyerhaeuser Co.	5.950%	11/1/2008	386	390
Weyerhaeuser Co.	6.750%	3/15/2012	750	780
Weyerhaeuser Co.	7.375%	3/15/2032	900	959
WMC Finance USA	5.125%	5/15/2013	1,000	969
Capital Goods (1.1%)
2,4 BAE Systems	7.156%	12/15/2011	97	101
Boeing Capital Corp.	7.375%	9/27/2010	400	431
Boeing Capital Corp.	6.500%	2/15/2012	1,475	1,550
Boeing Capital Corp.	5.800%	1/15/2013	400	407
Boeing Co.	8.750%	8/15/2021	550	721
Boeing Co.	8.750%	9/15/2031	175	240
Boeing Co.	6.125%	2/15/2033	75	78
Caterpillar Financial Services Corp.	4.500%	9/1/2008	100	98
Caterpillar Financial Services Corp.	4.150%	1/15/2010	625	600
Caterpillar Financial Services Corp.	4.300%	6/1/2010	1,175	1,129
Caterpillar Financial Services Corp.	5.050%	12/1/2010	500	494
Caterpillar Financial Services Corp.	4.750%	2/17/2015	125	118
Caterpillar Financial Services Corp.	4.625%	6/1/2015	275	257
Caterpillar, Inc.	7.300%	5/1/2031	650	775
Caterpillar, Inc.	7.375%	3/1/2097	450	550
CRH America Inc.	6.950%	3/15/2012	350	369
CRH America Inc.	5.300%	10/15/2013	450	434
CRH America Inc.	6.400%	10/15/2033	350	352
Deere & Co.	6.950%	4/25/2014	325	354
Deere & Co.	8.100%	5/15/2030	675	861
Emerson Electric Co.	7.125%	8/15/2010	175	186
Emerson Electric Co.	4.625%	10/15/2012	900	860
Emerson Electric Co.	4.500%	5/1/2013	400	378
General Dynamics Corp.	3.000%	5/15/2008	350	334
General Dynamics Corp.	4.500%	8/15/2010	125	121
General Dynamics Corp.	4.250%	5/15/2013	500	467
General Electric Co.	5.000%	2/1/2013	1,750	1,704
Hanson PLC	5.250%	3/15/2013	575	551
Honeywell International, Inc.	6.125%	11/1/2011	350	361
Honeywell International, Inc.	5.400%	3/15/2016	1,000	988
Honeywell International, Inc.	5.700%	3/15/2036	125	122
John Deere Capital Corp.	4.875%	3/16/2009	1,750	1,727
John Deere Capital Corp.	7.000%	3/15/2012	750	804
Lockheed Martin Corp.	7.650%	5/1/2016	1,425	1,633
Lockheed Martin Corp.	8.500%	12/1/2029	175	229
Masco Corp.	5.875%	7/15/2012	575	572
Masco Corp.	4.800%	6/15/2015	475	430
Masco Corp.	6.500%	8/15/2032	175	169
Mohawk Industries Inc.	5.750%	1/15/2011	1,950	1,933
Northrop Grumman Corp.	7.125%	2/15/2011	350	372
Northrop Grumman Corp.	7.750%	3/1/2016	275	317
Northrop Grumman Corp.	7.750%	2/15/2031	450	544
Raytheon Co.	4.850%	1/15/2011	775	753
Raytheon Co.	5.500%	11/15/2012	725	722
Raytheon Co.	5.375%	4/1/2013	175	173
Raytheon Co.	7.200%	8/15/2027	400	450
Republic Services, Inc.	6.086%	3/15/2035	350	340
Textron Financial Corp.	5.875%	6/1/2007	350	352
Textron Financial Corp.	4.600%	5/3/2010	1,525	1,476
Textron, Inc.	6.500%	6/1/2012	350	368
TRW, Inc.	7.750%	6/1/2029	350	423
Tyco International Group SA	6.125%	11/1/2008	500	506
Tyco International Group SA	6.125%	1/15/2009	100	101
Tyco International Group SA	6.750%	2/15/2011	1,325	1,378
Tyco International Group SA	6.000%	11/15/2013	125	126
Tyco International Group SA	7.000%	6/15/2028	900	958
United Technologies Corp.	4.375%	5/1/2010	1,100	1,063
United Technologies Corp.	7.125%	11/15/2010	250	267
United Technologies Corp.	4.875%	5/1/2015	400	381
United Technologies Corp.	7.500%	9/15/2029	350	425
United Technologies Corp.	5.400%	5/1/2035	500	473
USA Waste Services, Inc.	7.000%	7/15/2028	275	295
Waste Management, Inc.	6.500%	11/15/2008	900	923
Waste Management, Inc.	7.375%	8/1/2010	400	427
Waste Management, Inc.	6.375%	11/15/2012	225	233
Waste Management, Inc.	5.000%	3/15/2014	450	429
Waste Management, Inc.	7.750%	5/15/2032	175	205
Communication (2.7%)
Alltel Corp.	7.000%	7/1/2012	1,050	1,132
America Movil SA de C.V	4.125%	3/1/2009	450	434
America Movil SA de C.V	5.500%	3/1/2014	225	215
America Movil SA de C.V	5.750%	1/15/2015	400	389
America Movil SA de C.V	6.375%	3/1/2035	675	636
AT&T Corp.	6.000%	3/15/2009	925	934
3 AT&T Corp.	9.750%	11/15/2031	1,100	1,315
AT&T Inc.	4.125%	9/15/2009	625	598
AT&T Inc.	5.300%	11/15/2010	650	641
AT&T Inc.	6.250%	3/15/2011	400	410
AT&T Inc.	5.875%	2/1/2012	110	111
AT&T Inc.	5.875%	8/15/2012	1,340	1,345
AT&T Inc.	5.100%	9/15/2014	950	903
AT&T Inc.	5.625%	6/15/2016	1,300	1,263
AT&T Inc.	6.450%	6/15/2034	725	716
AT&T Inc.	6.150%	9/15/2034	325	308
BellSouth Capital Funding	7.875%	2/15/2030	725	833
BellSouth Corp.	4.200%	9/15/2009	275	264
BellSouth Corp.	4.750%	11/15/2012	400	379
BellSouth Corp.	5.200%	9/15/2014	350	335
BellSouth Corp.	6.875%	10/15/2031	550	570
BellSouth Corp.	6.550%	6/15/2034	500	500
BellSouth Corp.	6.000%	11/15/2034	555	516
BellSouth Telecommunications	6.375%	6/1/2028	885	867
British Sky Broadcasting Corp.	6.875%	2/23/2009	875	905
British Sky Broadcasting Corp.	8.200%	7/15/2009	125	135
3 British Telecommunications PLC	8.375%	12/15/2010	1,250	1,395
3 British Telecommunications PLC	8.875%	12/15/2030	700	890
CBS Corp.	6.625%	5/15/2011	1,115	1,152
CBS Corp.	5.625%	8/15/2012	285	280
CBS Corp.	7.875%	7/30/2030	625	684
CBS Corp.	5.500%	5/15/2033	175	147
CenturyTel Enterprises	6.875%	1/15/2028	175	166
3 CenturyTel, Inc.	7.875%	8/15/2012	225	243
Cingular Wireless LLC	7.125%	12/15/2031	375	409
Clear Channel Communications, Inc.	4.625%	1/15/2008	350	344
Clear Channel Communications, Inc.	7.650%	9/15/2010	550	578
Clear Channel Communications, Inc.	5.000%	3/15/2012	800	740
Clear Channel Communications, Inc.	5.750%	1/15/2013	100	95
Clear Channel Communications, Inc.	5.500%	9/15/2014	400	370
Comcast Cable Communications Holdings Inc.	8.375%	3/15/2013	1,350	1,516
Comcast Cable Communications Holdings Inc.	9.455%	11/15/2022	175	221
Comcast Cable Communications, Inc.	6.875%	6/15/2009	1,500	1,556
Comcast Cable Communications, Inc.	6.750%	1/30/2011	1,000	1,041
Comcast Cable Communications, Inc.	8.875%	5/1/2017	625	747
Comcast Corp.	5.500%	3/15/2011	175	173
Comcast Corp.	6.500%	1/15/2015	1,450	1,487
Comcast Corp.	5.900%	3/15/2016	350	343
Comcast Corp.	7.050%	3/15/2033	175	180
Comcast Corp.	5.650%	6/15/2035	225	196
Comcast Corp.	6.500%	11/15/2035	275	267
Comcast Corp.	6.450%	3/15/2037	375	362
Cox Communications, Inc.	4.625%	1/15/2010	1,000	960
Cox Communications, Inc.	7.750%	11/1/2010	2,075	2,219
Cox Communications, Inc.	5.450%	12/15/2014	550	521
Deutsche Telekom International Finance	3.875%	7/22/2008	175	170
3 Deutsche Telekom International Finance	8.000%	6/15/2010	2,350	2,559
Deutsche Telekom International Finance	5.250%	7/22/2013	175	168
Deutsche Telekom International Finance	5.750%	3/23/2016	200	195
3 Deutsche Telekom International Finance	8.250%	6/15/2030	1,400	1,669
3 France Telecom	7.750%	3/1/2011	1,850	2,020
3 France Telecom	8.500%	3/1/2031	1,400	1,765
Gannett Co., Inc.	6.375%	4/1/2012	450	465
Grupo Televisa SA	6.625%	3/18/2025	350	353
GTE Corp.	8.750%	11/1/2021	175	209
IAC/InteractiveCorp	7.000%	1/15/2013	275	282
Koninklijke KPN NV	8.000%	10/1/2010	350	375
Koninklijke KPN NV	8.375%	10/1/2030	500	549
New Cingular Wireless Services	7.500%	5/1/2007	125	128
New Cingular Wireless Services	7.875%	3/1/2011	1,900	2,080
New Cingular Wireless Services	8.125%	5/1/2012	1,625	1,824
New Cingular Wireless Services	8.750%	3/1/2031	875	1,107
New England Telephone & Telegraph Co.	7.875%	11/15/2029	225	239
News America Holdings, Inc.	9.250%	2/1/2013	350	412
News America Holdings, Inc.	8.000%	10/17/2016	800	909
News America Holdings, Inc.	8.150%	10/17/2036	175	201
News America Inc.	5.300%	12/15/2014	1,050	1,013
News America Inc.	6.200%	12/15/2034	325	304
4 News America Inc.	6.400%	12/15/2035	775	741
Nextel Communications	6.875%	10/31/2013	400	412
Nextel Communications	5.950%	3/15/2014	290	287
Nextel Communications	7.375%	8/1/2015	550	577
R.R. Donnelley & Sons Co.	3.750%	4/1/2009	175	166
R.R. Donnelley & Sons Co.	4.950%	5/15/2010	50	48
R.R. Donnelley & Sons Co.	4.950%	4/1/2014	225	207
Reed Elsevier Capital	4.625%	6/15/2012	100	94
Sprint Capital Corp.	6.125%	11/15/2008	725	737
Sprint Capital Corp.	7.625%	1/30/2011	2,650	2,858
Sprint Capital Corp.	8.375%	3/15/2012	350	395
Sprint Capital Corp.	6.875%	11/15/2028	2,050	2,128
Sprint Capital Corp.	8.750%	3/15/2032	950	1,185
TCI Communications, Inc.	8.750%	8/1/2015	675	793
TCI Communications, Inc.	7.875%	2/15/2026	175	191
Telecom Italia Capital	4.000%	11/15/2008	405	390
Telecom Italia Capital	4.000%	1/15/2010	895	843
Telecom Italia Capital	5.250%	11/15/2013	800	757
Telecom Italia Capital	4.950%	9/30/2014	275	253
Telecom Italia Capital	5.250%	10/1/2015	500	466
Telecom Italia Capital	6.375%	11/15/2033	1,700	1,600
Telecom Italia Capital	6.000%	9/30/2034	275	247
Tele-Communications, Inc.	7.875%	8/1/2013	275	302
Telecomunicaciones de Puerto Rico	6.800%	5/15/2009	350	354
Telefonica Europe BV	7.750%	9/15/2010	1,425	1,533
Telefonica Europe BV	8.250%	9/15/2030	400	467
Telefonos de Mexico SA	4.500%	11/19/2008	200	194
Telefonos de Mexico SA	4.750%	1/27/2010	375	362
Telefonos de Mexico SA	5.500%	1/27/2015	400	381
Telus Corp.	7.500%	6/1/2007	1,075	1,099
Telus Corp.	8.000%	6/1/2011	725	800
Thomson Corp.	5.750%	2/1/2008	950	956
Thomson Corp.	5.500%	8/15/2035	225	202
Time Warner Entertainment	7.250%	9/1/2008	400	415
Time Warner Entertainment	8.375%	3/15/2023	325	368
Time Warner Entertainment	8.375%	7/15/2033	925	1,066
Univision Communications, Inc.	7.850%	7/15/2011	500	524
US Cellular	6.700%	12/15/2033	325	311
Verizon Communications Corp.	5.350%	2/15/2011	200	197
Verizon Communications Corp.	5.550%	2/15/2016	450	434
Verizon Global Funding Corp.	6.125%	6/15/2007	600	606
Verizon Global Funding Corp.	4.000%	1/15/2008	350	342
Verizon Global Funding Corp.	6.875%	6/15/2012	2,250	2,362
Verizon Global Funding Corp.	7.375%	9/1/2012	1,050	1,131
Verizon Global Funding Corp.	4.900%	9/15/2015	2,000	1,852
Verizon Global Funding Corp.	7.750%	12/1/2030	450	496
Verizon Global Funding Corp.	5.850%	9/15/2035	600	538
Verizon New England, Inc.	6.500%	9/15/2011	175	177
Verizon New Jersey, Inc.	5.875%	1/17/2012	675	668
Verizon New York, Inc.	6.875%	4/1/2012	225	231
Verizon New York, Inc.	7.375%	4/1/2032	225	230
Verizon Pennsylvania, Inc.	5.650%	11/15/2011	850	836
Verizon Virginia, Inc.	4.625%	3/15/2013	275	251
Vodafone AirTouch PLC	7.750%	2/15/2010	325	348
Vodafone AirTouch PLC	7.875%	2/15/2030	850	976
Vodafone Group PLC	3.950%	1/30/2008	350	341
Vodafone Group PLC	5.000%	12/16/2013	725	687
Vodafone Group PLC	5.000%	9/15/2015	575	537
Vodafone Group PLC	5.750%	3/15/2016	450	441
WPP Finance USA Corp.	5.875%	6/15/2014	275	272
Consumer Cyclical (1.5%)
Brinker International	5.750%	6/1/2014	125	122
Cendant Corp.	6.250%	1/15/2008	625	635
Cendant Corp.	6.250%	3/15/2010	375	385
Cendant Corp.	7.375%	1/15/2013	650	714
Centex Corp.	5.450%	8/15/2012	500	484
Centex Corp.	5.125%	10/1/2013	550	516
Centex Corp.	5.250%	6/15/2015	900	836
Chrysler Corp.	7.450%	3/1/2027	350	367
CVS Corp.	4.000%	9/15/2009	275	263
CVS Corp.	4.875%	9/15/2014	225	212
D.R. Horton, Inc.	4.875%	1/15/2010	225	217
D.R. Horton, Inc.	5.250%	2/15/2015	600	549
D.R. Horton, Inc.	5.625%	1/15/2016	1,000	930
DaimlerChrysler North America Holding Corp.	4.750%	1/15/2008	3,025	2,982
DaimlerChrysler North America Holding Corp.	4.050%	6/4/2008	450	436
DaimlerChrysler North America Holding Corp.	4.875%	6/15/2010	225	217
DaimlerChrysler North America Holding Corp.	8.000%	6/15/2010	200	215
DaimlerChrysler North America Holding Corp.	5.875%	3/15/2011	2,750	2,741
DaimlerChrysler North America Holding Corp.	7.300%	1/15/2012	400	423
DaimlerChrysler North America Holding Corp.	6.500%	11/15/2013	100	102
DaimlerChrysler North America Holding Corp.	8.500%	1/18/2031	1,125	1,316
Federated Department Stores, Inc.	6.625%	4/1/2011	1,000	1,041
Federated Department Stores, Inc.	6.790%	7/15/2027	175	178
Federated Department Stores, Inc.	6.900%	4/1/2029	175	182
Harrah's Operating Co., Inc.	7.125%	6/1/2007	325	331
Harrah's Operating Co., Inc.	7.500%	1/15/2009	450	472
Harrah's Operating Co., Inc.	5.375%	12/15/2013	550	524
Harrah's Operating Co., Inc.	5.625%	6/1/2015	1,150	1,101
Harrah's Operating Co., Inc.	5.750%	10/1/2017	400	381
Home Depot Inc.	3.750%	9/15/2009	950	906
Home Depot Inc.	4.625%	8/15/2010	675	657
Home Depot Inc.	5.400%	3/1/2016	1,400	1,385
J.C. Penney Co., Inc.	8.000%	3/1/2010	550	593
J.C. Penney Co., Inc.	7.950%	4/1/2017	400	458
J.C. Penney Co., Inc.	7.400%	4/1/2037	550	607
Johnson Controls, Inc.	5.250%	1/15/2011	250	246
Johnson Controls, Inc.	6.000%	1/15/2036	100	94
Kohl's Corp.	6.000%	1/15/2033	450	419
4 Lennar Corp.	5.125%	10/1/2010	100	97
Lennar Corp.	5.600%	5/31/2015	900	858
Limited Brands Inc.	5.250%	11/1/2014	150	140
Lowe's Cos., Inc.	5.000%	10/15/2015	500	483
Lowe's Cos., Inc.	6.875%	2/15/2028	450	502
Marriott International	4.625%	6/15/2012	275	257
May Department Stores Co.	5.750%	7/15/2014	600	598
2 May Department Stores Co.	9.750%	2/15/2021	542	646
May Department Stores Co.	6.700%	7/15/2034	225	227
McDonald's Corp.	6.000%	4/15/2011	225	229
Nordstrom, Inc.	6.950%	3/15/2028	175	183
Pulte Homes, Inc.	4.875%	7/15/2009	500	487
Pulte Homes, Inc.	5.250%	1/15/2014	950	890
Pulte Homes, Inc.	5.200%	2/15/2015	375	347
Pulte Homes, Inc.	7.875%	6/15/2032	125	134
Pulte Homes, Inc.	6.000%	2/15/2035	100	87
Sabre Holdings	6.350%	3/15/2016	125	122
Target Corp.	3.375%	3/1/2008	575	556
Target Corp.	5.400%	10/1/2008	765	769
Target Corp.	7.500%	8/15/2010	225	244
Target Corp.	6.350%	1/15/2011	275	286
Target Corp.	5.875%	3/1/2012	175	179
Target Corp.	7.000%	7/15/2031	225	260
Target Corp.	6.350%	11/1/2032	1,375	1,471
The Walt Disney Co.	5.375%	6/1/2007	800	800
The Walt Disney Co.	6.375%	3/1/2012	1,125	1,169
Time Warner, Inc.	6.150%	5/1/2007	950	957
Time Warner, Inc.	6.750%	4/15/2011	175	182
Time Warner, Inc.	6.875%	5/1/2012	1,450	1,519
Time Warner, Inc.	9.150%	2/1/2023	275	333
Time Warner, Inc.	7.625%	4/15/2031	1,185	1,292
Time Warner, Inc.	7.700%	5/1/2032	1,465	1,617
Toll Brothers, Inc.	5.150%	5/15/2015	275	248
Toyota Motor Credit Corp.	4.250%	3/15/2010	2,300	2,216
Wal-Mart Stores, Inc.	4.375%	7/12/2007	700	694
Wal-Mart Stores, Inc.	3.375%	10/1/2008	800	766
Wal-Mart Stores, Inc.	6.875%	8/10/2009	350	367
Wal-Mart Stores, Inc.	4.000%	1/15/2010	475	454
Wal-Mart Stores, Inc.	4.125%	7/1/2010	100	95
Wal-Mart Stores, Inc.	4.750%	8/15/2010	200	196
Wal-Mart Stores, Inc.	4.125%	2/15/2011	2,200	2,087
Wal-Mart Stores, Inc.	4.550%	5/1/2013	400	381
Wal-Mart Stores, Inc.	4.500%	7/1/2015	1,150	1,073
Wal-Mart Stores, Inc.	7.550%	2/15/2030	1,025	1,232
Wal-Mart Stores, Inc.	5.250%	9/1/2035	100	90
Yum! Brands, Inc.	8.875%	4/15/2011	500	564
Yum! Brands, Inc.	7.700%	7/1/2012	175	191
Consumer Noncyclical (1.7%)
Abbott Laboratories	3.500%	2/17/2009	325	310
Abbott Laboratories	4.350%	3/15/2014	1,000	930
Albertson's, Inc.	7.500%	2/15/2011	450	457
Albertson's, Inc.	7.450%	8/1/2029	450	395
Albertson's, Inc.	8.000%	5/1/2031	275	255
Altria Group, Inc.	5.625%	11/4/2008	500	502
Altria Group, Inc.	7.000%	11/4/2013	550	590
4 AmerisourceBergen Corp.	5.875%	9/15/2015	575	566
Amgen Inc.	4.000%	11/18/2009	925	885
Amgen Inc.	4.850%	11/18/2014	350	332
Anheuser-Busch Cos., Inc.	7.125%	7/1/2017	500	510
Anheuser-Busch Cos., Inc.	6.800%	8/20/2032	450	500
Archer-Daniels-Midland Co.	8.125%	6/1/2012	550	624
Archer-Daniels-Midland Co.	7.000%	2/1/2031	425	473
Archer-Daniels-Midland Co.	5.375%	9/15/2035	275	251
AstraZeneca PLC	5.400%	6/1/2014	275	272
4 Baxter Finco, BV	4.750%	10/15/2010	850	821
Boston Scientific	5.450%	6/15/2014	575	555
Boston Scientific	6.250%	11/15/2035	400	410
Bottling Group LLC	4.625%	11/15/2012	1,325	1,264
Bottling Group LLC	5.500%	4/1/2016	575	567
Bristol-Myers Squibb Co.	4.000%	8/15/2008	1,250	1,215
Bristol-Myers Squibb Co.	5.750%	10/1/2011	1,000	1,012
Bristol-Myers Squibb Co.	6.875%	8/1/2097	175	185
Bunge Ltd. Finance Corp.	4.375%	12/15/2008	350	340
Bunge Ltd. Finance Corp.	5.350%	4/15/2014	175	168
Bunge Ltd. Finance Corp.	5.100%	7/15/2015	650	608
C.R. Bard, Inc.	6.700%	12/1/2026	575	622
Campbell Soup Co.	6.750%	2/15/2011	700	736
Cardinal Health, Inc.	5.850%	12/15/2017	100	99
Cia. Brasil de Bebidas AmBev	10.500%	12/15/2011	165	201
Cia. Brasil de Bebidas AmBev	8.750%	9/15/2013	275	316
Clorox Co.	4.200%	1/15/2010	800	766
Clorox Co.	5.000%	1/15/2015	350	334
Coca-Cola Enterprises Inc.	5.750%	11/1/2008	225	228
Coca-Cola Enterprises Inc.	6.125%	8/15/2011	300	311
Coca-Cola Enterprises Inc.	8.500%	2/1/2022	350	435
Coca-Cola Enterprises Inc.	6.950%	11/15/2026	500	548
ConAgra Foods, Inc.	7.875%	9/15/2010	1,000	1,077
ConAgra Foods, Inc.	7.125%	10/1/2026	175	184
ConAgra Foods, Inc.	7.000%	10/1/2028	100	104
Diageo Finance BV	5.300%	10/28/2015	125	121
Eli Lilly & Co.	6.000%	3/15/2012	1,225	1,263
Fortune Brands Inc.	5.125%	1/15/2011	1,500	1,469
Fortune Brands Inc.	5.375%	1/15/2016	275	264
Fortune Brands Inc.	5.875%	1/15/2036	225	209
Genentech Inc.	4.400%	7/15/2010	475	458
Genentech Inc.	4.750%	7/15/2015	100	94
Genentech Inc.	5.250%	7/15/2035	225	202
General Mills, Inc.	6.000%	2/15/2012	858	873
GlaxoSmithKline Capital Inc.	2.375%	4/16/2007	375	365
GlaxoSmithKline Capital Inc.	4.375%	4/15/2014	1,025	951
Grand Metropolitan Investment Corp.	9.000%	8/15/2011	1,725	1,992
3 H.J. Heinz Co.	6.750%	3/15/2032	575	565
Hospira, Inc.	4.950%	6/15/2009	225	220
Hospira, Inc.	5.900%	6/15/2014	125	125
Johnson & Johnson	3.800%	5/15/2013	400	369
Johnson & Johnson	4.950%	5/15/2033	225	206
Kellogg Co.	2.875%	6/1/2008	825	784
Kellogg Co.	6.600%	4/1/2011	775	810
Kellogg Co.	7.450%	4/1/2031	325	381
Kimberly-Clark Corp.	5.625%	2/15/2012	175	177
Kimberly-Clark Corp.	4.875%	8/15/2015	875	841
Kraft Foods, Inc.	4.125%	11/12/2009	1,975	1,888
Kraft Foods, Inc.	5.625%	11/1/2011	500	500
Kraft Foods, Inc.	6.250%	6/1/2012	325	335
Kraft Foods, Inc.	6.500%	11/1/2031	1,025	1,068
Kroger Co.	7.800%	8/15/2007	125	129
Kroger Co.	6.800%	4/1/2011	900	938
Kroger Co.	6.750%	4/15/2012	350	365
Kroger Co.	7.700%	6/1/2029	725	801
Kroger Co.	8.000%	9/15/2029	450	513
Laboratory Corp. of America	5.625%	12/15/2015	375	369
Medtronic Inc.	4.375%	9/15/2010	175	168
Medtronic Inc.	4.750%	9/15/2015	675	632
Merck & Co.	4.375%	2/15/2013	325	302
Merck & Co.	4.750%	3/1/2015	175	164
Merck & Co.	6.400%	3/1/2028	225	231
Merck & Co.	5.950%	12/1/2028	250	243
Molson Coors Capital Finance	4.850%	9/22/2010	350	340
Newell Rubbermaid, Inc.	4.000%	5/1/2010	275	257
Omnicom Group Inc.	5.900%	4/15/2016	50	49
Pepsi Bottling Group, Inc.	7.000%	3/1/2029	450	507
PepsiAmericas Inc.	5.000%	5/15/2017	350	330
Pfizer, Inc.	4.500%	2/15/2014	1,450	1,382
Philip Morris Cos., Inc.	7.750%	1/15/2027	100	115
Procter & Gamble Co.	6.875%	9/15/2009	1,525	1,600
Procter & Gamble Co.	4.950%	8/15/2014	50	48
Procter & Gamble Co.	5.500%	2/1/2034	25	24
Procter & Gamble Co.	5.800%	8/15/2034	475	476
2 Procter & Gamble Co. ESOP	9.360%	1/1/2021	1,075	1,346
Quest Diagnostic, Inc.	5.450%	11/1/2015	825	804
Safeway, Inc.	6.500%	3/1/2011	450	463
Safeway, Inc.	5.800%	8/15/2012	225	224
Safeway, Inc.	7.250%	2/1/2031	275	290
Sara Lee Corp.	6.125%	11/1/2032	325	299
3 Schering-Plough Corp.	5.550%	12/1/2013	350	346
3 Schering-Plough Corp.	6.750%	12/1/2033	600	642
Sysco Corp.	5.375%	9/21/2035	325	303
Teva Pharmaceutical Finance LLC	5.550%	2/1/2016	775	746
Teva Pharmaceutical Finance LLC	6.150%	2/1/2036	550	517
Tyson Foods, Inc.	8.250%	10/1/2011	275	294
Unilever Capital Corp.	7.125%	11/1/2010	1,000	1,063
Unilever Capital Corp.	5.900%	11/15/2032	325	321
Wm. Wrigley Jr. Co.	4.300%	7/15/2010	675	649
Wm. Wrigley Jr. Co.	4.650%	7/15/2015	325	305
3 Wyeth	4.375%	3/1/2008	1,500	1,474
3 Wyeth	6.950%	3/15/2011	625	662
3 Wyeth	5.500%	3/15/2013	725	717
Wyeth	5.500%	2/1/2014	450	443
Wyeth	5.500%	2/15/2016	175	172
Wyeth	6.450%	2/1/2024	175	181
Wyeth	6.500%	2/1/2034	400	416
Wyeth	6.000%	2/15/2036	400	390
Energy (0.7%)
Alberta Energy Co. Ltd.	7.375%	11/1/2031	400	467
Amerada Hess Corp.	6.650%	8/15/2011	275	287
Amerada Hess Corp.	7.875%	10/1/2029	625	726
Amerada Hess Corp.	7.125%	3/15/2033	500	547
Anadarko Finance Co.	6.750%	5/1/2011	275	290
Anadarko Finance Co.	7.500%	5/1/2031	725	845
Anadarko Petroleum Corp.	3.250%	5/1/2008	400	384
Apache Finance Canada	7.750%	12/15/2029	125	152
Atlantic Richfield Co.	5.900%	4/15/2009	225	229
Burlington Resources, Inc.	6.680%	2/15/2011	775	815
Burlington Resources, Inc.	6.500%	12/1/2011	525	552
Burlington Resources, Inc.	7.200%	8/15/2031	100	116
Canadian Natural Resources	5.450%	10/1/2012	100	99
Canadian Natural Resources	5.850%	2/1/2035	75	71
ChevronTexaco Capital Co.	3.500%	9/17/2007	350	342
ChevronTexaco Capital Co.	3.375%	2/15/2008	325	314
ChevronTexaco Corp.	5.500%	1/15/2009	325	328
Conoco Funding Co.	6.350%	10/15/2011	1,000	1,043
Conoco Funding Co.	7.250%	10/15/2031	175	204
Devon Financing Corp.	6.875%	9/30/2011	950	1,007
Devon Financing Corp.	7.875%	9/30/2031	475	574
Diamond Offshore Drilling	4.875%	7/1/2015	50	47
Encana Corp.	4.750%	10/15/2013	75	71
Encana Corp.	6.500%	8/15/2034	175	184
Encana Holdings Finance Corp.	5.800%	5/1/2014	500	505
Halliburton Co.	5.500%	10/15/2010	500	501
Husky Energy Inc.	6.250%	6/15/2012	175	180
Marathon Oil Corp.	5.375%	6/1/2007	325	325
Marathon Oil Corp.	6.125%	3/15/2012	225	232
Marathon Oil Corp.	6.800%	3/15/2032	325	354
Nexen, Inc.	5.050%	11/20/2013	350	336
Nexen, Inc.	7.875%	3/15/2032	200	236
Noble Energy Inc.	8.000%	4/1/2027	550	637
Norsk Hydro	6.360%	1/15/2009	275	282
Norsk Hydro	7.250%	9/23/2027	350	410
Norsk Hydro	7.150%	1/15/2029	275	320
Occidental Petroleum	4.250%	3/15/2010	1,000	959
Occidental Petroleum	6.750%	1/15/2012	350	374
Occidental Petroleum	7.200%	4/1/2028	350	399
Ocean Energy, Inc.	4.375%	10/1/2007	50	49
Ocean Energy, Inc.	7.250%	10/1/2011	50	54
PanCanadian Energy Corp.	7.200%	11/1/2031	225	255
Petro-Canada	4.000%	7/15/2013	725	654
Petro-Canada	7.875%	6/15/2026	50	59
Petro-Canada	7.000%	11/15/2028	275	299
Petro-Canada	5.350%	7/15/2033	275	244
Petro-Canada	5.950%	5/15/2035	350	336
Petro-Canada Financial Partnership	5.000%	11/15/2014	250	238
Phillips Petroleum Co.	8.750%	5/25/2010	575	645
Suncor Energy, Inc.	5.950%	12/1/2034	275	276
Sunoco, Inc.	4.875%	10/15/2014	125	118
Talisman Energy, Inc.	5.125%	5/15/2015	100	96
Talisman Energy, Inc.	5.850%	2/1/2037	550	516
Tosco Corp.	8.125%	2/15/2030	1,525	1,928
Transocean Sedco Forex, Inc.	7.500%	4/15/2031	450	530
Union Oil Co. of California	5.050%	10/1/2012	450	444
Valero Energy Corp.	6.875%	4/15/2012	1,300	1,378
Valero Energy Corp.	7.500%	4/15/2032	175	201
XTO Energy, Inc.	6.250%	4/15/2013	500	516
XTO Energy, Inc.	5.000%	1/31/2015	125	118
XTO Energy, Inc.	5.300%	6/30/2015	325	314
Technology (0.5%)
Cisco Systems Inc.	5.250%	2/22/2011	1,450	1,438
Cisco Systems Inc.	5.500%	2/22/2016	1,750	1,724
3,4 Computer Associates Inc.	5.250%	12/1/2009	550	537
Computer Sciences Corp.	3.500%	4/15/2008	175	169
Deluxe Corp.	3.500%	10/1/2007	125	120
Deluxe Corp.	5.125%	10/1/2014	200	165
Electronic Data Systems	7.125%	10/15/2009	125	131
3 Electronic Data Systems	6.500%	8/1/2013	275	279
Electronic Data Systems	7.450%	10/15/2029	100	107
First Data Corp.	3.375%	8/1/2008	250	239
First Data Corp.	4.500%	6/15/2010	50	48
First Data Corp.	4.850%	10/1/2014	125	117
First Data Corp.	4.950%	6/15/2015	225	210
Harris Corp.	5.000%	10/1/2015	325	303
Hewlett-Packard Co.	3.625%	3/15/2008	1,275	1,236
International Business Machines Corp.	6.450%	8/1/2007	1,075	1,092
International Business Machines Corp.	5.375%	2/1/2009	175	176
International Business Machines Corp.	7.500%	6/15/2013	350	392
International Business Machines Corp.	7.000%	10/30/2025	450	504
International Business Machines Corp.	6.220%	8/1/2027	800	827
International Business Machines Corp.	7.125%	12/1/2096	125	140
Motorola, Inc.	7.625%	11/15/2010	401	436
Motorola, Inc.	8.000%	11/1/2011	175	196
Motorola, Inc.	7.500%	5/15/2025	350	403
Motorola, Inc.	6.500%	9/1/2025	125	130
Motorola, Inc.	6.500%	11/15/2028	325	340
4 Oracle Corp.	5.000%	1/15/2011	1,475	1,439
4 Oracle Corp.	5.250%	1/15/2016	1,000	960
Pitney Bowes Credit Corp.	5.750%	8/15/2008	775	783
Pitney Bowes, Inc.	4.875%	8/15/2014	75	71
Pitney Bowes, Inc.	4.750%	1/15/2016	1,000	929
Science Applications International Corp.	6.250%	7/1/2012	100	101
Science Applications International Corp.	5.500%	7/1/2033	100	89
Transportation (0.5%)
American Airlines, Inc.	7.024%	10/15/2009	975	1,004
Burlington Northern Santa Fe Corp.	7.875%	4/15/2007	175	179
Burlington Northern Santa Fe Corp.	6.750%	7/15/2011	575	609
Burlington Northern Santa Fe Corp.	7.000%	12/15/2025	550	612
Canadian National Railway Co.	4.400%	3/15/2013	275	258
Canadian National Railway Co.	6.800%	7/15/2018	675	748
Canadian National Railway Co.	6.250%	8/1/2034	275	290
Canadian Pacific Rail	6.250%	10/15/2011	800	831
Canadian Pacific Rail	7.125%	10/15/2031	175	203
CNF, Inc.	6.700%	5/1/2034	275	270
2 Continental Airlines, Inc.	6.648%	9/15/2017	1,139	1,145
CSX Corp.	6.750%	3/15/2011	350	367
CSX Corp.	6.300%	3/15/2012	1,475	1,524
4 ERAC USA Finance Co.	7.350%	6/15/2008	525	544
FedEx Corp.	2.650%	4/1/2007	275	268
FedEx Corp.	3.500%	4/1/2009	125	119
Mass Transit Railway Corp.	7.500%	11/8/2010	275	297
Norfolk Southern Corp.	6.200%	4/15/2009	225	230
Norfolk Southern Corp.	6.750%	2/15/2011	300	316
Norfolk Southern Corp.	7.700%	5/15/2017	275	317
Norfolk Southern Corp.	9.750%	6/15/2020	633	851
Norfolk Southern Corp.	7.800%	5/15/2027	250	301
Norfolk Southern Corp.	7.050%	5/1/2037	275	309
Norfolk Southern Corp.	7.900%	5/15/2097	325	401
Southwest Airlines Co.	6.500%	3/1/2012	725	749
Southwest Airlines Co.	5.125%	3/1/2017	100	93
Union Pacific Corp.	7.250%	11/1/2008	525	548
Union Pacific Corp.	3.625%	6/1/2010	900	836
Union Pacific Corp.	6.125%	1/15/2012	100	103
Union Pacific Corp.	6.500%	4/15/2012	450	472
Union Pacific Corp.	7.000%	2/1/2016	350	382
Union Pacific Corp.	6.625%	2/1/2029	175	189
Other (0.0%)
Black & Decker Corp.	4.750%	11/1/2014	400	368
4 Cooper Industries, Inc.	5.250%	11/15/2012	325	314
Dover Corp.	4.875%	10/15/2015	175	166
Hughes Supply Inc.	5.500%	10/15/2014	275	276
Rockwell International Corp.	6.700%	1/15/2028	175	191

				327,632

Utilities (1.8%)
Electric (1.4%)
AEP Texas Central Co.	5.500%	2/15/2013	400	393
AEP Texas Central Co.	6.650%	2/15/2033	325	340
Alabama Power Co.	3.500%	11/15/2007	575	559
Alabama Power Co.	5.500%	10/15/2017	725	710
American Electric Power Co., Inc.	5.375%	3/15/2010	475	471
Arizona Public Service Co.	4.650%	5/15/2015	350	317
Boston Edison Co.	4.875%	4/15/2014	175	167
Carolina Power & Light Co.	6.500%	7/15/2012	1,500	1,562
CenterPoint Energy Houston	5.700%	3/15/2013	725	725
Cincinnati Gas & Electric Co.	5.700%	9/15/2012	225	224
Cleveland Electric Illumination Co.	7.880%	11/1/2017	175	205
Columbus Southern Power	5.850%	10/1/2035	500	473
Commonwealth Edison Co.	6.150%	3/15/2012	450	460
Consolidated Edison Co. of New York	5.375%	12/15/2015	275	271
Constellation Energy Group, Inc.	6.125%	9/1/2009	1,300	1,324
Constellation Energy Group, Inc.	7.000%	4/1/2012	325	345
Constellation Energy Group, Inc.	7.600%	4/1/2032	475	542
Consumers Energy Co.	4.250%	4/15/2008	525	512
Consumers Energy Co.	4.800%	2/17/2009	450	441
Consumers Energy Co.	5.000%	2/15/2012	350	337
Consumers Energy Co.	5.375%	4/15/2013	175	171
Detroit Edison Co.	6.125%	10/1/2010	275	282
Detroit Edison Co.	5.700%	10/1/2037	375	352
Dominion Resources, Inc.	5.150%	7/15/2015	175	164
Dominion Resources, Inc.	6.300%	3/15/2033	175	169
Dominion Resources, Inc.	5.250%	8/1/2033	175	166
Dominion Resources, Inc.	5.950%	6/15/2035	50	46
DTE Energy Co.	7.050%	6/1/2011	175	185
Duke Capital Corp.	7.500%	10/1/2009	250	265
Duke Capital Corp.	6.750%	2/15/2032	175	183
Duke Energy Corp.	6.250%	1/15/2012	1,675	1,729
El Paso Electric Co.	6.000%	5/15/2035	125	117
Energy East Corp.	6.750%	6/15/2012	550	583
Entergy Gulf States, Inc.	3.600%	6/1/2008	275	263
Exelon Corp.	4.900%	6/15/2015	575	533
FirstEnergy Corp.	6.450%	11/15/2011	1,675	1,735
FirstEnergy Corp.	7.375%	11/15/2031	500	556
Florida Power & Light Co.	5.625%	4/1/2034	775	738
Florida Power & Light Co.	4.950%	6/1/2035	575	496
Florida Power & Light Co.	5.400%	9/1/2035	275	254
Florida Power & Light Co.	5.650%	2/1/2037	100	95
Florida Power Corp.	4.500%	6/1/2010	425	410
Jersey Central Power & Light	5.625%	5/1/2016	275	274
4 Kansas City Power & Light	6.050%	11/15/2035	175	168
MidAmerican Energy Co.	6.750%	12/30/2031	725	786
MidAmerican Energy Co.	5.750%	11/1/2035	275	264
MidAmerican Energy Holdings Co.	5.875%	10/1/2012	900	909
MidAmerican Energy Holdings Co.	5.000%	2/15/2014	175	167
4 MidAmerican Energy Holdings Co.	6.125%	4/1/2036	2,250	2,203
National Rural Utilities Cooperative Finance Corp.	3.875%	2/15/2008	600	585
National Rural Utilities Cooperative Finance Corp.	7.250%	3/1/2012	1,200	1,299
National Rural Utilities Cooperative Finance Corp.	8.000%	3/1/2032	225	283
NiSource Finance Corp.	7.875%	11/15/2010	550	597
NiSource Finance Corp.	5.400%	7/15/2014	175	170
NiSource Finance Corp.	5.250%	9/15/2017	325	305
NiSource Finance Corp.	5.450%	9/15/2020	100	93
Oncor Electric Delivery Co.	6.375%	5/1/2012	675	693
Oncor Electric Delivery Co.	6.375%	1/15/2015	500	514
Oncor Electric Delivery Co.	7.250%	1/15/2033	125	139
Pacific Gas & Electric Co.	3.600%	3/1/2009	225	214
Pacific Gas & Electric Co.	4.200%	3/1/2011	225	212
Pacific Gas & Electric Co.	4.800%	3/1/2014	625	591
Pacific Gas & Electric Co.	6.050%	3/1/2034	1,625	1,592
PacifiCorp	6.900%	11/15/2011	500	534
PacifiCorp	7.700%	11/15/2031	250	305
PacifiCorp	5.250%	6/15/2035	175	157
Pepco Holdings, Inc.	6.450%	8/15/2012	550	566
Pepco Holdings, Inc.	7.450%	8/15/2032	175	196
PPL Energy Supply LLC	6.400%	11/1/2011	825	851
Progress Energy, Inc.	6.050%	4/15/2007	175	176
Progress Energy, Inc.	7.100%	3/1/2011	1,075	1,139
Progress Energy, Inc.	7.750%	3/1/2031	350	407
Progress Energy, Inc.	7.000%	10/30/2031	50	54
PSE&G Power LLC	6.950%	6/1/2012	1,400	1,486
PSE&G Power LLC	5.500%	12/1/2015	150	145
PSE&G Power LLC	8.625%	4/15/2031	575	731
PSI Energy Inc.	5.000%	9/15/2013	500	478
Public Service Co. of Colorado	4.375%	10/1/2008	800	781
Public Service Co. of Colorado	7.875%	10/1/2012	900	1,015
Public Service Co. of Colorado	5.500%	4/1/2014	275	275
Puget Sound Energy Inc.	5.483%	6/1/2035	100	91
SCANA Corp.	6.875%	5/15/2011	1,125	1,188
Southern California Edison Co.	5.000%	1/15/2014	1,175	1,132
Southern California Edison Co.	5.000%	1/15/2016	575	548
Southern California Edison Co.	6.000%	1/15/2034	175	173
Southern California Edison Co.	5.750%	4/1/2035	225	215
Southern California Edison Co.	5.350%	7/15/2035	125	112
Southern California Edison Co.	5.625%	2/1/2036	125	117
Southern Power Co.	6.250%	7/15/2012	625	639
Union Electric Co.	5.400%	2/1/2016	300	292
United Utilities PLC	5.375%	2/1/2019	625	577
Virginia Electric & Power Co.	5.400%	1/15/2016	1,000	967
Virginia Electric & Power Co.	6.000%	1/15/2036	350	331
Wisconsin Electric Power Co.	5.625%	5/15/2033	175	167
Xcel Energy, Inc.	7.000%	12/1/2010	125	132
Natural Gas (0.4%)
AGL Capital Corp.	7.125%	1/14/2011	125	133
Atmos Energy Corp.	4.000%	10/15/2009	400	380
Atmos Energy Corp.	4.950%	10/15/2014	175	164
Boardwalk Pipelines LLC	5.500%	2/1/2017	125	121
CenterPoint Energy Resources	7.875%	4/1/2013	750	836
Consolidated Natural Gas	6.250%	11/1/2011	950	971
Consolidated Natural Gas	5.000%	12/1/2014	675	634
Duke Energy Field Services	7.875%	8/16/2010	225	244
Duke Energy Field Services	8.125%	8/16/2030	275	333
Enbridge Inc.	4.900%	3/1/2015	225	215
4 Energy Transfer Partners LP	5.650%	8/1/2012	625	608
Energy Transfer Partners LP	5.950%	2/1/2015	175	173
Enterprise Products Operating LP	4.950%	6/1/2010	325	316
Enterprise Products Operating LP	5.600%	10/15/2014	2,225	2,156
Enterprise Products Operating LP	6.875%	3/1/2033	100	103
Enterprise Products Operating LP	6.650%	10/15/2034	100	100
KeySpan Corp.	7.625%	11/15/2010	100	108
Kinder Morgan Energy Partners LP	7.125%	3/15/2012	1,150	1,223
Kinder Morgan Energy Partners LP	5.125%	11/15/2014	425	404
Kinder Morgan Energy Partners LP	7.300%	8/15/2033	450	488
Kinder Morgan Energy Partners LP	5.800%	3/15/2035	100	90
Kinder Morgan, Inc.	6.500%	9/1/2012	1,375	1,423
Kinder Morgan, Inc.	6.400%	1/5/2036	300	293
KN Energy, Inc.	7.250%	3/1/2028	275	295
Magellan Midstream Partners, LP	5.650%	10/15/2016	100	97
Oneok Inc.	5.200%	6/15/2015	450	426
Oneok Inc.	6.000%	6/15/2035	225	211
San Diego Gas & Electric	5.300%	11/15/2015	450	441
San Diego Gas & Electric	5.350%	5/15/2035	100	90
Sempra Energy	7.950%	3/1/2010	120	130
Southern California Gas Co.	5.750%	11/15/2035	350	340
Texas Gas Transmission	4.600%	6/1/2015	275	251
Trans-Canada Pipelines	4.000%	6/15/2013	675	618
Trans-Canada Pipelines	5.850%	3/15/2036	200	196

				62,516

Total Corporate Bonds
(Cost $919,766)				904,203

Sovereign Bonds (U.S. Dollar-Denominated) (3.0%)

African Development Bank	3.250%	8/1/2008	550	529
Asian Development Bank	4.125%	9/15/2010	200	193
Asian Development Bank	5.593%	7/16/2018	1,700	1,739
Bayerische Landesbank	2.875%	10/15/2008	450	424
Canadian Government	5.250%	11/5/2008	275	276
China Development Bank	4.750%	10/8/2014	350	331
China Development Bank	5.000%	10/15/2015	175	166
Corp. Andina de Fomento	5.200%	5/21/2013	375	365
Development Bank of Japan	4.250%	6/9/2015	175	161
Eksportfinans	4.750%	12/15/2008	1,300	1,288
European Investment Bank	2.375%	6/15/2007	450	436
European Investment Bank	3.125%	10/15/2007	1,700	1,653
European Investment Bank	3.500%	3/14/2008	1,350	1,312
European Investment Bank	3.875%	8/15/2008	1,700	1,659
European Investment Bank	4.500%	2/17/2009	125	123
European Investment Bank	4.000%	3/3/2010	775	742
European Investment Bank	4.125%	9/15/2010	1,500	1,440
European Investment Bank	4.625%	5/15/2014	3,025	2,934
Export Development Canada	4.000%	8/1/2007	350	345
Export-Import Bank of Korea	4.500%	8/12/2009	175	170
Export-Import Bank of Korea	4.625%	3/16/2010	175	169
Export-Import Bank of Korea	5.125%	3/16/2015	400	384
Federation of Malaysia	8.750%	6/1/2009	450	492
Federation of Malaysia	7.500%	7/15/2011	725	789
Financement Quebec	5.000%	10/25/2012	350	344
Hellenic Republic	6.950%	3/4/2008	450	464
Instituto de Credito Oficial	6.000%	5/19/2008	600	612
Inter-American Development Bank	6.375%	10/22/2007	800	816
Inter-American Development Bank	3.375%	3/17/2008	400	388
Inter-American Development Bank	5.375%	11/18/2008	275	278
Inter-American Development Bank	5.625%	4/16/2009	2,650	2,698
Inter-American Development Bank	8.500%	3/15/2011	575	656
Inter-American Development Bank	4.375%	9/20/2012	250	239
Inter-American Development Bank	7.000%	6/15/2025	275	325
International Bank for Reconstruction & Development	4.125%	6/24/2009	1,025	998
International Bank for Reconstruction & Development	4.125%	8/12/2009	775	754
International Bank for Reconstruction & Development	8.875%	3/1/2026	450	643
International Finance Corp.	3.000%	4/15/2008	1,050	1,010
Japan Finance Corp.	5.875%	3/14/2011	1,000	1,026
Japan Finance Corp.	4.625%	4/21/2015	600	570
Korea Development Bank	3.875%	3/2/2009	550	527
Korea Development Bank	4.750%	7/20/2009	450	440
Korea Development Bank	4.625%	9/16/2010	625	604
Korea Development Bank	5.750%	9/10/2013	675	681
Korea Electric Power	7.750%	4/1/2013	775	870
Kreditanstalt fur Wiederaufbau	3.250%	7/16/2007	3,550	3,478
Kreditanstalt fur Wiederaufbau	3.750%	1/24/2008	900	879
Kreditanstalt fur Wiederaufbau	4.625%	11/17/2008	1,400	1,384
Kreditanstalt fur Wiederaufbau	3.250%	3/30/2009	675	643
Kreditanstalt fur Wiederaufbau	4.250%	6/15/2010	1,325	1,281
Kreditanstalt fur Wiederaufbau	4.625%	1/20/2011	500	488
Kreditanstalt fur Wiederaufbau	4.125%	10/15/2014	975	906
Kreditanstalt fur Wiederaufbau	5.125%	3/14/2016	350	347
Landwirtschaftliche Rentenbank	3.375%	11/15/2007	850	829
Landwirtschaftliche Rentenbank	3.250%	6/16/2008	1,225	1,179
Landwirtschaftliche Rentenbank	3.875%	9/4/2008	775	754
Landwirtschaftliche Rentenbank	4.875%	11/16/2015	275	267
Nordic Investment Bank	3.125%	4/24/2008	450	433
Oesterreichische Kontrollbank	4.250%	10/6/2010	725	702
Oesterreichische Kontrollbank	4.500%	3/9/2015	125	119
Ontario Hydro Electric	6.100%	1/30/2008	350	356
Pemex Project Funding Master Trust	8.500%	2/15/2008	675	707
Pemex Project Funding Master Trust	6.125%	8/15/2008	525	530
3 Pemex Project Funding Master Trust	7.875%	2/1/2009	1,350	1,418
Pemex Project Funding Master Trust	9.125%	10/13/2010	175	196
3 Pemex Project Funding Master Trust	8.000%	11/15/2011	700	759
Pemex Project Funding Master Trust	7.375%	12/15/2014	60	64
Pemex Project Funding Master Trust	5.750%	12/15/2015	1,110	1,062
3 Pemex Project Funding Master Trust	8.625%	2/1/2022	500	590
4 Pemex Project Funding Master Trust	6.625%	6/15/2035	575	556
Pemex Project Funding Master Trust	6.625%	6/15/2035	225	218
People's Republic of China	7.300%	12/15/2008	175	184
People's Republic of China	4.750%	10/29/2013	175	167
Province of British Columbia	5.375%	10/29/2008	1,170	1,179
Province of Manitoba	7.500%	2/22/2010	625	675
Province of New Brunswick	3.500%	10/23/2007	1,225	1,193
Province of Nova Scotia	5.750%	2/27/2012	225	230
Province of Ontario	3.350%	7/16/2007	700	685
Province of Ontario	5.500%	10/1/2008	2,875	2,899
Province of Ontario	3.625%	10/21/2009	625	595
Province of Ontario	4.500%	2/3/2015	775	733
Province of Quebec	5.750%	2/15/2009	800	811
Province of Quebec	5.000%	7/17/2009	1,375	1,363
Province of Quebec	6.125%	1/22/2011	850	878
Province of Quebec	4.600%	5/26/2015	275	259
Province of Quebec	5.000%	3/1/2016	200	194
Province of Quebec	7.500%	9/15/2029	725	903
Province of Saskatchewan	7.375%	7/15/2013	200	225
Quebec Hydro Electric	6.300%	5/11/2011	550	568
Quebec Hydro Electric	7.500%	4/1/2016	900	1,037
Quebec Hydro Electric	8.050%	7/7/2024	475	611
Region of Lombardy, Italy	5.804%	10/25/2032	225	228
Republic of Chile	5.625%	7/23/2007	350	352
Republic of Chile	7.125%	1/11/2012	925	1,001
Republic of Chile	5.500%	1/15/2013	175	175
Republic of Hungary	4.750%	2/3/2015	1,100	1,029
Republic of Italy	3.625%	9/14/2007	2,925	2,866
Republic of Italy	3.750%	12/14/2007	900	881
Republic of Italy	4.000%	6/16/2008	100	98
Republic of Italy	6.000%	2/22/2011	400	412
Republic of Italy	5.625%	6/15/2012	5,400	5,490
Republic of Italy	4.500%	1/21/2015	725	691
Republic of Italy	6.875%	9/27/2023	1,350	1,540
Republic of Italy	5.375%	6/15/2033	625	601
Republic of Korea	8.875%	4/15/2008	725	781
Republic of Korea	4.250%	6/1/2013	1,300	1,205
Republic of Korea	4.875%	9/22/2014	350	336
Republic of Korea	5.625%	11/3/2025	250	243
Republic of Poland	6.250%	7/3/2012	450	467
Republic of Poland	5.250%	1/15/2014	500	491
Republic of South Africa	7.375%	4/25/2012	800	866
Republic of South Africa	6.500%	6/2/2014	325	340
Republic of South Africa	8.500%	6/23/2017	500	605
State of Israel	4.625%	6/15/2013	225	210
Swedish Export Credit Corp.	4.125%	10/15/2008	625	611
Swedish Export Credit Corp.	4.000%	6/15/2010	450	438
United Mexican States	10.375%	2/17/2009	265	297
United Mexican States	8.375%	1/14/2011	4,650	5,143
United Mexican States	7.500%	1/14/2012	203	219
United Mexican States	6.375%	1/16/2013	266	273
United Mexican States	6.625%	3/3/2015	47	49
United Mexican States	11.375%	9/15/2016	100	141
United Mexican States	5.625%	1/15/2017	2,750	2,663
United Mexican States	8.125%	12/30/2019	1,100	1,293
United Mexican States	8.300%	8/15/2031	2,350	2,840
United Mexican States	7.500%	4/8/2033	275	307
^ United Mexican States	6.750%	9/27/2034	1,925	1,990

Total Sovereign Bonds
(Cost $107,729)				105,769

Taxable Municipal Bonds (0.2%)

Illinois (Taxable Pension) GO	4.950%	6/1/2023	400	376
Illinois (Taxable Pension) GO	5.100%	6/1/2033	4,700	4,397
Kansas Dev. Finance Auth. Rev. (Public Employee Retirement System)	5.501%	5/1/2034	450	440
New Jersey Econ. Dev. Auth. State Pension Rev	7.425%	2/15/2029	325	396
New Jersey Turnpike Auth. Rev	4.252%	1/1/2016	10	9
New Jersey Turnpike Auth. Rev	4.252%	1/1/2016	290	268
Oregon (Taxable Pension) GO	5.762%	6/1/2023	225	230
Oregon (Taxable Pension) GO	5.892%	6/1/2027	225	232
Oregon School Board Assn	5.528%	6/30/2028	100	99
Oregon School Board Assn. GO	4.759%	6/30/2028	300	271
Wisconsin Public Service Rev	4.800%	5/1/2013	275	265
Wisconsin Public Service Rev	5.700%	5/1/2026	275	279

Total Taxable Municipal Bonds
(Cost $7,430)				7,262

			Shares

Temporary Cash Investment (3.5%)

5 Vanguard Market Liquidity Fund, 4.715%
(Cost $122,865)			122,864,693	122,865

Total Investments (102.2%)
(Cost $3,636,494)				3,579,370

Other Assets and Liabilities—Net (-2.2%)				(77,091)

Net Assets (100%)				3,502,279

^	Part of security position is on loan to broker/dealers.
1	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.
2	The average maturity is shorter than the final maturity shown due to scheduled interim principal payments and prepayments.
3	Adjustable-rate note.
4	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, the aggregate value of these securities was $15,341,000, representing 0.4% of net assets.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield. GO — General Obligation Bond.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At March 31, 2006, the cost of investment securities for tax purposes was $3,636,494,000. Net unrealized depreciation of investment securities for tax purposes was $57,124,000, consisting of unrealized gains of $1,873,000 on securities that had risen in value since their purchase and $58,997,000 in unrealized losses on securities that had fallen in value since their purchase.

Swap Contracts: The fund has entered into swap transactions to earn the total return on a specified security or index of fixed income securities. Under the terms of the swaps, the fund receives the total return (either receiving the increase or paying the decrease) on a reference security or index, applied to a notional principal amount. In return, the fund agrees to pay the counterparty a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. At the same time, the fund invests an amount equal to the notional amount of the swaps in high-quality floating-rate securities.

Swaps are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time realized gain (loss) is recorded.

At March 31, 2006, the fund had the following open swap contracts:

Total Return Swaps

Reference Entity/Termination Date	Dealer*	Notional Amount ($000)	Floating Interest Rate Paid**	Unrealized Appreciation (Depreciation) ($000)

Commercial Mortgage-Backed Securities Index
4/30/06	BA	38,000	4.729%	(389)
6/1/2006	UBS	14,000	4.580%	(142)
7/31/06	BA	10,000	4.879%	(103)
8/31/06	BA	35,000	4.829%	(120)
Federal Home Loan Mortgage Corp., 6.000% 30-Year
7/1/06	UBS	9,000	4.370%	-
Federal National Mortgage Assn., 4.500% 15-Year
4/1/06	UBS	4,000	4.360%	(72)
5/1/06	UBS	1,000	4.480%	(15)
6/1/06	UBS	3,000	3.830%	(44)
7/1/06	UBS	7,000	3.890%	-
Federal National Mortgage Assn., 5.000% 15-Year
7/1/06	UBS	3,000	4.360%	-
Federal National Mortgage Assn., 5.000% 30-Year
6/1/06	UBS	6,000	4.000%	(114)
7/1/06	UBS	8,000	4.440%	-
Federal National Mortgage Assn., 6.000% 30-Year
5/1/06	UBS	9,000	4.420%	(79)

				(1,078)

*BA - Bank of America.
UBS - UBS Warburg.
**Based on one-month London InterBank Offered Rate (LIBOR) as of the most recent payment date.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD INSTITUTIONAL INDEX FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	May 16, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INSTITUTIONAL INDEX FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	May 16, 2006

VANGUARD INSTITUTIONAL INDEX FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	May 16, 2006

*By Power of Attorney. See File Number 2-31333, filed on January 23, 2006. Incorporated by Reference.